UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09997

Baird Funds, Inc.
(Exact name of registrant as specified in charter)

777 East Wisconsin Avenue
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew D. Ketter
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202
(Name and address of agent for service)

1-866-442-2473
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2013

Date of reporting period: June 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual Report –
Baird Funds
June 30, 2013

Baird Short-Term Bond Fund
Baird Intermediate Bond Fund
Baird Intermediate Municipal Bond Fund
Baird Aggregate Bond Fund
Baird Core Plus Bond Fund

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Table of Contents

Baird Short-Term Bond Fund	3
Baird Intermediate Bond Fund	12
Baird Intermediate Municipal Bond Fund	21
Baird Aggregate Bond Fund	32
Baird Core Plus Bond Fund	41
Additional Information on Fund Expenses	50
Statements of Assets and Liabilities	52
Statements of Operations	54
Statements of Changes in Net Assets	55
Financial Highlights	60
Notes to the Financial Statements	70
Additional Information	81

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird Short-Term Bond Fund
June 30, 2013 (Unaudited)

The Baird Short-Term Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays 1-3 Year U.S. Government/Credit Bond Index.  The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.

Portfolio Characteristics

Quality Distribution*
	Net Assets:	$1,495,239,080

	SEC 30-Day
	Yield:**
	Institutional Class:	1.60%
	Investor Class:	1.33%

	Average
	Effective
	Duration:	1.91 years

	Average
	Effective
	Maturity:	2.35 years

	Annualized
	Expense
	Ratio:
	Institutional Class:	0.30%
Sector Weightings*	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	24.8%#

	Total
	Number of
	Holdings:	410

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2013.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Short-Term Bond Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Since
For the Periods Ended June 30, 2013	Months	Year	Years	Inception(1)
Institutional Class	0.16%	2.20%	3.20%	3.34%
Investor Class(2)	0.07%	2.01%	2.96%	3.09%
Barclays 1-3 Year U.S.
Government/Credit Bond Index(3)	0.07%	0.74%	2.47%	3.09%

(1)	For the period from August 31, 2004 (commencement of operations) to June 30, 2013.
(2)
Performance figures for the Investor Class shares, first offered on September 19, 2012, include the historical performance of the Institutional Class shares through September 18, 2012.  Investor Class share results prior to the date of first sale are hypothetical based on Institutional Class share results and were calculated using an estimated total annual fund operating expense of 0.55%.

(3)
The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and three years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 03/31/2016	$81,700,000	$85,695,620	5.8%
2.375%, 07/31/2017	54,300,000	57,082,875	3.8%
Total U.S. Treasury Securities
(Cost $143,289,648)		142,778,495	9.6%
Taxable Municipal Bonds
County of Miami-Dade FL Aviation Revenue
5.000%, 10/01/2016	6,200,000	6,857,510	0.5%
Other Taxable Municipal Bonds#		30,546,259	2.0%
Total Taxable Municipal Bonds
(Cost $37,481,016)		37,403,769	2.5%
Other Government Related Securities
AB Svensk Exportkredit
0.602%, 01/23/2017 f	8,800,000	8,824,922	0.6%
Other Government Related Securities#		12,410,708	0.8%
Total Other Government Related Securities
(Cost $21,221,362)		21,235,630	1.4%
Corporate Bonds
Industrials
Anglo American Capital PLC
2.150%, 09/27/2013 (Acquired 09/20/2010
through 03/21/2012, Cost $6,895,950)* f	6,900,000	6,920,010	0.5%
Computer Sciences Corporation
2.500%, 09/15/2015@	9,550,000	9,736,597	0.6%
Dollar General Corporation
4.125%, 07/15/2017@	6,480,000	6,834,987	0.5%
Glencore Funding LLC
6.000%, 04/15/2014 (Acquired 01/12/2010
through 02/27/2012, Cost $7,224,641)*	7,120,000	7,369,698	0.5%
Johnson Controls Inc.
5.500%, 01/15/2016@	7,241,000	7,955,593	0.5%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Pioneer Natural Resources Company
5.875%, 07/15/2016@	$10,000,000	$11,152,320	0.7%
POSCO
8.750%, 03/26/2014 (Acquired 03/19/2009
through 01/18/2013, Cost $7,843,410)* f	7,610,000	7,992,235	0.5%
RPM United Kingdom G.P.
6.700%, 11/01/2015
(Acquired 03/04/2013, Cost $8,394,866)* f	7,500,000	8,300,790	0.6%
Staples, Inc.
9.750%, 01/15/2014	9,000,000	9,421,164	0.6%
Telefonica Emisiones S.A.U.
6.421%, 06/20/2016 f	6,745,000	7,405,828	0.5%
The Interpublic Group of Companies, Inc.
10.000%, 07/15/2017	7,195,000	7,574,177	0.5%
Vale Canada Limited
5.700%, 10/15/2015 f	8,000,000	8,558,472	0.6%
Vivendi SA
2.400%, 04/10/2015 (Acquired 04/03/2012
through 05/23/2013, Cost $8,490,988)* f	8,395,000	8,542,752	0.6%
Xerox Corporation
8.250%, 05/15/2014	7,800,000	8,287,172	0.6%
Yara International ASA
5.250%, 12/15/2014 (Acquired 09/25/2012
through 02/13/2013, Cost $8,195,690)* f	7,775,000	8,186,733	0.5%
Yum! Brands, Inc.
4.250%, 09/15/2015	7,425,000	7,899,732	0.5%
Other Industrials#~		340,719,064	22.8%
Total Industrials
(Cost $473,345,187)		472,857,324	31.6%
Utility
National Grid PLC
6.300%, 08/01/2016 f	9,611,000	10,870,992	0.7%
Nisource Finance Corp.
5.400%, 07/15/2014@	7,050,000	7,367,906	0.5%
Williams Partners L.P.
3.800%, 02/15/2015	9,000,000	9,383,481	0.6%
Other Utility#~		99,748,165	6.7%
Total Utility
(Cost $125,943,941)		127,370,544	8.5%
Finance
Citigroup, Inc.
6.010%, 01/15/2015	7,350,000	7,849,249	0.5%
General Electric Capital Corporation
1.000%-5.625%, 09/21/2015-05/01/2018@	13,925,000	14,996,686	1.0%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Hutchison Whampoa International Ltd.
4.625%, 09/11/2015 (Acquired 09/24/2012
through 06/25/2013, Cost $9,682,222)* f	$9,090,000	$9,690,694	0.6%
J.P. Morgan Chase & Co.
3.450%, 03/01/2016	7,700,000	8,031,762	0.5%
Kemper Corporation
6.000%, 11/30/2015	8,500,000	9,240,418	0.6%
Key Bank National Association,
7.413%, 05/06/2015	9,600,000	10,598,266	0.7%
Kookmin Bank
7.250%, 05/14/2014 (Acquired 05/26/2009
through 02/08/2013, Cost $7,235,841)* f	7,000,000	7,346,983	0.5%
M&I Marshall & Ilsley Bank
4.850%, 06/16/2015	6,682,000	7,065,707	0.5%
Manulife Financial Corp.
3.400%, 09/17/2015@ f	7,961,000	8,317,525	0.5%
Mizuho Bank, Ltd.
2.550%, 03/17/2017
(Acquired 05/30/2013, Cost $7,095,378)* f	6,900,000	6,955,262	0.5%
Nomura Holdings Inc.
2.000%, 09/13/2016 f	9,155,000	9,052,839	0.6%
SunTrust Bank
0.608%, 04/01/2015	6,880,000	6,826,542	0.5%
The Bank of New York Mellon Corporation
0.505%, 03/04/2016@	7,000,000	6,994,512	0.5%
The Bank of Nova Scotia
0.673%, 03/15/2016 f	7,000,000	6,996,339	0.5%
The Goldman Sachs Group, Inc.
6.250%, 09/01/2017	6,476,000	7,338,629	0.5%
WEA Finance LLC
7.500%, 06/02/2014 (Acquired 12/14/2011
through 05/17/2013, Cost $8,552,479)*	8,195,000	8,706,843	0.6%
Willis North America, Inc.
5.625%, 07/15/2015	6,650,000	7,135,916	0.5%
Other Finance#~		309,687,411	20.7%
Total Finance
(Cost $449,159,611)		452,831,583	30.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		1,510,689	0.1%
Total U.S. Government Agency Issues
(Cost $1,427,948)		1,510,689	0.1%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues#		$19,993,621	1.3%
Total Non-U.S. Government Agency Issues
(Cost $20,268,530)		19,993,621	1.3%
Asset Backed Securities
Accredited Mortgage Loan Trust
Series 2006-2, Class A3, 0.343%, 09/25/2036	$9,857,089	9,463,407	0.6%
Carrington Mortgage Loan Trust
Series 2006-OPT1, Class A3, 0.373%, 02/25/2036	8,014,228	7,739,965	0.5%
Morgan Stanley ABS Capital I Trust
Series 2005-HE2, Class A3B, 0.413%, 01/25/2035	8,206,362	7,866,479	0.5%
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV3, 0.363%, 09/25/2036	14,374,771	13,936,413	0.9%
Other Asset Backed Securities#~		48,331,541	3.3%
Total Asset Backed Securities
(Cost $88,603,247)		87,337,805	5.8%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,000,000	10,658,290	0.7%
Commercial Mortgage Trust
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	9,413,000	10,090,331	0.7%
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4, 5.100%, 08/15/2038@	10,208,250	10,886,200	0.7%
J.P. Morgan Chase Commercial
Mortgage Securities Corp.
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	9,197,171	9,288,462	0.6%
J.P. Morgan Chase Commercial Mortgage Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,999,000	10,654,034	0.7%
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class A4, 5.378%, 11/14/2042	10,850,000	11,665,584	0.8%
Other Commercial Mortgage-Backed Securities#~		25,888,200	1.8%
Total Commercial Mortgage-Backed Securities
(Cost $90,784,246)		89,131,101	6.0%
Total Long-Term Investments
(Cost $1,451,524,736)		1,452,450,561	97.1%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Short-Term Investments

		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	23,375,031	$23,375,031	1.6%
Total Short-Term Investments
(Cost $23,375,031)		23,375,031	1.6%
Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014†**	$684,835	546,691	0.0%
Total Commercial Paper
(Cost $684,835)		546,691	0.0%

	Shares
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.21%«	55,163,666	55,163,666	3.7%
Total Investment Companies
(Cost $55,163,666)		55,163,666	3.7%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $55,848,501)		55,710,357	3.7%
Total Investments
(Cost $1,530,748,268)		1,531,535,949	102.4%
Asset Relating to Securities Lending Investments
Support Agreement**^a†		138,144	0.0%
Total
(Cost $0)		138,144	0.0%
Liabilities in Excess of Other Assets		(36,435,013)	(2.4)%
TOTAL NET ASSETS		$1,495,239,080	100.0%

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $225,342,545 representing 15.07% of net assets.

Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are in integral part of these financial statements.

Baird Short-Term Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$142,778,495	$—	$142,778,495
Taxable Municipal Bonds	—	37,403,769	—	37,403,769
Other Government Related Securities	—	21,235,630	—	21,235,630
Corporate Debt Securities	—	1,053,059,451	—	1,053,059,451
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,510,689	—	1,510,689
Residential Mortgage-Backed Securities –
Non - U.S. Government Agency Issues	—	19,993,621	—	19,993,621
Asset Backed Securities	—	87,337,805	—	87,337,805
Commercial Mortgage-Backed Securities	—	89,131,101	—	89,131,101
Total Fixed Income	—	1,452,450,561	—	1,452,450,561
Short-Term Investments
Money Market Mutual Fund	23,375,031	—	—	23,375,031
Total Short-Term Investments	23,375,031	—	—	23,375,031
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	546,691	—	546,691
Money Market Mutual Fund	55,163,666	—	—	55,163,666
Total Investments Purchased
with Cash Proceeds
from Securities Lending	55,163,666	546,691	—	55,710,357
Total Investments	$78,538,697	$1,452,997,252	$—	$1,531,535,949
Asset Relating to Securities
Lending Investments	$—	$138,144	$—	$138,144

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
June 30, 2013 (Unaudited)

The Baird Intermediate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Intermediate U.S. Government/Credit Bond Index.  The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

Portfolio Characteristics

Quality Distribution*
	Net Assets:	$990,583,431

	SEC 30-Day
	Yield:**
	Institutional Class:	1.93%
	Investor Class:	1.68%

	Average
	Effective
	Duration:	3.88 years

	Average
	Effective
	Maturity:	4.45 years

	Annualized
	Expense
Sector Weightings*	Ratio:
	Institutional Class:	0.30%
	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	20.3%#

	Total
	Number of
	Holdings:	393

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2013.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Bond Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2013	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-1.31%	1.82%	5.77%	4.64%	5.73%
Investor Class Shares	-1.37%	1.59%	5.50%	4.37%	5.46%
Barclays Intermediate
U.S. Government/Credit Bond Index(2)	-1.45%	0.28%	4.57%	4.03%	5.25%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2013.
(2)
The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017	$11,475,000	$12,063,094	1.2%
3.875%, 05/15/2018@	9,700,000	10,867,026	1.1%
9.125%, 05/15/2018	13,950,000	19,094,063	1.9%
2.250%, 07/31/2018@	104,150,000	108,478,682	11.0%
1.250%, 04/30/2019@	52,700,000	51,600,731	5.2%
2.625%, 08/15/2020	31,850,000	33,283,250	3.4%
7.875%, 02/15/2021	10,000,000	14,171,880	1.4%
Total U.S. Treasury Securities
(Cost $252,211,038)		249,558,726	25.2%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.250%, 05/12/2017	5,050,000	5,057,055	0.5%
1.000%, 06/29/2017@	9,200,000	9,117,467	0.9%
Series 1, 1.000%, 07/28/2017@	5,500,000	5,422,736	0.5%
2.375%, 01/13/2022	300,000	291,533	0.0%
Federal National Mortgage Association (FNMA):
1.375%, 11/15/2016@	6,700,000	6,792,098	0.7%
0.875%, 08/28/2017	4,625,000	4,533,351	0.5%
Total U.S. Government Agency Issues
(Cost $31,288,341)		31,214,240	3.1%
Taxable Municipal Bonds
State of Illinois
3.636%, 02/01/2014	5,150,000	5,206,135	0.5%
Other Taxable Municipal Bonds#		28,468,875	2.9%
Total Taxable Municipal Bonds
(Cost $32,247,476)		33,675,010	3.4%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Other Government Related Securities
KFW
4.875%, 06/17/2019 f	$3,250,000	$3,768,375	0.4%
Petrobras International Finance Company
3.875%, 01/27/2016 f	4,175,000	4,295,349	0.4%
Other Government Related Securities#~		8,427,933	0.8%
Total Other Government Related Securities
(Cost $15,447,165)		16,491,657	1.6%
Corporate Bonds
Industrials
Computer Sciences Corporation
2.500%, 09/15/2015	4,500,000	4,587,925	0.5%
Ecolab Inc.
1.450%, 12/08/2017	4,000,000	3,885,124	0.4%
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	4,800,000	5,291,774	0.5%
Hyundai Capital Services Inc.
6.000%, 05/05/2015 (Acquired 03/27/2013
through 05/30/2013, Cost $6,007,263)* f	5,549,000	5,958,882	0.6%
LeasePlan Corporation N.V.
3.000%, 10/23/2017 (Acquired 02/07/2013,
Cost $4,052,772)* f	4,000,000	4,012,800	0.4%
Mylan Inc.
6.000%, 11/15/2018 (Acquired 01/15/2013
through 02/12/2013, Cost $4,353,848)*	4,000,000	4,383,524	0.5%
Petrohawk Energy Corporation
7.250%, 08/15/2018	4,000,000	4,364,000	0.4%
TCI Communications, Inc.
8.750%, 08/01/2015	3,498,000	4,045,199	0.4%
Waste Management, Inc.
7.375%, 03/11/2019	4,000,000	4,824,452	0.5%
Wesfarmers Limited
1.874%, 03/20/2018 (Acquired 03/13/2013,
Cost $3,900,000)* f	3,900,000	3,830,190	0.4%
Other Industrials#~		153,586,543	15.5%
Total Industrials
(Cost $196,360,994)		198,770,413	20.1%
Utility
Ameren Corporation
8.875%, 05/15/2014	4,500,000	4,796,527	0.5%
Enterprise Products Operating LLC
Series O, 9.750%, 01/31/2014	3,824,000	4,017,326	0.4%
National Grid PLC
6.300%, 08/01/2016 f	3,925,000	4,439,564	0.4%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Trans-Allegheny Interstate Line Company
4.000%, 01/15/2015 (Acquired 01/19/2010
through 02/22/2013, Cost $3,713,207)*	$3,673,000	$3,814,954	0.4%
Other Utility#~		56,056,608	5.7%
Total Utility
(Cost $71,253,952)		73,124,979	7.4%
Finance
ABN AMRO Bank N.V.
1.375%, 01/22/2016 (Acquired 01/17/2013,
Cost $4,498,965)*@ f	4,500,000	4,461,750	0.5%
Berkshire Hathaway Finance Corporation
1.600%, 05/15/2017	3,800,000	3,784,025	0.4%
Commonwealth Bank of Australia
5.000%, 10/15/2019 (Acquired 03/02/2012,
Cost $4,284,982)* f	4,000,000	4,476,084	0.5%
Deutsche Bank Aktiengesellschaft
3.250%, 01/11/2016 f	4,250,000	4,450,188	0.4%
First Tennessee Bank, National Association
5.650%, 04/01/2016	4,263,000	4,623,441	0.5%
Invesco Finance PLC
3.125%, 11/30/2022 f	4,225,000	3,941,118	0.4%
MassMutual Global Funding II
2.000%, 04/05/2017 (Acquired 03/29/2012,
Cost $3,783,470)*	3,800,000	3,807,809	0.4%
SLM Corporation
5.000%, 10/01/2013	4,000,000	4,020,000	0.4%
The Bank of Nova Scotia
0.673%, 03/15/2016 f	4,000,000	3,997,908	0.4%
The Goldman Sachs Group, Inc.
6.150%, 04/01/2018	3,900,000	4,394,676	0.4%
Other Finance#~		202,524,035	20.4%
Total Finance
(Cost $238,255,307)		244,481,034	24.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Other U.S. Government Agency Issues#		1,570,339	0.2%
Total U.S. Government Agency Issues
(Cost $1,491,939)		1,570,339	0.2%
Non-U.S. Government Agency Issues
Other Non-U.S. Government Agency Issues#~		11,710,947	1.2%
Total Non-U.S. Government Agency Issues
(Cost $11,642,456)		11,710,947	1.2%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Asset Backed Securities
Master Credit Card Trust
Series 2012-2A, Class A, 0.780%, 04/21/2017
(Acquired 10/24/2012, Cost $5,998,817)* f	$6,000,000	$5,955,378	0.6%
Specialty Underwriting & Residential Finance Trust
Series 2004-BC4, Class A1A, 0.863%, 10/25/2035	4,959,898	4,819,940	0.5%
Other Asset Backed Securities#~		16,246,998	1.6%
Total Asset Backed Securities
(Cost $27,111,697)		27,022,316	2.7%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	6,790,000	7,236,979	0.7%
Citigroup Deutsche Bank
Series 2005-CD1, Class A4, 5.392%, 07/15/2044	5,600,000	6,015,497	0.6%
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4, 5.100%, 08/15/2038	4,000,000	4,265,648	0.4%
Federal National Mortgage Association (FNMA)
1.074%-1.513%, 11/25/2016-12/25/2017	4,075,000	4,064,157	0.4%
Federal Home Loan Mortgage Corporation (FHLMC)
Multifamily Structured Pass Through Certificates:
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,293,194	0.8%
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,440,815	0.7%
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,448,356	0.6%
1.655%-4.251%, 11/25/2016-01/25/2020	9,113,000	9,393,793	0.9%
J.P. Morgan Chase Commercial Mortgage Trust
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,327,550	0.5%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,000,000	5,411,021	0.6%
Other Commercial Mortgage Backed Securities#		1,548,078	0.2%
Total Commercial Mortgage Backed Securities
(Cost $63,602,788)		63,445,088	6.4%
Total Long-Term Investments
(Cost $940,913,153)		951,064,749	96.0%
Short-Term Investments
	Shares
Money Market Mutual Funds
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	14,079,317	14,079,317	1.4%
Total Short-Term Investments
(Cost $14,079,317)		14,079,317	1.4%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Investments Purchased with Cash
Proceeds from Securities Lending

	Principal	Market	% of
	Amount	Value	Net Assets
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014†**	$1,730,476	$1,381,406	0.2%
Total Commercial Paper
(Cost $1,730,476)		1,381,406	0.2%

	Shares
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.21%«	144,552,431	144,552,431	14.6%
Total Investment Companies
(Cost $144,552,431)		144,552,431	14.6%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $146,282,907)		145,933,837	14.8%
Total Investments
(Cost $1,101,275,377)		1,111,077,903	112.2%
Asset Relating to Securities Lending Investments
Support Agreement**^a†		349,070	0.0%
Total
(Cost $0)		349,070	0.0%
Liabilities in Excess of Other Assets		(120,843,542)	(12.2)%
TOTAL NET ASSETS		$990,583,431	100.0%
Notes to Summary Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
~	Groupings contain, in aggregate, restricted securities totaling $113,700,492 representing 11.48% of net assets.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$249,558,726	$—	$249,558,726
U.S. Government Agency Issues	—	31,214,240	—	31,214,240
Taxable Municipal Bonds	—	33,675,010	—	33,675,010
Other Government Related Securities	—	16,491,657	—	16,491,657
Corporate Bonds	—	516,374,965	1,461	516,376,426
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	1,570,339	—	1,570,339
Residential Mortgage-Backed Securities –
Non-U.S. Government Agency Issues	—	11,710,947	—	11,710,947
Asset Backed Securities	—	27,022,316	—	27,022,316
Commercial Mortgage-Backed Securities	—	63,445,088	—	63,445,088
Total Fixed Income	—	951,063,288	1,461	951,064,749
Short-Term Investments
Money Market Mutual Fund	14,079,317	—	—	14,079,317
Total Short-Term Investments	14,079,317	—	—	14,079,317
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,381,406	—	1,381,406
Money Market Mutual Fund	144,552,431	—	—	144,552,431
Total Investments Purchased with
Cash Proceeds from Securities Lending	144,552,431	1,381,406	—	145,933,837
Total Investments	$158,631,748	$952,444,694	$1,461	$1,111,077,903
Asset Relating to Securities
Lending Investments	$—	$349,070	$—	$349,070

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$1,461
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2013	$1,461

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
June 30, 2013 (Unaudited)

The Baird Intermediate Municipal Bond Fund seeks current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.  The Fund strives to achieve an annual rate of return, before Fund expenses, greater than the annual rate of the total return of the Barclays 7-Year General Obligation Bond Index.  The Barclays 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million; have a minimum amount outstanding of at least $5 million; have been issued within the last five years; and have a maturity of six to eight years.

Portfolio Characteristics

Quality Distribution*
	Net Assets:	$1,103,262,480

	SEC 30-Day
	Yield:***
	Institutional Class:	1.86%
	Investor Class:	1.60%

	Average
	Effective
	Duration:	5.07 years

	Average
	Effective
	Maturity:	5.65 years

	Annualized
	Expense
Sector Weightings*	Ratio:
	Institutional Class:	0.30%
	Investor Class:	0.55%****

	Portfolio
	Turnover
	Rate:	5.0%#

	Total
	Number of
	Holdings:	287

*	Percentages shown are based on the Fund’s total investments.
**	Includes pre-refunded and escrowed-to-maturity (ETM) bonds.
***	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2013.
****	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Intermediate Municipal Bond Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2013	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-2.17%	-0.61%	4.66%	3.77%	4.67%
Investor Class Shares	-2.33%	-0.85%	4.39%	3.51%	4.40%
Barclays 7-Year General
Obligation Bond Index(2)	-2.19%	0.06%	5.45%	4.42%	4.94%

(1)	For the period from March 30, 2001 (commencement of operations) through June 30, 2013.
(2)
The Barclays 7-Year General Obligation Bond Index is an unmanaged, market value weighted index comprised of investment grade state and local general obligation bonds that have been issued as part of an offering of at least $50 million, have a minimum amount outstanding of at least $5 million, have been issued within the last five years and have a maturity of six to eight years.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 25% of its total assets in municipal obligations issued by persons in the same state. As a result, changes in economic, business or political conditions of a particular state may have a disproportionate impact on the Fund’s share price. Municipal securities investments are not appropriate for all investors, especially those taxed at lower rates. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal	Market	% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Other Alabama#		$4,042,040	0.4%
Total Alabama
(Cost $3,835,590)		4,042,040	0.4%
Alaska
Other Alaska#		1,072,160	0.1%
Total Alaska
(Cost $1,017,542)		1,072,160	0.1%
Arizona
Other Arizona#		11,419,404	1.0%
Total Arizona
(Cost $11,190,229)		11,419,404	1.0%
California
San Joaquin Hills California Transportation
Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM)^	$6,865,000	5,986,348	0.5%
0.000%, 01/01/2023 (ETM)^	14,000,000	10,653,860	1.0%
San Marcos California Public
Facilities Authority Revenue
0.000%, 09/01/2019 (ETM)^	17,295,000	15,086,255	1.4%
Other California#		20,544,166	1.8%
Total California
(Cost $48,418,325)		52,270,629	4.7%
Colorado
Colorado Springs Colorado Utilities Revenue Bonds
5.875%, 11/15/2017 (ETM)	7,410,000	8,113,209	0.7%
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM)^	16,410,000	12,438,452	1.1%
0.000%, 10/01/2022 (ETM)^	17,540,000	13,294,969	1.2%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Regional Transportation District
Colorado Sales Tax Revenue
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	$6,785,000	$7,702,061	0.7%
Other Colorado#		8,393,804	0.8%
Total Colorado
(Cost $49,206,206)		49,942,495	4.5%
Florida
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,512,498	0.9%
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,546,823	0.5%
County of St. Lucie Florida
6.000%, 10/01/2020 (ETM)	6,420,000	7,938,908	0.7%
Florida State Board of Education
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,539,076	1.4%
Miami-Dade County Florida
4.500%, 10/01/2020	7,100,000	7,900,951	0.7%
Other Florida#		56,601,967	5.1%
Total Florida
(Cost $97,286,251)		103,040,223	9.3%
Georgia
Atlanta Georgia Water & Wastewater Revenue
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,801,267	0.9%
Forsyth County Georgia Hospital
Authority Revenue Anticipation Certificates
6.375%, 10/01/2028 (Callable 02/04/2013)(ETM)	8,050,000	9,997,536	0.9%
Georgia Municipal Electric Authority Power Revenue
6.500%, 01/01/2017 (Insured by AGM)	7,350,000	8,099,186	0.7%
Gwinnett County Georgia School District
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,577,192	0.8%
State of Georgia
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,165,384	1.3%
Other Georgia#		5,931,745	0.5%
Total Georgia
(Cost $56,243,652)		56,572,310	5.1%
Illinois
Illinois Development Financial Authority
0.000%, 07/15/2023 (ETM)^	16,860,000	12,164,490	1.1%
Illinois Finance Authority
0.000%, 07/15/2025 (ETM)^	9,560,000	6,274,610	0.6%
Kane McHenry Cook & De Kalb
Counties Illinois School District No. 300
7.000%, 01/01/2018 (Insured by AMBAC)	6,140,000	7,521,500	0.7%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Kendall Kane & Will Counties
Community Unit School District No. 308
0.000%, 02/01/2021^	$13,625,000	$10,381,705	0.9%
Other Illinois#		74,550,423	6.8%
Total Illinois
(Cost $108,523,460)		110,892,728	10.1%
Indiana
Other Indiana#		16,017,680	1.5%
Total Indiana
(Cost $15,033,018)		16,017,680	1.5%
Iowa
Other Iowa#		1,052,299	0.1%
Total Iowa
(Cost $1,020,835)		1,052,299	0.1%
Kansas
Other Kansas#		2,133,989	0.2%
Total Kansas
(Cost $1,990,967)		2,133,989	0.2%
Kentucky
Louisville & Jefferson County
Metropolitan Government
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	12,940,000	15,673,834	1.4%
Other Kentucky#		3,880,646	0.4%
Total Kentucky
(Cost $19,607,682)		19,554,480	1.8%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,575,000	11,579,431	1.0%
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,005,000	23,202,254	2.1%
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,070,218	0.2%
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,838,200	1.1%
Total Louisiana
(Cost $46,358,623)		48,690,103	4.4%
Maine
Other Maine#		4,722,571	0.4%
Total Maine
(Cost $4,578,243)		4,722,571	0.4%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Maryland
State of Maryland:
5.000%, 03/15/2019 (Callable 03/15/2017)	$1,135,000	$1,299,041	0.1%
5.000%, 08/01/2020 (Callable 08/01/2019)	10,000,000	11,758,800	1.1%
Other Maryland#		1,429,029	0.1%
Total Maryland
(Cost $14,981,387)		14,486,870	1.3%
Massachusetts
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,548,373	0.6%
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,158,900	1.5%
Other Massachusetts#		9,364,686	0.8%
Total Massachusetts
(Cost $31,892,462)		32,071,959	2.9%
Michigan
Michigan Finance Authority
5.000%, 01/01/2019	7,000,000	8,210,860	0.8%
Other Michigan#		22,288,505	2.0%
Total Michigan
(Cost $29,860,134)		30,499,365	2.8%
Minnesota
University of Minnesota
5.500%, 07/01/2021 (ETM)	8,455,000	9,974,702	0.9%
Other Minnesota#		4,315,641	0.4%
Total Minnesota
(Cost $14,365,234)		14,290,343	1.3%
Mississippi
Other Mississippi#		2,706,390	0.3%
Total Mississippi
(Cost $2,585,592)		2,706,390	0.3%
Missouri
Other Missouri#		1,139,390	0.1%
Total Missouri
(Cost $1,097,771)		1,139,390	0.1%
Nebraska
Omaha Nebraska Public Electric Power District Revenue
6.200%, 02/01/2017 (ETM)	7,410,000	8,193,089	0.7%
Other Nebraska#		1,747,699	0.2%
Total Nebraska
(Cost $9,644,079)		9,940,788	0.9%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Nevada
Other Nevada#		$2,326,189	0.2%
Total Nevada
(Cost $2,099,775)		2,326,189	0.2%
New Hampshire
Other New Hampshire#		6,037,583	0.5%
Total New Hampshire
(Cost $5,908,466)		6,037,583	0.5%
New Jersey
New Jersey State Housing &
Mortgage Finance Agency Bonds
4.500%, 10/01/2029 (Callable 04/01/2021)	$8,180,000	8,425,318	0.8%
Other New Jersey#		13,420,036	1.2%
Total New Jersey
(Cost $21,541,662)		21,845,354	2.0%
New Mexico
Other New Mexico#		3,345,795	0.3%
Total New Mexico
(Cost $3,314,267)		3,345,795	0.3%
New York
Metropolitan Transit Authority New York
6.000%, 04/01/2020 (ETM)	13,430,000	16,290,859	1.5%
Westchester Tobacco Asset
Securitization Corp. New York
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	16,168,545	1.4%
Other New York#		40,750,176	3.7%
Total New York
(Cost $70,023,699)		73,209,580	6.6%
North Carolina
North Carolina Eastern Municipal Power Agency
5.000%, 01/01/2021 (ETM)	7,280,000	8,722,969	0.8%
North Carolina Eastern Municipal
Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,282,856	0.7%
6.400%, 01/01/2021 (ETM)	5,750,000	6,795,695	0.6%
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,869,555	0.8%
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,835,000	2,346,396	0.2%
North Carolina Medical Care
Community Hospital Revenue
5.250%, 11/01/2029 (Pre-refunded to 11/01/2014)	6,495,000	6,917,110	0.6%
Total North Carolina
(Cost $40,189,085)		40,934,581	3.7%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Ohio
Other Ohio#		$15,754,160	1.4%
Total Ohio
(Cost $15,453,698)		15,754,160	1.4%
Pennsylvania
Pennsylvania Convention Center
Authority Revenue Bonds
6.000%, 09/01/2019 (ETM)	$10,060,000	12,229,841	1.1%
Other Pennsylvania#		23,886,777	2.2%
Total Pennsylvania
(Cost $34,763,692)		36,116,618	3.3%
Puerto Rico
Other Puerto Rico#		15,896,628	1.4%
Total Puerto Rico
(Cost $16,466,020)		15,896,628	1.4%
South Carolina
Piedmont Municipal Power Agency
South Carolina Electric Revenue
6.750%, 01/01/2020 (ETM)	6,375,000	8,210,617	0.7%
Total South Carolina
(Cost $7,679,450)		8,210,617	0.7%
South Dakota
Other South Dakota#		720,001	0.1%
Total South Dakota
(Cost $702,356)		720,001	0.1%
Tennessee
Other Tennessee#		10,982,511	1.0%
Total Tennessee
(Cost $10,719,684)		10,982,511	1.0%
Texas
Harris County Texas
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,780,000	8,220,276	0.8%
Houston Texas Water & Sewer System Revenue Bonds:
0.000%, 12/01/2023 (ETM)^	1,500,000	1,080,045	0.1%
5.500%, 12/01/2029 (ETM)	16,050,000	20,033,129	1.8%
Lamar Consolidated Independent School District
5.000%, 02/15/2021 (PSF Guaranteed)	6,760,000	8,054,405	0.7%
San Antonio Texas Electric & Gas Revenue
5.650%, 02/01/2019 (ETM)	11,665,000	13,738,454	1.2%
Tarrant County Texas Health Facilities Revenue
6.000%, 09/01/2024 (ETM)	7,990,000	9,793,023	0.9%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Texas State:
5.000%, 10/01/2018	$6,285,000	$7,362,626	0.7%
5.000%, 04/01/2020 (Callable 04/01/2016)	3,965,000	4,347,900	0.4%
Other Texas#		79,453,450	7.2%
Total Texas
(Cost $148,178,201)		152,083,308	13.8%
Utah
Other Utah#		6,726,843	0.6%
Total Utah
(Cost $6,537,165)		6,726,843	0.6%
Virginia
Tobacco Settlement Financing Corporation Revenue
5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	7,775,000	8,516,268	0.8%
Other Virginia#		4,667,669	0.4%
Total Virginia
(Cost $12,997,837)		13,183,937	1.2%
Washington
King County Washington
5.000%, 12/01/2021	11,665,000	14,060,874	1.3%
University of Washington
5.000%, 07/01/2022	6,505,000	7,715,516	0.7%
Washington State:
5.000%, 01/01/2021	10,000,000	11,721,300	1.1%
5.000%-5.500%, 07/01/2018-07/01/2023	6,500,000	7,574,800	0.7%
Other Washington#		19,267,426	1.7%
Total Washington
(Cost $60,865,182)		60,339,916	5.5%
West Virginia
Other West Virginia#		1,328,722	0.1%
Total West Virginia
(Cost $1,327,231)		1,328,722	0.1%
Wisconsin
State of Wisconsin
5.000%, 05/01/2022	10,000,000	11,726,900	1.1%
Other Wisconsin#		6,604,796	0.6%
Total Wisconsin
(Cost $18,517,195)		18,331,696	1.7%
Total Long-Term Investments
(Cost $1,046,021,947)		1,073,932,255	97.3%

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Short-Term Investments

		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01%«	5,096,345	$5,096,345	0.5%
Total Short-Term Investments
(Cost $5,096,345)		5,096,345	0.5%
Total Investments
(Cost $1,051,118,292)		1,079,028,600	97.8%
Other Assets in Excess of Liabilities		24,233,880	2.2%
TOTAL NET ASSETS		$1,103,262,480	100.0%
Notes to Summary Schedule of Investments
AGM – Assured Guaranty Municipal
AMBAC – Ambac Assurance Corporation. Ambac Assurance’s plan of rehabilitation transferring certain troubled insurance policies and assets (mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
PSF – Texas Permanent School Fund
ETM – Escrowed to Maturity
^	Non-Income Producing
«	7-Day Yield
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Municipal Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (Unaudited) (cont.)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
Municipal Bonds	$—	$1,073,932,255	$—	$1,073,932,255
Total Fixed Income	—	1,073,932,255	—	1,073,932,255
Short-Term Investments
Money Market Mutual Fund	5,096,345	—	—	5,096,345
Total Short-Term Investments	5,096,345	—	—	5,096,345
Total Investments	$5,096,345	$1,073,932,255	$—	$1,079,028,600

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
June 30, 2013 (Unaudited)

The Baird Aggregate Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Aggregate Bond Index.  The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*
	Net Assets:	$1,720,853,141

	SEC 30-Day
	Yield:**
	Institutional Class:	2.92%
	Investor Class:	2.66%

	Average
	Effective
	Duration:	5.49 years

	Average
	Effective
	Maturity:	7.15 years

	Annualized
	Expense
	Ratio:
	Institutional Class:	0.30%
Sector Weightings*	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	13.5%#

	Total
	Number of
	Holdings:	425

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2013.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Aggregate Bond Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2013	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-2.07%	1.63%	6.08%	4.98%	6.13%
Investor Class Shares	-2.21%	1.44%	5.80%	4.74%	5.88%
Barclays U.S. Aggregate Bond Index(2)	-2.44%	-0.69%	5.19%	4.52%	5.65%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2013.
(2)
The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities,  with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$123,100,000	$120,532,257	7.0%
5.250%, 11/15/2028	60,950,000	77,482,688	4.5%
4.375%, 02/15/2038	62,000,000	72,598,156	4.2%
Total U.S. Treasury Securities
(Cost $280,554,700)		270,613,101	15.7%
Taxable Municipal Bonds
California Qualified School Construction Bonds
7.155%, 03/01/2027	7,500,000	8,280,000	0.5%
Other Taxable Municipal Bonds#		58,604,864	3.4%
Total Taxable Municipal Bonds
(Cost $63,318,548)		66,884,864	3.9%
Other Government Related Securities
Other Government Related Securities#		26,862,433	1.6%
Total Other Government Related Securities
(Cost $26,256,363)		26,862,433	1.6%
Corporate Bonds
Industrials
Glencore Funding LLC
6.000%, 04/15/2014 (Acquired 03/31/2004
through 06/20/2011, Cost $8,110,165)*	8,092,000	8,375,786	0.5%
Petrohawk Energy Corporation
7.250%, 08/15/2018	6,908,000	7,536,628	0.4%
Time Warner, Inc.
7.700%, 05/01/2032	6,630,000	8,429,541	0.5%
Tyco Electronics Group S.A.
6.550%, 10/01/2017 f	7,000,000	8,103,200	0.5%
Other Industrials#~		205,825,483	12.0%
Total Industrials
(Cost $232,697,564)		238,270,638	13.9%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Utility
Ameren Corporation
8.875%, 05/15/2014	$6,900,000	$7,354,676	0.4%
DCP Midstream, LLC
9.750%, 03/15/2019 (Acquired 02/29/2012
through 10/15/2012, Cost $7,209,487)*	5,675,000	7,318,656	0.4%
Maritimes & Northeast Pipeline, LLC
7.500%, 05/31/2014
(Acquired 06/18/2013, Cost $8,811,777)*	8,404,000	8,803,493	0.5%
Other Utility#~		62,349,856	3.7%
Total Utility
(Cost $82,114,110)		85,826,681	5.0%
Finance
John Hancock Life Insurance Company
7.375%, 02/15/2024
(Acquired 08/26/2010, Cost $7,583,382)*	6,800,000	8,256,506	0.5%
National Australia Bank Limited
0.805%, 10/08/2015
(Acquired 01/16/2013, Cost $10,010,439)* f	10,000,000	9,995,610	0.6%
Rabobank Nederland
0.524%, 03/07/2016
(Acquired 05/21/2013, Cost $9,927,701)* f	10,000,000	9,937,350	0.6%
The Bank of Nova Scotia
0.673%, 03/15/2016 f	8,000,000	7,995,816	0.5%
Westpac Banking Corporation
1.600%, 01/12/2018 f	7,875,000	7,731,754	0.5%
Other Finance#~		279,738,710	16.1%
Total Finance
(Cost $313,023,845)		323,655,746	18.8%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 03/01/2038	8,277,073	8,839,546	0.5%
4.500%, 11/01/2039	11,812,866	12,437,531	0.7%
3.500%, 06/01/2042	10,421,497	10,570,677	0.6%
3.500%, 07/01/2042	16,479,061	16,714,953	1.0%
3.000%, 08/01/2042	36,791,432	35,916,515	2.1%
3.000%, 10/01/2042	13,366,811	13,048,942	0.8%
2.500%-6.500%, 07/01/2014-02/01/2043	26,459,265	27,159,358	1.5%
Federal Home Loan Mortgage Corporation (FHLMC)
4.500%, 09/01/2040	12,483,799	13,156,829	0.8%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Federal National Mortgage Association (FNMA):
3.000%, 04/01/2027	$16,365,963	$16,853,976	1.0%
2.500%, 12/01/2027	17,018,470	17,145,906	1.0%
4.500%, 09/01/2029	7,319,962	7,758,404	0.5%
5.000%, 10/01/2035	11,985,802	12,917,805	0.8%
3.500%, 02/01/2041	23,356,748	23,742,205	1.4%
4.000%, 02/01/2041	29,386,111	30,724,775	1.8%
4.000%, 09/01/2041	9,353,049	9,757,340	0.6%
3.000%, 05/01/2042	10,801,532	10,568,571	0.6%
3.500%-8.000%, 07/25/2019-12/01/2040	53,265,563	56,913,953	3.1%
Government National Mortgage Association (GNMA):
5.000%, 07/20/2040	8,711,349	9,604,449	0.6%
4.500%, 01/20/2041	25,427,202	27,407,757	1.6%
4.000%, 06/20/2042	22,468,688	23,644,154	1.4%
3.500%, 09/20/2042	13,734,537	14,119,742	0.8%
6.000%, 11/20/2033	154,284	178,842	0.0%
Other U.S. Government Agency Issues#		416,816	0.0%
Total U.S. Government Agency Issues
(Cost $400,809,916)		399,599,046	23.2%
Non-U.S. Government Agency Issues
Countrywide Alternative Loan Trust
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	8,254,406	8,713,796	0.5%
J.P. Morgan Mortgage Trust
Series 2005-A4, Class 1A1, 5.263%, 07/25/2035	7,454,265	7,639,213	0.5%
Other Non-U.S. Government Agency Issues#		45,942,650	2.6%
Total Non-U.S. Government Agency Issues
(Cost $64,127,681)		62,295,659	3.6%
Asset Backed Securities
Countrywide Asset-Backed Certificates:
Series 2005-11, Class AF3, 4.778%, 02/25/2036	9,045,151	8,366,810	0.5%
4.583%-5.693%, 01/25/2033-09/25/2046	26,785,303	25,729,851	1.6%
Nationstar Home Equity Loan Trust
Series 2006-B, Class AV3, 0.363%, 09/25/2036	14,374,771	13,936,412	0.8%
Other Asset Backed Securities#		24,254,668	1.3%
Total Asset Backed Securities
(Cost $72,906,760)		72,287,741	4.2%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	12,339,000	13,151,264	0.7%
Commercial Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	11,448,000	12,271,764	0.7%
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	8,754,000	8,572,556	0.5%
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,375,000	13,744,958	0.8%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Credit Suisse First Boston
Mortgage Securities Corporation
Series 2005-C5, Class A4, 5.100%, 08/15/2038@	$10,149,000	$10,823,015	0.6%
GE Capital Commercial Mortgage Corporation
Series 2005-C4, Class A4, 5.471%, 11/10/2045	10,925,000	11,815,661	0.7%
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	11,455,000	12,205,417	0.7%
Series 2013-LC11, Class A5, 2.960%, 04/17/2046	7,000,000	6,520,941	0.4%
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.858%, 11/17/2045	16,000,000	14,902,864	0.9%
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4, 5.465%, 12/15/2044	10,000,000	10,822,040	0.6%
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.440%, 04/15/2045	12,200,000	12,058,626	0.7%
Other Commercial Mortgage Backed Securities#		1,201,868	0.1%
Total Commercial Mortgage Backed Securities
(Cost $131,094,658)		128,090,974	7.4%
Total Long-Term Investments
(Cost $1,666,904,145)		1,674,386,883	97.3%

Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.04%«	4,455,038	4,455,038	0.3%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	33,000,000	33,000,000	1.9%
Total Short-Term Investments
(Cost $37,455,038)		37,455,038	2.2%

Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014†**	$2,375,896	1,896,633	0.1%
Total Commercial Paper
(Cost $2,375,896)		1,896,633	0.1%

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Investments Purchased with Cash
Proceeds from Securities Lending (cont.)

		Market	% of
	Shares	Value	Net Assets
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.21%«	83,382,247	$83,382,247	4.9%
Total Investment Companies
(Cost $83,382,247)		83,382,247	4.9%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $85,758,143)		85,278,880	5.0%
Total Investments
(Cost $1,790,117,326)		1,797,120,801	104.5%
Asset Relating to Securities Lending Investments
Support Agreement**^a†		479,263	0.0%
Total
(Cost $0)		479,263	0.0%
Liabilities in Excess of Other Assets		(76,746,923)	(4.5)%
TOTAL NET ASSETS		$1,720,853,141	100.0%
Notes to Summary Schedule of Investments
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

~	Groupings contain, in aggregate, restricted securities totaling $128,476,245 representing 7.47% of net assets.

Summary of Fair Value Exposure at June 30, 2013 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (Unaudited) (cont.)

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$270,613,101	$—	$270,613,101
Taxable Municipal Bonds	—	66,884,864	—	66,884,864
Other Government Related Securities	—	26,862,433	—	26,862,433
Corporate Debt Securities	—	647,751,458	1,607	647,753,065
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	399,599,046	—	399,599,046
Residential Mortgage-Backed Securities –
Non - U.S. Government Agency Issues	—	62,295,659	—	62,295,659
Asset Backed Securities	—	72,287,741	—	72,287,741
Commercial Mortgage-Backed Securities	—	128,090,974	—	128,090,974
Total Fixed Income	—	1,674,385,276	1,607	1,674,386,883
Short-Term Investments
Money Market Mutual Funds	37,455,038	—	—	37,455,038
Total Short-Term Investments	37,455,038	—	—	37,455,038
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	1,896,633	—	1,896,633
Money Market Mutual Fund	83,382,247	—	—	83,382,247
Total Investments Purchased
with Cash Proceeds
from Securities Lending	83,382,247	1,896,633	—	85,278,880
Total Investments	$120,837,285	$1,676,281,909	$1,607	$1,797,120,801
Asset Relating to Securities
Lending Investments	$—	$479,263	$—	$479,263

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (Unaudited) (cont.)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$1,607
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2013	$1,607

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
June 30, 2013 (Unaudited)

The Baird Core Plus Bond Fund seeks an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Universal Bond Index.  The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

Portfolio Characteristics

Quality Distribution*
	Net Assets:	$2,850,080,391

	SEC 30-Day
	Yield:**
	Institutional Class:	2.85%
	Investor Class:	2.61%

	Average
	Effective
	Duration:	5.38 years

	Average
	Effective
	Maturity:	6.94 years

	Annualized
	Expense
Sector Weightings*	Ratio:
	Institutional Class:	0.30%
	Investor Class:	0.55%***

	Portfolio
	Turnover
	Rate:	17.0%#

	Total
	Number of
	Holdings:	686

*	Percentages shown are based on the Fund’s total investments (less investments purchased with cash proceeds from securities lending).
**	SEC yields are based on SEC guidelines and are calculated for the 30 days ended June 30, 2013.
***	Includes 0.25% 12b-1 fee.
#	Not annualized.

Baird Core Plus Bond Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
	Six	One	Five	Ten	Since
For the Periods Ended June 30, 2013	Months	Year	Years	Years	Inception(1)
Institutional Class Shares	-2.60%	1.24%	7.07%	5.90%	6.69%
Investor Class Shares	-2.71%	1.04%	6.81%	5.63%	6.43%
Barclays U.S. Universal Bond Index(2)	-2.29%	0.24%	5.53%	4.84%	5.88%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2013.
(2)
The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.  This index does not reflect any deduction for fees, expenses or taxes.  A direct investment in an index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares.  The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund may invest up to 20% of its net assets in non-investment grade debt securities (commonly referred to as junk bonds). While these types of debt securities typically offer higher yields than investment grade securities, they also include greater risks including increased credit risk and the increased risk of default or bankruptcy. The Fund maintains securities with longer maturities in order to provide a greater potential for return. Generally, the longer a bond’s maturity, the greater the interest rate risk. The Fund may also invest in U.S. dollar denominated foreign securities which involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation. The Fund may also invest in mortgage- and asset-backed securities, which include interest rate and prepayment risks more pronounced than those of other fixed income securities.

Past performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com.  Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

This schedule summarizes the Fund’s holdings by asset type. Details are reported for each of the Fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the Fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The Fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter end. For the second and fourth fiscal quarters, the complete listing of the Fund’s holdings is available electronically in the Fund’s Form N-CSR at http://www.rwbaird.com/baird-funds/prospectus-applications/prospectus-applications.aspx and on the Securities and Exchange Commission’s website (www.sec.gov) or you can have it mailed to you without charge by calling 1-866-44BAIRD. For the first and third fiscal quarters, the Fund files the lists with the SEC on Form N-Q. Shareholders can look up the Fund’s Forms N-CSR and N-Q on the SEC’s website (www.sec.gov).

Long-Term Investments

	Principal	Market	% of
	Amount	Value	Net Assets
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019@	$63,600,000	$62,273,367	2.2%
5.250%, 11/15/2028	56,975,000	72,429,469	2.6%
4.375%, 02/15/2038	93,000,000	108,897,234	3.8%
Total U.S. Treasury Securities
(Cost $258,741,626)		243,600,070	8.6%
Taxable Municipal Bonds
Other Taxable Municipal Bonds#		57,440,196	2.0%
Total Taxable Municipal Bonds
(Cost $55,836,393)		57,440,196	2.0%
Other Government Related Securities
Other Government Related Securities#~		55,077,463	2.0%
Total Other Government Related Securities
(Cost $56,610,305)		55,077,463	2.0%
Corporate Bonds
Industrials
Fidelity National Information Services, Inc.
7.875%, 07/15/2020	11,884,000	13,101,551	0.5%
Murphy Oil Corporation
4.000%, 06/01/2022	12,600,000	12,035,772	0.4%
Nabors Industries, Inc.
9.250%, 01/15/2019	11,448,000	14,203,843	0.5%
Rio Tinto Finance (USA) Limited
9.000%, 05/01/2019 f	11,000,000	14,290,012	0.5%
Walgreen Co.
5.250%, 01/15/2019	10,000,000	11,311,940	0.4%
Other Industrials#~		525,601,293	18.4%
Total Industrials
(Cost $600,495,739)		590,544,411	20.7%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Utility
DCP Midstream, LLC
9.750%, 03/15/2019 (Acquired 02/29/2012
through 12/12/2012, Cost $11,588,302)*	$9,155,000	$11,806,572	0.4%
Other Utility#~		167,696,824	5.8%
Total Utility
(Cost $177,365,760)		179,503,396	6.2%
Finance
Associates Corporation of North America
6.950%, 11/01/2018	10,313,000	12,213,696	0.4%
Barclays Bank PLC
6.750%, 05/22/2019 f	9,850,000	11,733,783	0.4%
John Hancock Life Insurance Company
7.375%, 02/15/2024 (Acquired 08/26/2010
through 04/11/2013, Cost $12,212,455)*	9,765,000	11,856,585	0.4%
Regions Bank
7.500%, 05/15/2018	14,034,000	16,369,356	0.6%
Simon Property Group, L.P.
1.500%, 02/01/2018
(Acquired 12/10/2012, Cost $11,962,200)*	12,000,000	11,558,292	0.4%
Other Finance#~		578,318,037	20.3%
Total Finance
(Cost $631,106,951)		642,049,749	22.5%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
3.000%, 05/01/2027	14,934,429	15,419,425	0.6%
4.500%, 08/01/2040	12,359,993	13,026,348	0.5%
3.500%, 06/01/2042	14,585,825	14,794,616	0.5%
3.500%, 07/01/2042	48,633,705	49,329,878	1.7%
3.000%, 08/01/2042	39,374,906	38,438,553	1.4%
3.000%, 10/01/2042	21,080,275	20,578,976	0.7%
3.000%, 02/01/2043	12,325,657	12,032,547	0.4%
4.500%-6.500%, 12/01/2020-08/01/2040	20,597,262	21,741,775	0.7%
Federal National Mortgage Association (FNMA):
3.000%, 04/01/2027	27,791,257	28,619,960	1.0%
2.500%, 12/01/2027	27,744,982	27,952,739	1.0%
4.500%, 07/01/2030	17,188,061	18,208,072	0.7%
4.000%, 11/01/2031	14,550,924	15,198,007	0.6%
5.000%, 07/01/2035	15,684,655	16,937,626	0.6%
4.000%, 01/01/2041	11,575,302	12,064,802	0.4%
4.000%, 02/01/2041	22,683,601	23,716,937	0.8%
4.000%, 09/01/2041	10,758,051	11,223,074	0.4%
3.500%, 06/01/2042	15,142,745	15,392,647	0.6%
3.000%-7.500%, 12/25/2019-05/01/2042	91,091,495	95,727,589	3.2%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Government National Mortgage Association (GNMA):
4.500%, 01/20/2041	$22,415,679	$24,161,663	0.9%
4.000%, 06/20/2042	45,015,601	47,370,625	1.7%
3.500%, 09/20/2042	22,440,837	23,070,222	0.8%
4.500%-6.500%, 12/20/2028-07/20/2040	8,614,149	9,346,819	0.3%
Other U.S. Government Agency Issues#		247,268	0.0%
Total U.S. Government Agency Issues
(Cost $563,854,377)		554,600,168	19.5%
Non-U.S. Government Agency Issues
GSR Mortgage Loan Trust
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	12,575,612	12,713,227	0.5%
Sequoia Mortgage Trust
Series 2013-6, Class A2, 3.000%, 05/25/2043	19,894,223	18,743,640	0.7%
Other Non-U.S. Government Agency Issues#		86,182,813	2.9%
Total Non-U.S. Government Agency Issues
(Cost $119,025,941)		117,639,680	4.1%
Asset Backed Securities
ACE Securities Corp Home Equity Loan Trust Series
Series 2006-OP1, 0.343%, 04/25/2036	15,509,709	14,554,311	0.5%
Bear Stearns Asset Backed Securities I Trust
Series 2007-HE4, Class 1A1, 0.313%, 05/25/2037	11,828,576	11,108,559	0.4%
Morgan Stanley Home Equity Loan Trust
Series 2006-2, Class A3, 0.363%, 02/25/2036	15,779,959	15,357,893	0.6%
Soundview Home Equity Loan Trust
Series 2005-OPT4, Class 2A3, 0.453%, 12/25/2035	12,185,151	12,017,045	0.4%
Other Asset Backed Securities#~		79,966,996	2.8%
Total Asset Backed Securities
(Cost $133,133,340)		133,004,804	4.7%
Commercial Mortgage-Backed Securities
Citigroup Deutsche Bank
Series 2005-CD1, Class A4, 5.392%, 07/15/2044	15,751,219	16,919,896	0.6%
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,592,000	25,061,555	0.9%
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	23,700,000	22,661,253	0.8%
5.116%, 06/10/2044	5,987,000	6,417,807	0.2%
GE Capital Commercial Mortgage Corporation
Series 2005-C4, Class A4, 5.471%, 11/10/2045	12,795,000	13,838,112	0.5%
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	17,525,000	18,673,063	0.7%
Series 2013-LC11, Class A5, 2.960%, 04/17/2046	12,075,000	11,248,623	0.4%
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class A4, 2.858%, 11/17/2045	25,410,000	23,667,611	0.8%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Long-Term Investments (cont.)

	Principal	Market	% of
	Amount	Value	Net Assets
Morgan Stanley Capital I Trust
Series 2005-HQ7, Class A4, 5.378%, 11/14/2042	$19,275,000	$20,723,883	0.7%
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class A4, 3.440%, 04/15/2045	13,700,000	13,541,244	0.5%
Other Commercial Mortgage Backed Securities#		13,811,992	0.4%
Total Commercial Mortgage Backed Securities
(Cost $195,151,448)		186,565,039	6.5%
Total Long-Term Investments
(Cost $2,791,321,880)		2,760,024,976	96.8%

Short-Term Investments
	Shares
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.04%«	21,651,048	21,651,048	0.8%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	55,000,000	55,000,000	1.9%
Total Short-Term Investments
(Cost $76,651,048)		76,651,048	2.7%

Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014†**	$215,971	172,406	0.0%
Total Commercial Paper
(Cost $215,971)		172,406	0.0%

	Shares
Investment Companies
Mount Vernon Securities Lending
Trust Prime Portfolio, 0.21%«	173,151,120	173,151,120	6.1%
Total Investment Companies
(Cost $173,151,120)		173,151,120	6.1%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $173,367,091)		173,323,526	6.1%
Total Investments
(Cost $3,041,340,019)		3,009,999,550	105.6%

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Investments Purchased with Cash
Proceeds from Securities Lending (cont.)

		Market	% of
	Shares	Value	Net Assets
Asset Relating to Securities Lending Investments
Support Agreement**^a†		$43,565	0.0%
Total
(Cost $0)		43,565	0.0%
Liabilities in Excess of Other Assets		(159,962,724)	(5.6)%
TOTAL NET ASSETS		$2,850,080,391	100.0%
Notes to Summary Schedule of Investments
#	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

~	Groupings contain, in aggregate, restricted securities totaling $355,496,599 representing 12.47% of net assets.

Summary of Fair Value Exposure at June 30, 2013

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (cont.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Securities	$—	$243,600,070	$—	$243,600,070
Taxable Municipal Bonds	—	57,440,196	—	57,440,196
Other Government Related Securities	—	55,077,463	—	55,077,463
Corporate Bonds	—	1,412,092,881	4,675	1,412,097,556
Residential Mortgage-Backed Securities –
U.S. Government Agency Issues	—	554,600,168	—	554,600,168
Residential Mortgage-Backed Securities –
Non - U.S. Government Agency Issues	—	117,639,680	—	117,639,680
Asset Backed Securities	—	133,004,804	—	133,004,804
Commercial Mortgage-Backed Securities	—	186,565,039	—	186,565,039
Total Fixed Income	—	2,760,020,301	4,675	2,760,024,976
Short-Term Investments
Money Market Mutual Funds	76,651,048	—	—	76,651,048
Total Short-Term Investments	76,651,048	—	—	76,651,048
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	172,406	—	172,406
Money Market Mutual Fund	173,151,120	—	—	173,151,120
Total Investments Purchased
with Cash Proceeds
from Securities Lending	173,151,120	172,406	—	173,323,526
Total Investments	$249,802,168	$2,760,192,707	$4,675	$3,009,999,550
Asset Relating to Securities
Lending Investments	$—	$43,565	$—	$43,565

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.  One security that is priced at fair value by the Valuation Committee instead of the Fund’s pricing vendor is valued using level 3 inputs.

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Summary Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013 (cont.)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2012	$4,675
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3*	—
Balance as of June 30, 2013	$4,675

*  Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are in integral part of these financial statements.

Additional Information on Fund Expenses
June 30, 2013 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees;  and other fund expenses.  Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 – 6/30/13).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs.  Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2013 (Unaudited)

Actual vs. Hypothetical Returns

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/13	6/30/13	Period(1)	6/30/13	Period(1)
Baird Short-Term
Bond Fund
Institutional Class	0.30%	$1,000.00	$1,001.60	$1.49	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$1,000.70	$2.73	$1,022.07	$2.76

Baird Intermediate
Bond Fund
Institutional Class	0.30%	$1,000.00	$ 986.90	$1.48	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 986.30	$2.71	$1,022.07	$2.76

Baird Intermediate
Municipal Bond Fund
Institutional Class	0.30%	$1,000.00	$ 978.30	$1.47	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 976.70	$2.70	$1,022.07	$2.76

Baird Aggregate
Bond Fund
Institutional Class	0.30%	$1,000.00	$ 979.30	$1.47	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 977.90	$2.70	$1,022.07	$2.76

Baird Core Plus
Bond Fund
Institutional Class	0.30%	$1,000.00	$ 974.00	$1.47	$1,023.31	$1.51
Investor Class	0.55%	$1,000.00	$ 972.90	$2.69	$1,022.07	$2.76

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

			Baird
	Baird	Baird	Intermediate
	Short-Term	Intermediate	Municipal
	Bond Fund	Bond Fund	Bond Fund
ASSETS:
Investments, at value
(cost $1,530,748,268, $1,101,275,377
and $1,051,118,292, respectively)*	$1,531,535,949	$1,111,077,903	$1,079,028,600
Support Agreement (Note 6)	138,144	349,070	—
Interest receivable	14,683,542	9,353,209	13,171,678
Receivable for investments sold or paid down	207,505	3,311,045	—
Receivable for Fund shares sold	55,194,764	27,937,328	955,783
Uninvested cash	—	11,761	11,876,338
Total assets	1,601,759,904	1,152,040,316	1,105,032,399
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	55,853,039	146,294,798	—
Payable for securities purchased	43,901,473	13,661,684	191,803
Payable for Fund shares repurchased	6,223,386	1,166,759	1,176,970
Payable to Advisor and Distributor	364,611	255,742	400,708
Other liabilities	178,315	77,902	438
Total liabilities	106,520,824	161,456,885	1,769,919
NET ASSETS	$1,495,239,080	$990,583,431	$1,103,262,480
NET ASSETS CONSIST OF:
Capital stock	$1,490,713,972	$974,803,480	$1,073,818,033
Undistributed net investment income	368,440	348,190	481,017
Accumulated net realized gain
on investments sold	3,230,843	5,280,165	1,053,122
Net unrealized appreciation on
investments and support agreement	925,825	10,151,596	27,910,308
NET ASSETS	$1,495,239,080	$990,583,431	$1,103,262,480
INSTITUTIONAL CLASS SHARES
Net Assets	$1,490,773,128	$954,366,740	$867,211,183
Shares outstanding ($0.01 par value,
unlimited shares authorized)	153,973,770	86,524,920	74,791,202
Net asset value, offering and
redemption price per share	$9.68	$11.03	$11.60
INVESTOR CLASS SHARES
Net Assets	$4,465,952	$36,216,691	$236,051,297
Shares outstanding ($0.01 par value,
unlimited shares authorized)	461,284	3,160,494	19,934,290
Net asset value, offering and
redemption price per share	$9.68	$11.46	$11.84

*	Includes securities out on loan to brokers with a market value of $54,640,146, $142,835,614 and $0, respectively.

The accompanying notes are in integral part of these financial statements.

Statement of Assets and Liabilities
June 30, 2013 (Unaudited)

	Baird	Baird
	Aggregate	Core Plus
	Bond Fund	Bond Fund
ASSETS:
Investments, at value (cost $1,790,117,326
and $3,041,340,019, respectively)*	$1,797,120,801	$3,009,999,550
Support Agreement (Note 6)	479,263	43,565
Interest receivable	13,133,505	25,429,706
Receivable for investments sold or paid down	7,204,421	4,802,102
Receivable for Fund shares sold	34,887,879	6,907,883
Uninvested cash	73,353	15,894
Total assets	1,852,899,222	3,047,198,700
LIABILITIES:
Payable for collateral received
for securities loaned (Note 6)	85,765,003	173,381,336
Payable for securities purchased	41,674,374	17,650,118
Payable for Fund shares repurchased	3,991,215	4,835,569
Payable to Advisor and Distributor	469,986	1,219,973
Other liabilities	145,503	31,313
Total liabilities	132,046,081	197,118,309
NET ASSETS	$1,720,853,141	$2,850,080,391
NET ASSETS CONSIST OF:
Capital stock	$1,712,493,892	$2,877,231,929
Distributions in excess of net investment income	(1,345,437)	(1,770,507)
Accumulated net realized gain
on investments sold	2,221,948	5,915,873
Net unrealized appreciation (depreciation)
on investments and support agreement	7,482,738	(31,296,904)
NET ASSETS	$1,720,853,141	$2,850,080,391
INSTITUTIONAL CLASS SHARES
Net Assets	$1,604,972,082	$1,736,001,995
Shares outstanding ($0.01 par value,
unlimited shares authorized)	152,922,335	160,407,204
Net asset value, offering and
redemption price per share	$10.50	$10.82
INVESTOR CLASS SHARES
Net Assets	$115,881,059	$1,114,078,396
Shares outstanding ($0.01 par value,
unlimited shares authorized)	10,722,446	99,419,417
Net asset value, offering and
redemption price per share	$10.81	$11.21
*	Includes securities out on loan to brokers with a market value of $84,053,267 and $170,136,892 respectively.

The accompanying notes are in integral part of these financial statements.

Statement of Operations
Six Months Ended June 30, 2013 (Unaudited)

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
INVESTMENT INCOME:
Interest income,
net of paydowns	$15,233,842	$12,699,795	$17,385,897	$26,756,033	$42,114,729
Income from securities
lending (Note 6)	60,574	80,136	—	84,082	133,414
Total investment income	15,294,416	12,779,931	17,385,897	26,840,115	42,248,143

EXPENSES:
Investment advisory fees	1,789,631	1,158,350	1,492,751	2,055,352	3,475,248
Administration fees	357,926	231,670	298,550	411,071	695,050
Distribution expense –
Investor Class Shares
(Note 8)	3,010	40,260	315,797	110,746	1,398,201
Interest Expense (Note 7)	3	—	944	—	—
Total expenses	2,150,570	1,430,280	2,108,042	2,577,169	5,568,499

NET INVESTMENT
INCOME	13,143,846	11,349,651	15,277,855	24,262,946	36,679,644

REALIZED AND
UNREALIZED
GAIN (LOSS)
ON INVESTMENTS:
Net realized gain
on investments	2,510,033	3,550,659	1,816,964	3,065,135	4,134,376
Change in unrealized
depreciation
on investments
and support agreement	(13,826,196)	(27,912,180)	(43,454,190)	(64,948,176)	(119,637,059)
Net realized and
unrealized loss
on investments	(11,316,163)	(24,361,521)	(41,637,226)	(61,883,041)	(115,502,683)
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS	$1,827,683	$(13,011,870)	$(26,359,371)	$(37,620,095)	$(78,823,039)

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Short-Term Bond Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$13,143,846	$25,548,054
Net realized gain on investments	2,510,033	2,915,046
Change in unrealized appreciation/depreciation
on investments and support agreement	(13,826,196)	18,243,680
Net increase in net assets resulting from operations	1,827,683	46,706,780

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	546,183,345	638,547,205
Shares issued to holders in reinvestment of distributions	11,358,776	25,364,865
Cost of shares redeemed	(348,465,309)	(402,443,066)
Net increase in net assets resulting
from capital share transactions	209,076,812	261,469,004

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(12,801,281)	(26,295,016)
From net realized gains	—	(1,945,462)
Total Distributions	(12,801,281)	(28,240,478)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(22,650)	(4,660)
From net realized gains	—	(2,217)
Total Distributions	(22,650)	(6,877)

TOTAL INCREASE IN NET ASSETS	198,080,564	279,928,429

NET ASSETS:
Beginning of period	1,297,158,516	1,017,230,087
End of period (including undistributed net investment
income of $368,440 and $48,525, respectively)	$1,495,239,080	$1,297,158,516

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Bond Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$11,349,651	$23,158,338
Net realized gain on investments	3,550,659	11,899,430
Change in unrealized appreciation/depreciation
on investments and support agreement	(27,912,180)	14,062,432
Net increase (decrease) in net assets resulting from operations	(13,011,870)	49,120,200

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	192,452,949	272,848,000
Shares issued to holders in reinvestment of distributions	9,257,228	27,351,259
Cost of shares redeemed	(81,178,613)	(139,799,278)
Net increase in net assets resulting
from capital share transactions	120,531,564	160,399,981

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(10,804,739)	(22,946,240)
From net realized gains	—	(9,536,285)
Total Distributions	(10,804,739)	(32,482,525)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(339,897)	(496,752)
From net realized gains	—	(277,674)
Total Distributions	(339,897)	(774,426)

TOTAL INCREASE IN NET ASSETS	96,375,058	176,263,230

NET ASSETS:
Beginning of period	894,208,373	717,945,143
End of period (including undistributed net investment
income of $348,190 and $143,175, respectively)	$990,583,431	$894,208,373

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Intermediate Municipal Bond Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$15,277,855	$28,802,477
Net realized gain (loss) on investments	1,816,964	(576,946)
Change in unrealized appreciation/depreciation
on investments and support agreement	(43,454,190)	7,863,442
Net increase (decrease) in net assets resulting from operations	(26,359,371)	36,088,973

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	196,959,871	466,665,428
Shares issued to holders in reinvestment of distributions	12,452,047	24,192,460
Cost of shares redeemed	(286,639,494)	(370,530,966)
Net increase (decrease) in net assets
resulting from capital share transactions	(77,227,576)	120,326,922

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(11,958,919)	(23,091,313)
Total Distributions	(11,958,919)	(23,091,313)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(2,837,919)	(5,746,219)
Total Distributions	(2,837,919)	(5,746,219)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(118,383,785)	127,578,363

NET ASSETS:
Beginning of period	1,221,646,265	1,094,067,902
End of period (including undistributed net investment
income of $481,017 and $0, respectively)	$1,103,262,480	$1,221,646,265

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Aggregate Bond Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$24,262,946	$51,876,256
Net realized gain on investments	3,065,135	35,762,825
Change in unrealized appreciation/depreciation
on investments and support agreement	(64,948,176)	23,619,570
Net increase (decrease) in net assets resulting from operations	(37,620,095)	111,258,651

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	427,614,644	640,965,634
Shares issued to holders in reinvestment of distributions	20,488,357	67,166,621
Cost of shares redeemed	(208,773,836)	(700,577,380)
Net increase in net assets resulting
from capital share transactions	239,329,165	7,554,875

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(24,395,584)	(56,119,715)
From net realized gains	—	(22,329,198)
Total Distributions	(24,395,584)	(78,448,913)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(1,309,514)	(1,226,159)
From net realized gains	—	(682,825)
Total Distributions	(1,309,514)	(1,908,984)

TOTAL INCREASE IN NET ASSETS	176,003,972	38,455,629

NET ASSETS:
Beginning of period	1,544,849,169	1,506,393,540
End of period (including distributions in
excess of net investment income and
undistributed net investment income
of $(1,345,437) and $96,715, respectively)	$1,720,853,141	$1,544,849,169

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird Core Plus Bond Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$36,679,644	$55,364,378
Net realized gain on investments	4,134,376	12,662,520
Change in unrealized appreciation/depreciation
on investments and support agreement	(119,637,059)	64,502,693
Net increase (decrease) in net assets resulting from operations	(78,823,039)	132,529,591

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	805,686,928	1,745,509,776
Shares issued to holders in reinvestment of distributions	36,213,814	61,568,260
Cost of shares redeemed	(483,724,582)	(365,015,424)
Net increase in net assets resulting
from capital share transactions	358,176,160	1,442,062,612

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	(24,266,898)	(39,973,418)
From net realized gains	—	(2,922,050)
Total Distributions	(24,266,898)	(42,895,468)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	(14,395,295)	(21,217,769)
From net realized gains	—	(1,858,946)
Total Distributions	(14,395,295)	(23,076,715)

TOTAL INCREASE IN NET ASSETS	240,690,928	1,508,620,020

NET ASSETS:
Beginning of period	2,609,389,463	1,100,769,443
End of period (including distributions in
excess of net investment income and
undistributed net investment income
of $(1,770,507) and $212,042, respectively)	$2,850,080,391	$2,609,389,463

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$9.75		$9.59	$9.68	$9.57	$9.25	$9.91
Income from
investment operations:
Net investment income	0.09		0.22	0.23	0.29	0.41	0.52
Net realized and unrealized
gains (losses) on investments	(0.07)		0.17	(0.03)	0.13	0.32	(0.67)
Total from
investment operations	0.02		0.39	0.20	0.42	0.73	(0.15)
Less distributions:
Dividends from net
investment income	(0.09)		(0.22)	(0.23)	(0.29)	(0.41)	(0.51)
Distributions from
net realized gains	—		(0.01)	(0.06)	(0.02)	—	—
Total distributions	(0.09)		(0.23)	(0.29)	(0.31)	(0.41)	(0.51)
Net asset value, end of period	$9.68		$9.75	$9.59	$9.68	$9.57	$9.25
Total return	0.16	%(1)	4.16%	2.08%	4.39%	8.14%	(1.79)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,490.8		$1,295.7	$1,017.2	$919.0	$606.2	$215.0
Ratio of expenses
to average net assets	0.30	%(2)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	1.84	%(2)	2.23%	2.40%	2.92%	4.28%	5.01%
Portfolio turnover rate(3)	24.8	%(1)	40.1%	61.1%	58.7%	55.5%	98.5%

(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Short-Term Bond Fund – Investor Class

	Six Months
	Ended		September 19, 2012^
	June 30, 2013		through
	(Unaudited)		December 31, 2012
Per Share Data:
Net asset value, beginning of period	$9.75		$9.77
Income from investment operations:
Net investment income	0.08		0.06
Net realized and unrealized gains (losses) on investments	(0.07)		0.00	(1)
Total from investment operations	0.01		0.06
Less distributions:
Distributions from net investment income	(0.08)		(0.07)
Distributions from net realized gains	—		(0.01)
Total distributions	(0.08)		(0.08)
Net asset value, end of period	$9.68		$9.75
Total return	0.07	%(2)	0.68	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$4.4		$1.5
Ratio of expenses to average net assets	0.55	%(3)	0.55	%(3)
Ratio of net investment income
to average net assets	1.59	%(3)	1.98	%(3)
Portfolio turnover rate(4)	24.8	%(2)	40.1	%(2)

^	Commencement of Operations
(1)	Amount is less than ($0.005).
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$11.31		$11.06	$10.87	$10.61	$10.00	$10.62
Income from
investment operations:
Net investment income	0.14	(1)	0.33 (1)	0.39	0.44 (1)	0.51 (1)	0.55
Net realized and unrealized
gains (losses) on investments	(0.29)		0.38	0.27	0.35	0.63	(0.64)
Total from
investment operations	(0.15)		0.71	0.66	0.79	1.14	(0.09)
Less distributions:
Distributions from net
investment income	(0.13)		(0.33)	(0.39)	(0.44)	(0.51)	(0.53)
Distributions from
net realized gains	—		(0.13)	(0.08)	(0.09)	(0.02)	—
Total distributions	(0.13)		(0.46)	(0.47)	(0.53)	(0.53)	(0.53)
Net asset value, end of period	$11.03		$11.31	$11.06	$10.87	$10.61	$10.00
Total return	(1.31	)%(2)	6.52%	6.14%	7.54%	11.76%	(0.91)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$954.4		$867.5	$703.2	$591.2	$527.8	$401.9
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.46	%(3)	2.95%	3.49%	4.05%	4.92%	5.14%
Portfolio turnover rate(4)	20.3	%(2)	45.1%	24.1%	38.7%	38.6%	32.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$11.74		$11.47	$11.26	$10.97	$10.32	$10.96
Income from
investment operations:
Net investment income	0.13	(1)	0.32 (1)	0.37	0.43 (1)	0.50 (1)	0.52
Net realized and unrealized
gains (losses) on investments	(0.29)		0.39	0.28	0.36	0.65	(0.65)
Total from
investment operations	(0.16)		0.71	0.65	0.79	1.15	(0.13)
Less distributions:
Distributions from net
investment income	(0.12)		(0.31)	(0.36)	(0.41)	(0.48)	(0.51)
Distributions from
net realized gains	—		(0.13)	(0.08)	(0.09)	(0.02)	—
Total distributions	(0.12)		(0.44)	(0.44)	(0.50)	(0.50)	(0.51)
Net asset value, end of period	$11.46		$11.74	$11.47	$11.26	$10.97	$10.32
Total return	(1.37	)%(2)	6.20%	5.84%	7.30%	11.51%	(1.31)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$36.2		$26.7	$14.7	$12.7	$6.7	$4.0
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.21	%(3)	2.70%	3.24%	3.80%	4.67%	4.89%
Portfolio turnover rate(4)	20.3	%(2)	45.1%	24.1%	38.7%	38.6%	32.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$12.01		$11.94	$11.31	$11.35	$10.98	$10.69
Income from
investment operations:
Net investment income	0.15		0.30	0.32	0.32	0.32 (1)	0.39 (1)
Net realized and unrealized
gains (losses) on investments	(0.41)		0.07	0.64	(0.04)	0.36	0.28
Total from
investment operations	(0.26)		0.37	0.96	0.28	0.68	0.67
Less distributions:
Distributions from
net investment income	(0.15)		(0.30)	(0.32)	(0.32)	(0.31)	(0.38)
Distributions from
net realized gains	—		—	(0.01)	—	—	—
Total distributions	(0.15)		(0.30)	(0.33)	(0.32)	(0.31)	(0.38)
Net asset value, end of period	$11.60		$12.01	$11.94	$11.31	$11.35	$10.98
Total return	(2.17	)%(2)	3.12%	8.55%	2.42%	6.22%	6.37%
Supplemental data and ratios:
Net assets,
end of period (millions)	$867.2		$963.1	$836.1	$739.0	$533.3	$226.1
Ratio of expenses
to average net assets	0.30	%(3)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.61	%(3)	2.48%	2.74%	2.74%	2.83%	3.58%
Portfolio turnover rate(4)	5.0	%(2)	5.1%	8.0%	8.7%	0.7%	0.9%

(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Intermediate Municipal Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$12.26		$12.18	$11.53	$11.57	$11.19	$10.90
Income from
investment operations:
Net investment income	0.14		0.27	0.29	0.29	0.29 (1)	0.36 (1)
Net realized and unrealized
gains (losses) on investments	(0.42)		0.08	0.66	(0.04)	0.37	0.28
Total from
investment operations	(0.28)		0.35	0.95	0.25	0.66	0.64
Less distributions:
Distributions from net
investment income	(0.14)		(0.27)	(0.29)	(0.29)	(0.28)	(0.35)
Distributions from
net realized gains	—		—	(0.01)	—	—	—
Total distributions	(0.14)		(0.27)	(0.30)	(0.29)	(0.28)	(0.35)
Net asset value, end of period	$11.84		$12.26	$12.18	$11.53	$11.57	$11.19
Total return	(2.33	)%(2)	2.88%	8.30%	2.11%	5.95%	6.02%
Supplemental data and ratios:
Net assets,
end of period (millions)	$236.1		$258.5	$257.9	$202.8	$196.7	$17.4
Ratio of expenses
to average net assets	0.55	%(3)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.36	%(3)	2.23%	2.49%	2.49%	2.58%	3.33%
Portfolio turnover rate(4)	5.0	%(2)	5.1%	8.0%	8.7%	0.7%	0.9%
(1)	Calculated using average shares outstanding during the year.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009		2008
Per Share Data:
Net asset value,
beginning of period	$10.89		$10.65	$10.52	$10.23	$9.74		$10.54
Income from
investment operations:
Net investment income	0.16	(1)	0.38 (1)	0.44 (1)	0.47 (2)	0.54		0.56
Net realized and unrealized
gains (losses) on investments	(0.38)		0.45	0.36	0.37	0.49		(0.81)
Total from
investment operations	(0.22)		0.83	0.80	0.84	1.03		(0.25)
Less distributions:
Distributions from net
investment income	(0.17)		(0.43)	(0.46)	(0.49)	(0.54)		(0.55)
Distributions from
net realized gains	—		(0.16)	(0.21)	(0.06)	(0.00	)(3)	—
Total distributions	(0.17)		(0.59)	(0.67)	(0.55)	(0.54)		(0.55)
Net asset value, end of period	$10.50		$10.89	$10.65	$10.52	$10.23		$9.74
Total return	(2.07	)%(4)	7.92%	7.85%	8.34%	10.88%		(2.36)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,605.0		$1,495.4	$1,480.3	$1,658.4	$1,362.2		$842.7
Ratio of expenses
to average net assets	0.30	%(5)	0.30%	0.30%	0.30%	0.30%		0.30%
Ratio of net
investment income
to average net assets	2.96	%(5)	3.51%	4.10%	4.44%	5.37%		5.46%
Portfolio turnover rate(6)	13.5	%(4)	64.4%	45.9%	41.4%	37.7%		21.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Amount is less than ($0.005).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Aggregate Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009		2008
Per Share Data:
Net asset value,
beginning of period	$11.21		$10.94	$10.80	$10.48	$9.97		$10.78
Income from
investment operations:
Net investment income	0.15	(1)	0.37 (1)	0.42 (1)	0.46 (2)	0.52		0.52
Net realized and unrealized
gains (losses) on investments	(0.40)		0.46	0.37	0.38	0.50		(0.81)
Total from
investment operations	(0.25)		0.83	0.79	0.84	1.02		(0.29)
Less distributions:
Distributions from net
investment income	(0.15)		(0.40)	(0.44)	(0.46)	(0.51)		(0.52)
Distributions from
net realized gains	—		(0.16)	(0.21)	(0.06)	(0.00	)(3)	—
Total distributions	(0.15)		(0.56)	(0.65)	(0.52)	(0.51)		(0.52)
Net asset value, end of period	$10.81		$11.21	$10.94	$10.80	$10.48		$9.97
Total return	(2.21	)%(4)	7.72%	7.46%	8.16%	10.55%		(2.63)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$115.9		$49.4	$26.1	$38.9	$35.1		$29.1
Ratio of expenses
to average net assets	0.55	%(5)	0.55%	0.55%	0.55%	0.55%		0.55%
Ratio of net
investment income
to average net assets	2.71	%(5)	3.26%	3.85%	4.19%	5.12%		5.21%
Portfolio turnover rate(6)	13.5	%(4)	64.4%	45.9%	41.4%	37.7%		21.9%

(1)	Calculated using average shares outstanding during the period.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Amount is less than ($0.005).
(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$11.27		$10.82	$10.51	$10.18	$9.46	$10.22
Income from
investment operations:
Net investment income	0.15		0.35 (1)	0.45 (1)	0.59 (2)	0.65 (1)	0.56 (1)
Net realized and unrealized
gains (losses) on investments	(0.44)		0.50	0.36	0.39	0.74	(0.73)
Total from
investment operations	(0.29)		0.85	0.81	0.98	1.39	(0.17)
Less distributions:
Distributions from net
investment income	(0.16)		(0.38)	(0.46)	(0.60)	(0.65)	(0.55)
Distributions from
net realized gains	—		(0.02)	(0.04)	(0.05)	(0.02)	(0.04)
Total distributions	(0.16)		(0.40)	(0.50)	(0.65)	(0.67)	(0.59)
Net asset value, end of period	$10.82		$11.27	$10.82	$10.51	$10.18	$9.46
Total return	(2.60	)%(3)	7.95%	7.89%	9.81%	15.36%	(1.79)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,736.0		$1,573.4	$768.9	$452.4	$215.2	$159.0
Ratio of expenses
to average net assets	0.30	%(4)	0.30%	0.30%	0.30%	0.30%	0.30%
Ratio of net
investment income
to average net assets	2.74	%(4)	3.12%	4.22%	5.56%	6.67%	5.61%
Portfolio turnover rate(5)	17.0	%(3)	36.7%	34.6%	61.5%	33.2%	27.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird Core Plus Bond Fund – Investor Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$11.67		$11.18	$10.85	$10.49	$9.72	$10.50
Income from
investment operations:
Net investment income	0.14		0.33 (1)	0.44 (1)	0.57 (2)	0.64 (1)	0.53 (1)
Net realized and unrealized
gains (losses) on investments	(0.45)		0.53	0.37	0.41	0.78	(0.74)
Total from
investment operations	(0.31)		0.86	0.81	0.98	1.42	(0.21)
Less distributions:
Distributions from net
investment income	(0.15)		(0.35)	(0.44)	(0.57)	(0.63)	(0.53)
Distributions from
net realized gains	—		(0.02)	(0.04)	(0.05)	(0.02)	(0.04)
Total distributions	(0.15)		(0.37)	(0.48)	(0.62)	(0.65)	(0.57)
Net asset value, end of period	$11.21		$11.67	$11.18	$10.85	$10.49	$9.72
Total return	(2.71	)%(3)	7.80%	7.57%	9.53%	15.06%	(2.07)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$1,114.1		$1,036.0	$331.9	$58.4	$45.5	$29.6
Ratio of expenses
to average net assets	0.55	%(4)	0.55%	0.55%	0.55%	0.55%	0.55%
Ratio of net
investment income
to average net assets	2.49	%(4)	2.87%	3.97%	5.31%	6.42%	5.36%
Portfolio turnover rate(5)	17.0	%(3)	36.7%	34.6%	61.5%	33.2%	27.7%

(1)	Calculated using average shares outstanding during the year.
(2)	Net investment income per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

1.Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end investment management company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Intermediate Municipal Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund (each, a “Fund” and collectively, the “Funds”), five of the eight series comprising the Corporation, each of which is diversified within the meaning of the 1940 Act.  Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”) serves as investment advisor to the Funds.

The Baird Short-Term Bond Fund commenced operations with the sale of Institutional Class shares on August 31, 2004 while the Investor Class shares commenced operations on September 19, 2012.  The Baird Intermediate Municipal Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on March 30, 2001.  The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund commenced operations with the sale of both Institutional and Investor Class shares on September 29, 2000.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee of 0.25%.

The investment objective of the Baird Short-Term Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays 1-3 Year U.S. Government/Credit Bond Index. The Barclays 1-3 Year U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt including government and corporate securities with maturities between one and three years.

The investment objective of the Baird Intermediate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays Intermediate U.S. Government/Credit Bond Index.  The Barclays Intermediate U.S. Government/Credit Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government and corporate securities, with maturities between one and ten years.

The primary investment objective of the Baird Intermediate Municipal Bond Fund is to provide current income that is substantially exempt from federal income tax.  A secondary objective is to provide total return with relatively low volatility of principal.

The investment objective of the Baird Aggregate Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Aggregate Bond Index.  The Barclays U.S. Aggregate Bond Index is an unmanaged, market value weighted index of investment grade, fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of at least one year.

The investment objective of the Baird Core Plus Bond Fund is to provide an annual rate of total return, before Fund expenses, greater than the annual rate of total return of the Barclays U.S. Universal Bond Index. The Barclays U.S. Universal Bond Index is an unmanaged, market value weighted index of fixed income securities issued in U.S. dollars, including U.S. government and investment grade debt, non-investment grade debt, asset-backed and mortgage-backed securities, Eurobonds, 144A securities and emerging market debt, with maturities of at least one year.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market

Notes to the Financial Statements
June 30, 2013 (Unaudited)

2.	Significant Accounting Policies (cont.)

quotations when they are “readily available.”  When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or the Funds’ independent pricing service does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.”  The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows:  debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.  Investments in mutual funds are valued at their stated net asset value.  Common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sales price.  Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including NASDAQ, are valued at the average of the current bid and asked price.  Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information.  Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security.  It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.  In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAVs may fluctuate significantly from day to day or from period to period.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”)” (ASU 2011-04). ASU 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

b)
Unregistered Securities – Four of the Funds own certain investment securities which are unregistered and thus restricted with respect to resale.  The value of such securities for the Baird Short-Term Bond, Baird Intermediate Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds were $305,354,545 (20.42% of net assets), $154,401,863 (15.59% of net assets), $181,163,646 (10.53% of net assets), and

Notes to the Financial Statements
June 30, 2013 (Unaudited)

2.	Significant Accounting Policies (cont.)

$390,718,048 (13.71% of net assets), respectively, at June 30, 2013.  Restricted securities may be deemed to be liquid as determined by the Advisor based on several factors.  All of the restricted securities held by the Funds as of June 30, 2013 consist of securities issued pursuant to Rule 144A under the Securities Act of 1933 and nearly all have been deemed to be liquid.

c)
Foreign Securities – Foreign securities are defined as securities of issuers that are organized outside the United States. The Funds may invest in U.S. dollar-denominated debt obligations of foreign companies and foreign governments. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations, political and economic instability and differences in financial reporting standards and less strict regulation of securities markets.  Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.

d)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012, or for any other tax years which are open for exam. As of June 30, 2013, open tax years include the tax years ended December 31, 2009 through 2012. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest and other expense, respectively, in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it.  Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series in proportion to their assets.

f)
Distributions to Shareholders – Dividends from net investment income are declared and paid monthly.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

g)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

h)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on the trade date.  The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Premiums and discounts on the purchase of securities are amortized/accreted using the effective interest method.  Paydown gains and losses

Notes to the Financial Statements
June 30, 2013 (Unaudited)

2.	Significant Accounting Policies (cont.)

are netted and recorded as interest income on the Statement of Operations for financial reporting purposes.  Accounting principles generally accepted in the United States of America require that permanent financial reporting and tax differences be reclassified in the capital accounts.

i)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

j)
Recent Accounting Pronouncement – In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11 to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS. This requires increased disclosure for both gross and net information for derivatives and other financial instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”). Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) the net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c) the effective date of each ASU is for interim and annual periods beginning on or after January 1, 2013.  The Funds are not required to disclose the applicable requirements of this accounting standard in their Statement of Assets & Liabilities due to the absence of a master netting agreement relating to the Funds’ participation in securities lending.  As such, no additional disclosures have been made on behalf of the Funds.

3.	Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird Short-Term Bond Fund
Institutional Class			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	55,428,388	$540,535,177	Shares sold	579,052	$5,648,168
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,163,471	11,337,634	of dividends	2,171	21,142
Shares redeemed	(35,451,111)	(345,807,922)	Shares redeemed	(272,295)	(2,657,387)
Net increase	21,140,748	$206,064,889	Net increase	308,928	$3,011,923
Shares Outstanding:			Shares Outstanding:
Beginning of period	132,833,022		Beginning of period	152,356
End of period	153,973,770		End of period	461,284

Notes to the Financial Statements
June 30, 2013 (Unaudited)

3.Capital Share Transactions (cont.)

Baird Short-Term Bond Fund (cont.)
Institutional Class			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	65,489,880	$636,935,199	Shares sold	164,773	$1,612,006
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,609,918	25,358,257	of dividends	677	6,608
Shares redeemed	(41,364,636)	(402,314,887)	Shares redeemed	(13,094)	(128,179)
Net increase	26,735,162	$259,978,569	Net increase	152,356	$1,490,435
Shares Outstanding:			Shares Outstanding:
Beginning of year	106,097,860		Beginning of period	—
End of year	132,833,022		End of year	152,356

Baird Intermediate Bond Fund
Institutional Class			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	15,530,519	$174,109,362	Shares sold	1,564,081	$18,343,587
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	794,573	8,929,710	of dividends	28,060	327,518
Shares redeemed	(6,524,692)	(72,898,736)	Shares redeemed	(708,111)	(8,279,877)
Net increase	9,800,400	$110,140,336	Net increase	884,030	$10,391,228
Shares Outstanding:			Shares Outstanding:
Beginning of period	76,724,520		Beginning of period	2,276,464
End of period	86,524,920		End of period	3,160,494

Institutional Class			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	22,685,511	$256,806,194	Shares sold	1,360,552	$16,041,806
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	2,358,925	26,615,614	of dividends	62,775	735,645
Shares redeemed	(11,927,363)	(134,734,403)	Shares redeemed	(430,341)	(5,064,875)
Net increase	13,117,073	$148,687,405	Net increase	992,986	$11,712,576
Shares Outstanding:			Shares Outstanding:
Beginning of year	63,607,447		Beginning of year	1,283,478
End of year	76,724,520		End of year	2,276,464

Notes to the Financial Statements
June 30, 2013 (Unaudited)

3.Capital Share Transactions (cont.)

Baird Intermediate Municipal Bond Fund
Institutional Class			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	13,379,530	$160,242,520	Shares sold	3,001,689	$36,717,351
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	823,886	9,793,692	of dividends	219,041	2,658,355
Shares redeemed	(19,599,289)	(233,381,175)	Shares redeemed	(4,368,020)	(53,258,319)
Net decrease	(5,395,873)	$(63,344,963)	Net decrease	(1,147,290)	$(13,882,613)
Shares Outstanding:			Shares Outstanding:
Beginning of period	80,187,075		Beginning of period	21,081,580
End of period	74,791,202		End of period	19,934,290

Institutional Class			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	32,138,671	$386,239,717	Shares sold	6,559,069	$80,425,711
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,565,719	18,794,190	of dividends	440,565	5,398,270
Shares redeemed	(23,574,458)	(283,394,100)	Shares redeemed	(7,095,704)	(87,136,866)
Net increase	10,129,932	$121,639,807	Net decrease	(96,070)	$(1,312,885)
Shares Outstanding:			Shares Outstanding:
Beginning of year	70,057,143		Beginning of year	21,177,650
End of year	80,187,075		End of year	21,081,580

Baird Aggregate Bond Fund
Institutional Class			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	30,993,152	$334,734,400	Shares sold	8,324,994	$92,880,244
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,786,763	19,240,490	of dividends	112,732	1,247,867
Shares redeemed	(17,124,597)	(185,246,087)	Shares redeemed	(2,121,832)	(23,527,749)
Net increase	15,655,318	$168,728,803	Net increase	6,315,894	$70,600,362
Shares Outstanding:			Shares Outstanding:
Beginning of period	137,267,017		Beginning of period	4,406,552
End of period	152,922,335		End of period	10,722,446

Notes to the Financial Statements
June 30, 2013 (Unaudited)

3.Capital Share Transactions (cont.)

Baird Aggregate Bond Fund (cont.)
Institutional Class			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	55,801,073	$610,473,223	Shares sold	2,703,995	$30,492,411
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	6,013,523	65,390,126	of dividends	158,565	1,776,495
Shares redeemed	(63,578,566)	(691,076,338)	Shares redeemed	(842,629)	(9,501,042)
Net decrease	(1,763,970)	$(15,212,989)	Net increase	2,019,931	$22,767,864
Shares Outstanding:			Shares Outstanding:
Beginning of year	139,030,987		Beginning of year	2,386,621
End of year	137,267,017		End of year	4,406,552

Baird Core Plus Bond Fund
Institutional Class			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	38,460,489	$430,436,534	Shares sold	32,320,687	$375,250,394
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	1,978,481	22,005,415	of dividends	1,233,244	14,208,399
Shares redeemed	(19,626,548)	(219,081,666)	Shares redeemed	(22,950,301)	(264,642,916)
Net increase	20,812,422	$233,360,283	Net increase	10,603,630	$124,815,877
Shares Outstanding:			Shares Outstanding:
Beginning of period	139,594,782		Beginning of period	88,815,787
End of period	160,407,204		End of period	99,419,417

Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	82,310,272	$915,687,272	Shares sold	72,083,219	$829,822,504
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	3,481,543	38,771,265	of dividends	1,975,404	22,796,995
Shares redeemed	(17,290,129)	(192,491,925)	Shares redeemed	(14,923,677)	(172,523,499)
Net increase	68,501,686	$761,966,612	Net increase	59,134,946	$680,096,000
Shares Outstanding:			Shares Outstanding:
Beginning of year	71,093,096		Beginning of year	29,680,841
End of year	139,594,782		End of year	88,815,787

Notes to the Financial Statements
June 30, 2013 (Unaudited)

4.Investment Transactions and Income Tax Information

During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments) were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Purchases:
U.S. Government	$—	$—	$—	$17,971,247	$35,806,720
Other	$524,686,959	$241,443,318	$58,434,672	$433,927,417	$765,620,647

Sales:
U.S. Government	$—	$22,189	$—	$10,583,203	$14,569,897
Other	$338,586,894	$181,918,071	$140,182,623	$205,296,951	$444,630,527

At December 31, 2012, gross unrealized appreciation and depreciation of investments and distributable ordinary income and long-term capital gains for federal tax purposes were as follows:

			Baird
	Baird	Baird	Intermediate	Baird	Baird
	Short-Term	Intermediate	Municipal	Aggregate	Core Plus
	Bond Fund	Bond Fund	Bond Fund	Bond Fund	Bond Fund
Cost of investments	$1,343,042,158	$941,814,526	$1,134,161,153	$1,529,820,690	$2,645,307,638
Gross unrealized
appreciation	$17,955,469	$40,895,153	$72,184,849	$85,709,466	$96,675,611
Gross unrealized
depreciation	(3,237,279)	(2,831,377)	(866,733)	(13,460,782)	(8,467,825)
Net unrealized
appreciation
(depreciation)	$14,718,190	$38,063,776	$71,318,116	$72,248,684	$88,207,786
Undistributed
ordinary income	$158,350	$623,412	$—	$96,715	$226,423
Undistributed
long-term
capital gain	644,816	1,249,269	—	—	1,899,485
Total distributable
earnings	$803,166	$1,872,681	$—	$96,715	$2,125,908
Other accumulated
losses	$—	$—	$(717,460)	$(660,957)	$—
Total accumulated
earnings/(losses)	$15,521,356	$39,936,457	$70,600,656	$71,684,442	$90,333,694

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items.  The difference between book-basis and tax-basis unrealized appreciation is attributed primarily to the tax deferral of losses on wash sales.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

4.Investment Transactions and Income Tax Information (cont.)
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses. These reclassifications have no effect on net assets or net asset value per share.

The tax components of dividends paid during the periods shown below were as follows:

	Six Months Ended	Year Ended
	June 30, 2013	December 31, 2012
	Ordinary Income	Ordinary Income	Long-Term Capital
	Distributions	Distributions	Gains Distributions
Baird Short-Term Bond Fund	$12,823,931	$26,769,714	$1,477,641
Baird Intermediate Bond Fund	$11,144,636	$26,323,540	$6,933,411
Baird Intermediate Municipal Bond Fund	$—	$203,893	$—
Baird Aggregate Bond Fund	$25,705,098	$58,182,598	$22,175,299
Baird Core Plus Bond Fund	$38,662,193	$63,215,308	$2,756,875

For the six months ended June 30, 2013 and the year ended December 31, 2012, distributions of $14,796,838 and $28,633,639, respectively, from the Baird Intermediate Municipal Bond Fund were tax-exempt.

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended December 31, 2012.  To the extent necessary to fully distribute such capital gains, the Aggregate Bond Fund and Intermediate Bond Fund also designated earnings and profits distributed to shareholders on the redemption of shares.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.  For the year ended December 31, 2012, Baird Aggregate Bond Fund elected to defer capital losses occurring between November 1, 2012 and December 31, 2012 in the amount of $660,957.

At December 31, 2012, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss		Year of
	Carryover	Character	Expiration
Baird Intermediate Municipal Bond Fund	$48,216	Short-Term	Indefinitely
	669,244	Long-Term	Indefinitely

During the year ended December 31, 2012, none of the Funds utilized capital loss carryovers.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this, pre-enactment capital loss carryforwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

5.Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services. Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.25% for the Funds as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

5.Investment Advisory and Other Agreements (cont.)
The Funds have entered into an Administration Agreement with Baird.  Under the Administration Agreement, the Advisor assumes and pays all expenses of the applicable Fund other than the investment advisory fees, fees under the 12b-1 plan, costs related to portfolio securities transactions and extraordinary or non-recurring expenses.  Pursuant to the Administration Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.05% for the Funds as applied to the respective Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds.  U.S. Bank, N.A. serves as custodian for the Funds.

Baird (the “Distributor”) is the distributor of the Funds pursuant to a distribution agreement.

6.Securities Lending
Each Fund (other than the Intermediate Municipal Bond Fund) may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bank, N.A., the Funds’ custodian and an affiliate of the Funds’ transfer agent and administrator.  The  securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral.  The amount of fees depends on a number of factors including the type of security and length of the loan.  Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period.  Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2013, the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund had loaned securities that were collateralized by cash equivalents.  The cash collateral is invested by the custodian in accordance with approved investment guidelines.  Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending.  A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2013, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird Short-Term Bond Fund	$54,640,146	$55,853,039
Baird Intermediate Bond Fund	142,835,614	146,294,798
Baird Aggregate Bond Fund	84,053,267	85,765,003
Baird Core Plus Bond Fund	170,136,892	173,381,336

The Funds receive cash as collateral in return for securities lent as part of the securities lending program.  The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act) and a legacy interest in Atlantic East Funding LLC.  The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2013.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources.  In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a

Notes to the Financial Statements
June 30, 2013 (Unaudited)

6.Securities Lending (cont.)
support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities.  At June 30, 2013, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations.  Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2013 for the Baird Short-Term Bond Fund, Baird Intermediate Bond Fund, Baird Aggregate Bond Fund, and Baird Core Plus Bond Fund were $60,574, $80,136, $84,082, and $133,414, respectively.

7.Line of Credit
The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions. Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charges interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.25% for the first six months of 2013).  For the six months ended June 30, 2013, the Baird Short-Term Bond Fund and Baird Intermediate Municipal Bond Fund incurred $3 and $944 in interest charges, respectively, on average daily loan balances of $365 and $131,011, respectively. The Baird Intermediate Bond Fund, Baird Aggregate Bond Fund and Baird Core Plus Bond Fund did not borrow from the LOC during the period.

8.Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares.  The Baird Short-Term Bond, Baird Intermediate Bond, Baird Intermediate Municipal Bond, Baird Aggregate Bond and Baird Core Plus Bond Funds incurred $3,010, $40,260, $315,797, $110,746 and $1,398,201, respectively, in fees pursuant to the Plan during the six month ended June 30, 2013.

9.Subsequent Event
In preparing these financial statements, the Corporation has evaluated events after June 30, 2013.  There were no subsequent events since June 30, 2013 through the date the financial statements were issued that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30, if applicable, is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.  The Funds generally do not vote proxies because the securities held in their portfolios, consisting of bonds and other fixed-income securities, are not entitled to vote.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, IL 60604

Semi-Annual Report –
Baird Funds
June 30, 2013

Baird LargeCap Fund
Baird MidCap Fund
Baird SmallCap Value Fund

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Table of Contents

Baird LargeCap Fund	1
Baird MidCap Fund	8
Baird SmallCap Value Fund	15
Additional Information on Fund Expenses	21
Statements of Assets and Liabilities	23
Statements of Operations	24
Statements of Changes in Net Assets	25
Financial Highlights	28
Notes to the Financial Statements	34
Additional Information	43

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Cautionary Note on Analyses, Opinions and Outlooks:  In this report we offer analyses and opinions on the performance of individual securities, companies, industries, sectors, markets, interest rates and governmental policies, including predictions, forecasts and outlooks regarding possible future events.  These can generally be identified as such because the context of the statements may include such words as “believe,” “should,” “will,” “expects,” “anticipates,” “hopes” and words of similar effect.  These statements reflect the portfolio managers’ good faith beliefs and judgments and involve risks and uncertainties, including the risk that the portfolio managers’ analyses, opinions and outlooks are or will prove to be inaccurate.  It is inherently difficult to correctly assess and explain the performance of particular securities, sectors, markets, interest rate movements, governmental actions or general economic trends and conditions, and many unforeseen factors contribute to the performance of Baird Funds.  Investors are, therefore, cautioned not to place undue reliance on subjective judgments contained in this report.

Baird LargeCap Fund
June 30, 2013 (Unaudited)

A June 30, 2013 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 1000® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Apple Inc.	4.0%
Microsoft Corporation	3.8%
Google, Inc. – Class A	3.5%
The Coca-Cola Company	3.4%
Amazon.com, Inc.	3.2%
Whole Foods Market, Inc.	2.9%
Starbucks Corporation	2.9%
MasterCard, Inc. – Class A	2.6%
Gilead Sciences, Inc.	2.3%
Danaher Corporation	2.3%

Net Assets:	$26,970,186
Portfolio Turnover Rate:	26.2%	†
Number of Equity Holdings:	59

Annualized Expense Ratio:***
Gross
Institutional Class:	1.35%
Investor Class:	1.60%	****

Net
Institutional Class:	0.75%
Investor Class:	1.00%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2013.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2013, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.75% of average daily net assets for the Institutional Class shares and 1.00% of average daily net assets for the Investor Class shares, at least through April 30, 2014.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird LargeCap Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2013	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	8.42%	12.12%	4.65%	4.77%	0.88%
Investor Class Shares	8.25%	11.73%	4.39%	4.53%	0.63%
Russell 1000® Growth Index(2)	11.80%	17.07%	7.47%	7.40%	0.32%

(1)	For the period from September 29, 2000 (commencement of operations) through June 30, 2013.
(2)
The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risk such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird LargeCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks

		Market	% of
	Shares	Value	Net Assets
Aerospace & Defense
Precision Castparts Corp.	2,681	$605,933	2.2%
Beverages
The Coca-Cola Company	23,101	926,581	3.4%
Biotechnology
Alexion Pharmaceuticals, Inc.*	1,425	131,442	0.5%
Gilead Sciences, Inc.*	12,256	627,630	2.3%
		759,072	2.8%
Capital Markets
State Street Corporation	7,801	508,703	1.9%
T. Rowe Price Group, Inc.	6,414	469,184	1.7%
		977,887	3.6%
Chemicals
ECOLAB INC.	4,014	341,953	1.3%
Praxair, Inc.	3,383	389,586	1.4%
		731,539	2.7%
Commercial Services & Supplies
Stericycle, Inc.*	5,525	610,126	2.3%
Communications Equipment
QUALCOMM Incorporated	4,412	269,485	1.0%
Computers & Peripherals
Apple Inc.	2,730	1,081,298	4.0%
EMC Corporation	23,400	552,708	2.1%
		1,634,006	6.1%
Construction & Engineering
Fluor Corporation	5,690	337,474	1.3%
Electrical Equipment
Eaton Corporation PLC f	8,715	573,534	2.1%
Rockwell Automation, Inc.	3,854	320,422	1.2%
		893,956	3.3%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited*	10,350	269,203	1.0%
Energy Equipment & Services
Oceaneering International, Inc.	6,141	443,380	1.6%
Schlumberger Limited f	3,484	249,664	0.9%
		693,044	2.5%
Food & Staples Retailing
Whole Foods Market, Inc.	15,162	780,540	2.9%

The accompanying notes are in integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks (cont.)

		Market	% of
	Shares	Value	Net Assets
Health Care Equipment & Supplies
Abbott Laboratories	13,543	$472,380	1.8%
Edwards Lifesciences Corporation*	2,075	139,440	0.5%
		611,820	2.3%
Health Care Providers & Services
Catamaran Corporation* f	4,683	228,156	0.8%
Health Care Technology
Cerner Corporation*	2,596	249,450	0.9%
Hotels, Restaurants & Leisure
Las Vegas Sands Corp.	4,460	236,068	0.9%
Starbucks Corporation	11,885	778,348	2.9%
		1,014,416	3.8%
Household Products
Church & Dwight Co., Inc.	6,281	387,600	1.4%
Industrial Conglomerates
Danaher Corporation	9,850	623,505	2.3%
Internet & Catalog Retail
Amazon.com, Inc.*	3,115	865,004	3.2%
priceline.com Incorporated*	655	541,770	2.0%
		1,406,774	5.2%
Internet Software & Services
eBay, Inc.*	11,126	575,437	2.1%
Facebook, Inc.*	4,248	105,605	0.4%
Google, Inc. – Class A*	1,065	937,594	3.5%
LinkedIn Corporation*	771	137,469	0.5%
		1,756,105	6.5%
IT Services
Accenture plc f	3,819	274,815	1.0%
Cognizant Technology Solutions Corporation – Class A*	6,823	427,188	1.6%
MasterCard, Inc. – Class A	1,197	687,677	2.6%
		1,389,680	5.2%
Life Sciences Tools & Services
Illumina, Inc.*	6,128	458,620	1.7%
Media
DIRECTV*	5,527	340,574	1.3%
Multiline Retail
Dollar General Corporation*	7,175	361,835	1.3%
Oil, Gas & Consumable Fuels
Continental Resources, Inc.*	5,720	492,263	1.8%

The accompanying notes are in integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks (cont.)

		Market	% of
	Shares	Value	Net Assets
Oil, Gas & Consumable Fuels (cont.)
Southwestern Energy Company*	3,475	$126,942	0.5%
		619,205	2.3%
Pharmaceuticals
Allergan, Inc.	4,730	398,455	1.5%
Real Estate Investment Trusts (REITs)
American Tower Corp.	3,553	259,973	1.0%
Simon Property Group, Inc.	753	118,914	0.4%
		378,887	1.4%
Road & Rail
J.B. Hunt Transport Services, Inc.	2,972	214,697	0.8%
Union Pacific Corporation	2,150	331,702	1.2%
		546,399	2.0%
Semiconductors & Semiconductor Equipment
Intel Corporation	23,102	559,530	2.1%
Software
Fortinet, Inc.*	16,022	280,385	1.0%
Microsoft Corporation	29,373	1,014,250	3.8%
Oracle Corporation	13,287	408,176	1.5%
Salesforce.com, Inc.*	14,534	554,908	2.1%
		2,257,719	8.4%
Specialty Retail
Dick’s Sporting Goods, Inc.	10,863	543,802	2.0%
O’Reilly Automotive, Inc.*	5,526	622,338	2.3%
Tiffany & Co	3,807	277,302	1.0%
Tractor Supply Company	4,058	477,261	1.8%
Urban Outfitters, Inc.*	4,485	180,387	0.7%
		2,101,090	7.8%
Textiles, Apparel & Luxury Goods
NIKE, Inc.	7,141	454,739	1.7%
PVH Corp.	3,895	487,070	1.8%
		941,809	3.5%
Trading Companies & Distributors
Fastenal Company	9,360	429,156	1.6%
Total Common Stocks
(Cost $19,755,121)		26,549,631	98.4%

The accompanying notes are in integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Short-Term Investments

		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	438,174	$438,174	1.6%
Total Short-Term Investments
(Cost $438,174)		438,174	1.6%

Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC,
0.545%, 03/25/2014†**	$125,156	99,910	0.4%
Total Commercial Paper
(Cost $125,156)		99,910	0.4%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $125,156)		99,910	0.4%
Total Investments
(Cost $20,318,451)		27,087,715	100.4%
Asset Related to Securities Lending Investments
Support Agreement*a**†		25,246	0.1%
Total
(Cost $0)		25,246	0.1%
Liabilities in Excess of Other Assets		(142,775)	(0.5)%
TOTAL NET ASSETS		$26,970,186	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are in integral part of these financial statements.

Baird LargeCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$26,549,631	$—	$—	$26,549,631
Total Equity	26,549,631	—	—	26,549,631
Short-Term Investments
Money Market Mutual Fund	438,174	—	—	438,174
Total Short-Term Investments	438,174	—	—	438,174
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	99,910	—	99,910
Total Investments Purchased with
Cash Proceeds from Securities Lending	—	99,910	—	99,910
Total Investments*	$26,987,805	$99,910	$—	$27,087,715
Asset Relating to Securities
Lending Investments	$—	$25,246	$—	$25,246

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird MidCap Fund
June 30, 2013 (Unaudited)

A June 30, 2013 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell MidCap® Growth Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Illumina, Inc.	2.8%
PVH Corp.	2.8%
Stericycle, Inc.	2.5%
LKQ Corporation	2.2%
J.B. Hunt Transport Services, Inc.	2.2%
Dollar General Corporation	2.2%
Tractor Supply Company	2.1%
Dick’s Sporting Goods, Inc.	2.1%
ICON Public Limited Company	2.0%
Church & Dwight Co., Inc.	2.0%

Net Assets:	$310,246,315
Portfolio Turnover Rate:	19.3%	†
Number of Equity Holdings:	60

Annualized Expense Ratio:***
Gross
Institutional Class:	0.98%
Investor Class:	1.23%	****

Net
Institutional Class:	0.85%
Investor Class:	1.10%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2013.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2013, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 0.85% of average daily net assets for the Institutional Class shares and 1.10% of average daily net assets for the Investor Class shares, at least through April 30, 2014.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird MidCap Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
					Since
For the Periods Ended June 30, 2013	Six Months	One Year	Five Years	Ten Years	Inception(1)
Institutional Class Shares	11.28%	16.66%	10.46%	9.51%	5.99%
Investor Class Shares	11.14%	16.34%	10.19%	9.25%	5.74%
Russell MidCap® Growth Index(2)	14.70%	22.88%	7.61%	9.94%	4.48%

(1)	For the period from December 29, 2000 (commencement of operations) through June 30, 2013.
(2)
The Russell MidCap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell MidCap® index companies with higher price-to-book ratios and higher forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on growth-style stocks and therefore the performance of the Fund will typically be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations, political and economic instability, and different and sometimes less strict financial reporting standards and regulation.  The Fund invests a substantial portion of its assets in the stocks of mid-capitalization companies.  Mid-capitalization companies often are more volatile and face greater risks than larger, more established companies.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird MidCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks

		Market	% of
	Shares	Value	Net Assets
Biotechnology
Alexion Pharmaceuticals, Inc.*	50,601	$4,667,436	1.5%
Building Products
Fortune Brands Home & Security, Inc.	78,125	3,026,562	1.0%
Capital Markets
Affiliated Managers Group, Inc.*	38,181	6,259,393	2.0%
Greenhill & Co., Inc.	109,795	5,022,023	1.6%
Invesco Limited f	130,505	4,150,059	1.4%
		15,431,475	5.0%
Chemicals
Airgas, Inc.	43,720	4,173,511	1.3%
Commercial Banks
East West Bancorp, Inc.	184,375	5,070,313	1.6%
Commercial Services & Supplies
Stericycle, Inc.*	69,760	7,703,597	2.5%
Communications Equipment
F5 Networks, Inc.*	32,735	2,252,168	0.7%
Riverbed Technology, Inc.*	120,840	1,880,270	0.6%
		4,132,438	1.3%
Construction & Engineering
Fluor Corporation	71,700	4,252,527	1.4%
Containers & Packaging
AptarGroup, Inc.	80,760	4,458,760	1.4%
Distributors
LKQ Corporation*	262,725	6,765,169	2.2%
Electrical Equipment
Acuity Brands, Inc.	63,875	4,823,840	1.6%
Regal-Beloit Corporation	33,775	2,189,971	0.7%
Rockwell Automation, Inc.	62,970	5,235,326	1.7%
Roper Industries, Inc.	38,750	4,813,525	1.5%
		17,062,662	5.5%
Electronic Equipment, Instruments & Components
Trimble Navigation Limited*	206,600	5,373,666	1.7%
Energy Equipment & Services
Core Laboratories N.V. f	28,440	4,313,211	1.4%
Oceaneering International, Inc.	78,836	5,691,959	1.8%
		10,005,170	3.2%
Food Products
McCormick & Co, Incorporated	84,762	5,963,854	1.9%

The accompanying notes are in integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks (cont.)

		Market	% of
	Shares	Value	Net Assets
Food & Staples Retailing
The Fresh Market, Inc.*	103,575	$5,149,749	1.7%
Health Care Equipment & Supplies
Edwards Lifesciences Corporation*	31,163	2,094,154	0.7%
Health Care Providers & Services
Acadia Healthcare Company, Inc.*	97,375	3,220,191	1.0%
Catamaran Corporation* f	79,455	3,871,048	1.3%
		7,091,239	2.3%
Health Care Technology
Cerner Corporation*	50,800	4,881,372	1.6%
Hotels Restaurants & Leisure
Buffalo Wild Wings Inc.*	57,058	5,600,813	1.8%
InterContinental Hotels Group PLC f	193,485	5,315,033	1.7%
		10,915,846	3.5%
Household Products
Church & Dwight Co., Inc.	102,601	6,331,508	2.0%
IT Services
Alliance Data Systems Corporation*	30,049	5,439,770	1.8%
Teradata Corporation*	94,560	4,749,749	1.5%
		10,189,519	3.3%
Leisure Equipment & Products
Polaris Industries Inc.	46,600	4,427,000	1.4%
Life Sciences Tools & Services
ICON PLC* f	179,256	6,351,040	2.0%
Illumina, Inc.*	115,950	8,677,698	2.8%
		15,028,738	4.8%
Machinery
Actuant Corporation	153,785	5,070,291	1.6%
WABCO Holdings Inc.*	72,285	5,398,967	1.8%
		10,469,258	3.4%
Multiline Retail
Dollar General Corporation*	133,170	6,715,763	2.2%
Office Electronics
Zebra Technologies Corporation*	83,135	3,611,384	1.2%
Oil, Gas & Consumable Fuels
Southwestern Energy Company*	98,775	3,608,251	1.2%
Whiting Petroleum Corporation*	115,735	5,334,226	1.7%
		8,942,477	2.9%

The accompanying notes are in integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks (cont.)

		Market	% of
	Shares	Value	Net Assets
Pharmaceuticals
Perrigo Company	27,818	$3,365,978	1.1%
Professional Services
Manpower Inc.	103,185	5,654,538	1.8%
Real Estate Investment Trusts (REITs)
Digital Realty Trust, Inc.	75,640	4,614,040	1.5%
Road & Rail
J.B. Hunt Transport Services, Inc.	93,595	6,761,303	2.2%
Semiconductors & Semiconductor Equipment
Altera Corporation	116,050	3,828,489	1.2%
Microchip Technology Incorporated	78,315	2,917,234	0.9%
Skyworks Solutions, Inc.*	165,600	3,624,984	1.2%
		10,370,707	3.3%
Software
ANSYS, Inc.*	77,700	5,679,870	1.8%
Citrix Systems, Inc.*	70,085	4,228,228	1.4%
Concur Technologies, Inc.*	62,400	5,078,112	1.6%
Sourcefire, Inc.*	95,550	5,307,803	1.7%
		20,294,013	6.5%
Specialty Retail
Dick’s Sporting Goods, Inc.	126,961	6,355,668	2.1%
O’Reilly Automotive, Inc.*	45,222	5,092,901	1.6%
Tiffany & Co.	62,775	4,572,531	1.5%
Tractor Supply Company	56,425	6,636,144	2.1%
Urban Outfitters, Inc.*	142,345	5,725,116	1.8%
		28,382,360	9.1%
Textiles, Apparel & Luxury Goods
PVH Corp.	68,844	8,608,942	2.8%
Under Armour, Inc. – Class A*	82,565	4,929,956	1.6%
		13,538,898	4.4%
Trading Companies & Distributors
Fastenal Company	102,092	4,680,918	1.5%
Watsco, Inc.	53,665	4,505,714	1.5%
		9,186,632	3.0%
Total Common Stocks
(Cost $253,102,744)		296,103,616	95.4%

The accompanying notes are in integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Short-Term Investments

		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.04%«	7,355,190	$7,355,190	2.4%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	6,000,000	6,000,000	1.9%
Total Short-Term Investments
(Cost $13,355,190)		13,355,190	4.3%

Investments Purchased with Cash
Proceeds from Securities Lending
	Principal
	Amount
Commercial Paper
Atlantic East Funding LLC,
0.545%, 03/25/2014†**	$176,184	140,644	0.1%
Total Commercial Paper
(Cost $176,184)		140,644	0.1%
Total Investments Purchased With
Cash Proceeds From Securities Lending
(Cost $176,184)		140,644	0.1%
Total Investments
(Cost $266,634,118)		309,599,450	99.8%
Asset Related to Securities Lending Investments
Support Agreement*a**†		35,540	0.0%
Total
(Cost $0)		35,540	0.0%
Other Assets in Excess of Liabilities		611,325	0.2%
TOTAL NET ASSETS		$310,246,315	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
**	Illiquid Security
f	Foreign Security
«	7-Day Yield
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds’ Board of Directors.
a
The Fund’s transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund’s securities lending agent.

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are in integral part of these financial statements.

Baird MidCap Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$296,103,616	$—	$—	$296,103,616
Total Equity	296,103,616	—	—	296,103,616
Short-Term Investments
Money Market Mutual Funds	13,355,190	—	—	13,355,190
Total Short-Term Investments	13,355,190	—	—	13,355,190
Investments Purchased with Cash
Proceeds from Securities Lending
Commercial Paper	—	140,644	—	140,644
Total Investments Purchased with
Cash Proceeds from Securities Lending	—	140,644	—	140,644
Total Investments*	$309,458,806	$140,644	$—	$309,599,450
Asset Relating to Securities
Lending Investments	$—	$35,540	$—	$35,540

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Baird SmallCap Value Fund
June 30, 2013 (Unaudited)

A June 30, 2013 summary of the Fund’s top 10 holdings and equity sector analysis compared to the Russell 2000® Value Index is shown below.

Top 10 Holdings*			Equity Sector Analysis**

Portfolio Recovery Associates, Inc.	4.1%
Hanesbrands, Inc.	3.5%
Conn’s Inc.	3.1%
Jarden Corporation	3.1%
Omega Healthcare Investors, Inc.	3.0%
First Cash Financial Services, Inc.	2.9%
Bofi Holding, Inc.	2.8%
LTC Properties, Inc.	2.8%
MasTec, Inc.	2.8%
Valmont Industries, Inc.	2.7%

Net Assets:	$11,910,909
Portfolio Turnover Rate:	17.8%	†
Number of Equity Holdings:	45

Annualized Expense Ratio:***
Gross
Institutional Class:	3.07%
Investor Class:	3.32%	****

Net
Institutional Class:	1.00%
Investor Class:	1.25%	****

*
The Fund’s portfolio composition is subject to change and there is no assurance that the Fund will continue to hold any particular security.  Percentages shown relate to the Fund’s total net assets as of June 30, 2013.

**	Percentages shown in parentheses relate to the Fund’s total market value of investments as of June 30, 2013, and may not add up to 100% due to rounding.
***
Reflects expense ratios as stated in the Fund’s current prospectus.  The Advisor has contractually agreed to limit the Fund’s total annual fund operating expenses to 1.00% of average daily net assets for the Institutional Class shares and 1.25% of average daily net assets for the Investor Class shares, at least through April 30, 2014.

****	Includes 0.25% 12b-1 fee.
†	Not annualized.

Baird SmallCap Value Fund
June 30, 2013 (Unaudited)

Total Returns

			Average Annual
			Since
For the Periods Ended June 30, 2013	Six Months	One Year	Inception(1)
Institutional Class Shares	15.59%	22.23%	16.62%
Investor Class Shares	15.51%	22.02%	16.35%
Russell 2000® Value Index(2)	14.39%	24.76%	19.23%

(1)	For the period from May 1, 2012 (commencement of operations) through June 30, 2013.
(2)
The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. This index does not reflect any deduction for fees, expenses or taxes. A direct investment in the index is not possible.

The returns shown in the table above reflect reinvestment of dividends and/or capital gains distributions in additional shares. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The gross expense ratio for each class, as reflected in the Fund’s current prospectus, is set forth under “Portfolio Characteristics”.

The Fund focuses on small cap value style stocks and therefore the performance of the Fund may be more volatile than the performance of funds that focus on types of stocks that have a broader investment style.  The Fund may invest up to 15% of its total assets in U.S. dollar denominated foreign securities and ADRs. Foreign investments involve additional risks such as currency rate fluctuations and the potential for political and economic instability, and different and sometimes less strict financial reporting standards and regulation.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

For information about the performance of the Fund as of the most recent month-end, please call 1-866-44BAIRD or visit www.bairdfunds.com. Mutual fund performance changes over time and current performance may be lower or higher than that stated.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks

		Market	% of
	Shares	Value	Net Assets
Aerospace & Defense
Hexcel Corporation*	9,413	$320,513	2.7%
Capital Markets
Diamond Hill Investment Group, Inc.	3,076	261,614	2.2%
Construction & Engineering
MasTec, Inc.*	9,961	327,717	2.8%
MYR Group Inc.*	11,292	219,629	1.8%
Quanta Services, Inc.*	10,393	274,999	2.3%
		822,345	6.9%
Consumer Finance
Encore Capital Group, Inc.*	8,881	294,050	2.5%
EZCORP, Inc.*	10,637	179,553	1.5%
First Cash Financial Services, Inc.*	7,024	345,651	2.9%
Portfolio Recovery Associates, Inc.*	3,168	486,700	4.1%
		1,305,954	11.0%
Diversified Consumer Services
Steiner Leisure Limited* f	4,800	253,728	2.1%
Diversified Telecommunication Services
Windstream Corporation	14,906	114,925	1.0%
Electric Utilities
UIL Holdings Corporation	4,665	178,436	1.5%
Electrical Equipment
Generac Holdings Inc.	6,725	248,892	2.1%
Energy Equipment & Services
Mitcham Industries, Inc.*	8,378	140,583	1.2%
Pacific Drilling SA* f	24,135	236,040	2.0%
Vantage Drilling Co* f	110,960	226,358	1.9%
Willbros Group, Inc.*	11,818	72,563	0.6%
		675,544	5.7%
Gas Utilities
South Jersey Industries, Inc.	4,852	278,553	2.3%
Health Care Equipment & Supplies
ICU Medical, Inc.*	3,312	238,663	2.0%
Health Care Providers & Services
Air Methods Corporation	6,426	217,713	1.8%
Hotels Restaurants & Leisure
SHFL entertainment, Inc.*	13,925	246,612	2.1%
Household Durables
Jarden Corporation*	8,276	362,075	3.1%

The accompanying notes are in integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Common Stocks (cont.)

		Market	% of
	Shares	Value	Net Assets
Insurance
American Safety Insurance Holdings, Ltd.* f	9,242	$267,556	2.3%
AmTrust Financial Services, Inc.	7,112	253,898	2.1%
HCC Insurance Holdings, Inc.	7,574	326,515	2.7%
Hilltop Holdings, Inc.*	18,636	305,631	2.6%
		1,153,600	9.7%
Internet Software & Services
j2 Global, Inc.	6,303	267,941	2.2%
IT Services
WEX Inc.*	2,982	228,719	1.9%
Machinery
Valmont Industries, Inc.	2,288	327,390	2.7%
Media
John Wiley & Sons, Inc.	3,493	140,034	1.2%
Oil, Gas & Consumable Fuels
Sandridge Energy, Inc.*	21,038	100,141	0.9%
Targa Resources Corp.	3,915	251,852	2.1%
		351,993	3.0%
Real Estate Investment Trusts (REITs)
American Capital Mortgage Investment Corp	8,147	146,402	1.2%
BioMed Realty Trust, Inc.	12,909	261,149	2.2%
LTC Properties, Inc.	8,525	332,901	2.8%
Mid-America Apartment Communities, Inc.	2,867	194,297	1.6%
Omega Healthcare Investors, Inc.	11,666	361,879	3.0%
		1,296,628	10.8%
Road & Rail
Universal Truckload Services, Inc.	10,194	245,777	2.1%
Specialty Retail
Conn’s Inc.*	7,228	374,121	3.1%
Rent-A-Center, Inc.	8,053	302,390	2.6%
		676,511	5.7%
Textiles, Apparel & Luxury Goods
Hanesbrands, Inc.	8,191	421,181	3.5%
Thrifts & Mortgage Finance
Bofi Holding, Inc.*	7,403	339,206	2.8%
Capitol Federal Financial, Inc.	11,477	139,331	1.2%
Chicopee Bancorp, Inc.	12,436	210,168	1.8%
Westfield Financial, Inc.	16,904	118,328	1.0%
		807,033	6.8%
Total Common Stocks
(Cost $9,882,245)		11,442,374	96.1%

The accompanying notes are in integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Short-Term Investments

		Market	% of
	Shares	Value	Net Assets
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.04%«	425,249	$425,249	3.6%
Short-Term Investments Trust –
Liquid Assets Portfolio, 0.09%«	220,000	220,000	1.8%
Total Short-Term Investments
(Cost $645,249)		645,249	5.4%
Total Investments
(Cost $10,527,494)		12,087,623	101.5%
Liabilities in Excess of Other Assets		(176,714)	(1.5)%
TOTAL NET ASSETS		$11,910,909	100.0%
Notes to Schedule of Investments
*	Non-Income Producing
f	Foreign Security
«	7-Day Yield

Industry classifications shown in the Schedule of Investments are based off of the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are in integral part of these financial statements.

Baird SmallCap Value Fund
Schedule of Investments, June 30, 2013 (Unaudited)

Summary of Fair Value Exposure at June 30, 2013

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  Management has determined that these standards have no material impact on the Funds’ financial statements.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability.  These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 –	Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$11,442,374	$—	$—	$11,442,374
Total Equity	11,442,374	—	—	11,442,374
Short-Term Investments
Money Market Mutual Funds	645,249	—	—	645,249
Total Short-Term Investments	645,249	—	—	645,249
Total Investments*	$12,087,623	$—	$—	$12,087,623

*	Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of current assigned levels within the hierarchy.  There were no transfers between Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the prior year’s annual report.

Additional Information on Fund Expenses
June 30, 2013 (Unaudited)

Example
As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, such as management fees; distribution and/or service (12b-1) fees; and other fund expenses. Although the Funds do not charge any sales loads, redemption fees, or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a  redemption be made by wire transfer, currently the Fund’s transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/13 – 6/30/13).

Actual Expenses
The third and fourth columns of the following table provide information about account values based on actual returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the fourth column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The fifth and sixth columns of the following table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the sixth column of the table (entitled “Expenses Paid During Period”) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs could have been higher.

Additional Information on Fund Expenses
June 30, 2013 (Unaudited)

Actual vs. Hypothetical Returns

For the Six Months Ended June 30, 2013

					Hypothetical
					(5% return
			Actual		before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio(1)	1/1/13	6/30/13	Period(1)	6/30/13	Period(1)
Baird LargeCap Fund
Institutional Class	0.75%	$1,000.00	$1,084.20	$3.88	$1,021.08	$3.76
Investor Class	1.00%	$1,000.00	$1,082.50	$5.16	$1,019.84	$5.01

Baird MidCap Fund
Institutional Class	0.85%	$1,000.00	$1,112.80	$4.45	$1,020.58	$4.26
Investor Class	1.10%	$1,000.00	$1,111.40	$5.76	$1,019.34	$5.51

Baird SmallCap Value Fund
Institutional Class	1.00%	$1,000.00	$1,155.90	$5.35	$1,019.84	$5.01
Investor Class	1.25%	$1,000.00	$1,155.10	$6.68	$1,018.60	$6.26

(1)	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181 days and divided by 365 to reflect the one-half year period.

Statements of Assets and Liabilities
June 30, 2013 (Unaudited)

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
ASSETS:
Investments, at value (cost $20,318,451,
$266,634,118 and $10,527,494, respectively)	$27,087,715	$309,599,450	$12,087,623
Support Agreement (Note 6)	25,246	35,540	—
Dividends receivable	19,433	39,498	22,007
Interest receivable	12	896	28
Receivable for investments sold	256,956	—	6,682
Receivable for Fund shares sold	—	1,261,147	95,325
Prepaid expenses and other assets	15,796	17,195	32,079
Total assets	27,405,158	310,953,726	12,243,744
LIABILITIES:
Payable for collateral received for securities loaned (Note 6)	125,156	176,184	—
Payable for securities purchased	269,455	—	301,426
Payable for Fund shares repurchased	3,518	231,153	—
Payable to Advisor and Distributor	2,704	226,696	4,151
Accrued expenses and other liabilities	34,139	73,378	27,258
Total liabilities	434,972	707,411	332,835
NET ASSETS	$26,970,186	$310,246,315	$11,910,909
NET ASSETS CONSIST OF:
Capital stock	$21,181,167	$265,185,102	$10,311,040
Accumulated undistributed net investment income (loss)	38,976	(201,854)	63,853
Accumulated net realized gain (loss) on investments sold	(1,044,467)	2,262,195	(24,113)
Net unrealized appreciation on
investments and support agreement	6,794,510	43,000,872	1,560,129
NET ASSETS	$26,970,186	$310,246,315	$11,910,909
INSTITUTIONAL CLASS SHARES
Net Assets	$26,726,747	$208,248,046	$11,627,724
Shares outstanding ($0.01 par value,
unlimited shares authorized)	2,499,051	16,248,723	985,828
Net asset value, offering and redemption price per share	$10.69	$12.82	$11.79
INVESTOR CLASS SHARES
Net Assets	$243,439	$101,998,269	$283,185
Shares outstanding ($0.01 par value,
unlimited shares authorized)	22,893	8,245,596	24,056
Net asset value, offering and redemption price per share	$10.63	$12.37	$11.77

The accompanying notes are in integral part of these financial statements.

Statements of Operations
Six Months Ended June 30, 2013 (Unaudited)

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
INVESTMENT INCOME:
Dividends (net of foreign taxes withheld
of $59, $3,266 and $0, respectively)	$138,284	$1,082,653	$115,026
Income from securities lending (Note 6)	567	9,046	—
Interest	325	6,133	181
Other income	404	3,456	192
Total investment income	139,580	1,101,288	115,399

EXPENSES:
Investment advisory fees	86,841	1,043,075	43,557
Administration fees	1,469	14,498	574
Shareholder servicing fees	7,602	60,430	3,792
Fund accounting fees	7,783	14,682	7,340
Professional fees	15,998	15,998	12,868
Federal and state registration	19,913	29,949	21,815
Directors fees	23,539	23,539	23,539
Custody fees	2,910	10,029	3,663
Reports to shareholders	2,504	9,844	1,315
Distribution expense – Investor Class Shares (Note 8)	497	120,990	302
Miscellaneous expenses	90	543	40
Total expenses	169,146	1,343,577	118,805
Expense reimbursement by Advisor (Note 5)	(68,448)	(40,435)	(67,259)
Total expenses	100,698	1,303,142	51,546

NET INVESTMENT INCOME (LOSS)	38,882	(201,854)	63,853

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	1,165,452	2,868,214	(8,776)
Change in unrealized appreciation/depreciation
on investments and support agreement	919,584	24,544,737	1,348,014
Net realized and unrealized gain on investments	2,085,036	27,412,951	1,339,238
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$2,123,918	$27,211,097	$1,403,091

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird LargeCap Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$38,882	$87,901
Net realized gain on investments	1,165,452	1,226,478
Change in unrealized appreciation/depreciation
on investments and support agreement	919,584	1,573,815
Net increase in net assets resulting from operations	2,123,918	2,888,194

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,744,324	4,396,047
Shares issued to holders in reinvestment of dividends	—	87,560
Cost of shares redeemed	(2,304,129)	(3,519,081)
Net increase in net assets resulting
from capital share transactions	440,195	964,526

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(87,281)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(552)

TOTAL INCREASE IN NET ASSETS	2,564,113	3,764,887

NET ASSETS:
Beginning of period	24,406,073	20,641,186
End of period (including undistributed net
investment income of $38,976 and $94, respectively)	$26,970,186	$24,406,073

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird MidCap Fund

	Six Months Ended
	June 30, 2013	Year Ended
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income (loss)	$(201,854)	$696,185
Net realized gain on investments	2,868,214	650,959
Change in unrealized appreciation/depreciation
on investments and support agreement	24,544,737	10,853,958
Net increase in net assets resulting from operations	27,211,097	12,201,102

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	94,390,198	194,674,969
Shares issued to holders in reinvestment of dividends	—	1,807,198
Cost of shares redeemed	(32,714,359)	(28,924,851)
Other capital contribution (Note 3)	118	—
Net increase in net assets resulting
from capital share transactions	61,675,957	167,557,316

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(484,795)
From net realized gains	—	(704,473)
Total Distributions	—	(1,189,268)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(211,430)
From net realized gains	—	(459,510)
Total Distributions	—	(670,940)

TOTAL INCREASE IN NET ASSETS	88,887,054	177,898,210

NET ASSETS:
Beginning of period	221,359,261	43,461,051
End of period (including net investment
income (loss) of $(201,854) and $0, respectively)	$310,246,315	$221,359,261

The accompanying notes are in integral part of these financial statements.

Statement of Changes in Net Assets
Baird SmallCap Value Fund

	Six Months Ended	May 1, 2012^
	June 30, 2013	through
	(Unaudited)	December 31, 2012
OPERATIONS:
Net investment income	$63,853	$92,988
Net realized gain (loss) on investments	(8,776)	9,231
Change in unrealized appreciation/depreciation
on investments	1,348,014	212,115
Net increase in net assets resulting from operations	1,403,091	314,334

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,571,705	8,131,922
Shares issued to holders in reinvestment of dividends	—	117,482
Cost of shares redeemed	(405,937)	(104,132)
Net increase in net assets resulting
from capital share transactions	2,165,768	8,145,272

DISTRIBUTIONS TO
INSTITUTIONAL CLASS SHAREHOLDERS:
From net investment income	—	(89,865)
From net realized gains	—	(25,034)
Total Distributions	—	(114,899)

DISTRIBUTIONS TO
INVESTOR CLASS SHAREHOLDERS:
From net investment income	—	(2,036)
From net realized gains	—	(621)
Total Distributions	—	(2,657)

TOTAL INCREASE IN NET ASSETS	3,568,859	8,342,050

NET ASSETS:
Beginning of period	8,342,050	—
End of period (including undistributed net
investment income of $63,853 and $0, respectively)	$11,910,909	$8,342,050

^  Commencement of operations.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$9.86		$8.71	$8.93	$7.57	$5.59	$9.33
Income from
investment operations:
Net investment income	0.01	(1)	0.04 (1)	0.01	0.01	0.03	0.03
Net realized and unrealized
gain (loss) on investments	0.82		1.15	(0.22)	1.36	1.98	(3.74)
Total from
investment operations	0.83		1.19	(0.21)	1.37	2.01	(3.71)
Less distributions:
Distributions from net
investment income	—		(0.04)	(0.01)	(0.01)	(0.03)	(0.03)
Net asset value, end of period	$10.69		$9.86	$8.71	$8.93	$7.57	$5.59
Total return	8.42	%(2)	13.62%	(2.34)%	18.06%	36.27%	(39.88)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$26.7		$24.0	$20.5	$23.4	$20.7	$16.3
Ratio of expenses
to average net assets	0.75	%(3)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses
to average net assets
(before waivers)	1.26	%(3)	1.34%	1.35%	1.40%	1.39%	1.17%
Ratio of net
investment income
to average net assets	0.29	%(3)	0.37%	0.12%	0.14%	0.46%	0.32%
Ratio of net
investment loss
to average net assets
(before waivers)	(0.22	)%(3)	(0.22)%	(0.48)%	(0.51)%	(0.18)%	(0.10)%
Portfolio turnover rate(4)	26.2	%(2)	39.2%	38.2%	52.0%	58.7%	43.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird LargeCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011	2010	2009	2008
Per Share Data:
Net asset value,
beginning of period	$9.82		$8.68	$8.91	$7.56	$5.59	$9.29
Income from
investment operations:
Net investment income (loss)	0.00	(1)(2)	0.01 (1)	(0.01)	(0.02)	0.02	0.00 (2)
Net realized and unrealized
gains (losses) on investments	0.81		1.15	(0.22)	1.37	1.97	(3.70)
Total from
investment operations	0.81		1.16	(0.23)	1.35	1.99	(3.70)
Less distributions:
Distributions from net
investment income	—		(0.02)	—	—	(0.02)	—
Net asset value, end of period	$10.63		$9.82	$8.68	$8.91	$7.56	$5.59
Total return	8.25	%(3)	13.32%	(2.58)%	17.86%	35.79%	(39.94)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$0.2		$0.4	$0.2	$0.1	$0.3	$0.3
Ratio of expenses
to average net assets	1.00	%(4)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses
to average net assets
(before waivers)	1.51	%(4)	1.59%	1.60%	1.65%	1.64%	1.42%
Ratio of net
investment income (loss)
to average net assets	0.04	%(4)	0.12%	(0.13)%	(0.11)%	0.21%	0.07%
Ratio of net
investment loss
to average net assets
(before waivers)	(0.47	)%(4)	(0.47)%	(0.73)%	(0.76)%	(0.43)%	(0.35)%
Portfolio turnover rate(5)	26.2	%(3)	39.2%	38.2%	52.0%	58.7%	43.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Institutional Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011		2010		2009	2008
Per Share Data:
Net asset value,
beginning of period	$11.52		$9.98	$10.04		$7.90		$5.63	$9.62
Income from
investment operations:
Net investment income (loss)	0.00	(2)	0.07 (1)	(0.01	)(1)	(0.01	)(1)	0.02 (1)	0.01 (1)
Net realized and unrealized
gains (losses) on investments	1.30		1.57	0.54		2.15		2.27	(3.99)
Total from
investment operations	1.30		1.64	0.53		2.14		2.29	(3.98)
Less distributions:
Distributions from net
investment income	—		(0.04)	—		—		(0.02)	(0.01)
Distributions from
net realized gains	—		(0.06)	(0.59)		—		—	—
Total distributions	—		(0.10)	(0.59)		—		(0.02)	(0.01)
Net asset value, end of period	$12.82		$11.52	$9.98		$10.04		$7.90	$5.63
Total return	11.28	%(3)	16.49%	5.19%		27.09%		40.90%	(41.53)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$208.2		$137.2	$40.9		$33.4		$25.5	$18.2
Ratio of expenses
to average net assets	0.85	%(4)	0.85%	0.85%		0.85%		0.85%	0.85%
Ratio of expenses
to average net assets
(before waivers)	0.88	%(4)	0.97%	1.21%		1.30%		1.34%	1.19%
Ratio of net
investment income (loss)
to average net assets	(0.06	)%(4)	0.65%	(0.10)%		(0.10)%		0.25%	0.06%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.09	)%(4)	0.53%	(0.46)%		(0.55)%		(0.24)%	(0.28)%
Portfolio turnover rate(5)	19.3	%(3)	29.5%	44.8%		62.7%		61.3%	74.0%
(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird MidCap Fund – Investor Class

	Six Months
	Ended
	June 30, 2013		Year Ended December 31,
	(Unaudited)		2012	2011		2010		2009		2008
Per Share Data:
Net asset value,
beginning of period	$11.13		$9.66	$9.76		$7.69		$5.49		$9.40
Income from
investment operations:
Net investment income (loss)	(0.02)		0.04 (1)	(0.03	)(1)	(0.03	)(1)	0.00	(1)(2)	(0.02	)(1)
Net realized and unrealized
gains (losses) on investments	1.26		1.52	0.52		2.10		2.21		(3.89)
Total from
investment operations	1.24		1.56	0.49		2.07		2.21		(3.91)
Less distributions:
Distributions from net
investment income	—		(0.03)	—		—		(0.01)		—
Distributions from
net realized gains	—		(0.06)	(0.59)		—		—		—
Total distributions	—		(0.09)	(0.59)		—		(0.01)		—
Net asset value, end of period	$12.37		$11.13	$9.66		$9.76		$7.69		$5.49
Total return	11.14	%(3)	16.16%	4.93%		26.92%		40.52%		(41.70)%
Supplemental data and ratios:
Net assets,
end of period (millions)	$102.0		$84.1	$2.6		$1.1		$1.6		$1.6
Ratio of expenses
to average net assets	1.10	%(4)	1.10%	1.10%		1.10%		1.10%		1.10%
Ratio of expenses
to average net assets
(before waivers)	1.13	%(4)	1.22%	1.46%		1.55%		1.59%		1.44%
Ratio of net
investment income (loss)
to average net assets	(0.31	)%(4)	0.40%	(0.35)%		(0.35)%		0.00%		(0.19)%
Ratio of net
investment income (loss)
to average net assets
(before waivers)	(0.34	)%(4)	0.28%	(0.71)%		(0.80)%		(0.49)%		(0.53)%
Portfolio turnover rate(5)	19.3	%(3)	29.5%	44.8%		62.7%		61.3%		74.0%

(1)	Calculated using average shares outstanding during the period.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Institutional Class

	Six Months
	Ended		May 1, 2012^
	June 30, 2013		through
	(Unaudited)		December 31, 2012
Per Share Data:
Net asset value, beginning of period	$10.20		$10.00
Income from investment operations:
Net investment income	0.06		0.15	(1)
Net realized and unrealized gains on investments	1.53		0.20
Total from investment operations	1.59		0.35
Less distributions:
Distributions from net investment income	—		(0.12)
Distributions from net realized gains	—		(0.03)
Total distributions	—		(0.15)
Net asset value, end of period	$11.79		$10.20
Total return	15.59	%(2)	3.52	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$11.6		$8.1
Ratio of expenses to average net assets	1.00	%(3)	1.00	%(3)
Ratio of expenses to average net assets (before waivers)	2.31	%(3)	3.06	%(3)
Ratio of net investment income to average net assets	1.25	%(3)	2.32	%(3)
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.06	)%(3)	0.26	%(3)
Portfolio turnover rate(4)	17.8	%(2)	24.6	%(2)

^	Commencement of operations.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Financial Highlights
Baird SmallCap Value Fund – Investor Class

	Six Months
	Ended		May 1, 2012^
	June 30, 2013		through
	(Unaudited)		December 31, 2012
Per Share Data:
Net asset value, beginning of period	$10.19		$10.00
Income from investment operations:
Net investment income	0.05		0.14	(1)
Net realized and unrealized gains on investments	1.53		0.19
Total from investment operations	1.58		0.33
Less distributions:
Distributions from net investment income	—		(0.11)
Distributions from net realized gains	—		(0.03)
Total distributions	—		(0.14)
Net asset value, end of period	$11.77		$10.19
Total return	15.51	%(2)	3.32	%(2)
Supplemental data and ratios:
Net assets, end of period (millions)	$0.3		$0.2
Ratio of expenses to average net assets	1.25	%(3)	1.25	%(3)
Ratio of expenses to average net assets (before waivers)	2.56	%(3)	3.31	%(3)
Ratio of net investment income to average net assets	1.00	%(3)	2.07	%(3)
Ratio of net investment income (loss)
to average net assets (before waivers)	(0.31	)%(3)	0.01	%(3)
Portfolio turnover rate(4)	17.8	%(2)	24.6	%(2)

^	Commencement of operations.
(1)	Calculated using average shares outstanding during the period.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

The accompanying notes are in integral part of these financial statements.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

1.Organization
Baird Funds, Inc. (the “Corporation”) was incorporated on June 9, 2000 as a Wisconsin corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The accompanying financial statements include the Baird LargeCap Fund, the Baird MidCap Fund and the Baird SmallCap Value Fund (each a “Fund” and collectively the “Funds”), three of the eight series comprising the Corporation. Pursuant to the 1940 Act, the Funds are “diversified” series of the Corporation. The investment advisor to the Funds is Robert W. Baird & Co. Incorporated (“Baird” or the “Advisor”).

The Baird LargeCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on September 29, 2000. The Baird MidCap Fund commenced operations with the sale of both Institutional and Investor Class Shares on December 29, 2000. The Baird SmallCap Value Fund commenced operations with the sale of both Institutional and Investor Class Shares on May 1, 2012.  The Institutional Class Shares are not subject to a distribution and service (12b-1) fee, while the Investor Class Shares are subject to a distribution and service (12b-1) fee up to 0.25%.  See Note 8.

The Baird LargeCap Fund seeks long-term growth of capital through investments in equity securities of large-capitalization companies. Dividend income is a secondary consideration.

The Baird MidCap Fund seeks long-term growth of capital through investments in equity securities of mid-capitalization companies.

The Baird SmallCap Value Fund seeks long-term growth of capital through investments in equity securities of small-capitalization companies.

On June 30, 2013, shareholders affiliated with the Advisor held 86% of the Institutional Class shares of the Baird LargeCap Fund, 14% of the Institutional Class shares of the Baird MidCap Fund and 63% of the Institutional Class shares of the Baird SmallCap Value Fund.  These shareholders included the Advisor’s participant-directed retirement and deferred compensation plans and the Baird Foundation.

2.Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a)
Investment Valuation – Section 2(a)(41) of the 1940 Act, together with the rules and interpretations of the SEC, require the Funds, in computing net asset value, to value their portfolio securities using market quotations when they are “readily  available.” When market quotations are not readily available (e.g., because there is no regular market quotation for such securities, the market for such security is limited, the validity of quotations is questionable or, for debt securities, the Funds’ independent pricing service, does not provide a price), the Board of Directors of the Corporation must value the securities at “fair value determined in good faith.” The Board has delegated such responsibility to the Advisor pursuant to pricing policies and procedures that the Board has adopted and regularly reviews. In general, the “fair value” of a security means the price that would be received to sell a security in an orderly transaction between market participants at the measurement date.

The Funds determine the fair value of their investments and compute their net asset value per share as of the close of regular trading of the New York Stock Exchange (4:00 p.m. EST).

Consistent with Section 2(a)(41) of the 1940 Act, the Funds price their securities as follows: common stocks that are listed on a securities exchange (other than NASDAQ) are valued at the last quoted sale price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price.  Price information on listed stocks is taken from the exchange where the security is primarily traded.  Securities that were not traded on the valuation date, as well as stocks that are not listed on an exchange, including

Notes to the Financial Statements
June 30, 2013 (Unaudited)

2.	Significant Accounting Policies (cont.)

NASDAQ, are valued at the average of the current bid and asked price.  Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost plus or minus any amortized discount or premium.  Investments in mutual funds are valued at their stated net asset value. Other assets and securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor in accordance with procedures approved by the Corporation’s Board of Directors.  In accordance with such procedures, the Advisor may use broker quotes or prices obtained from alternative independent pricing services or, if the broker quotes or prices from alternative pricing services are unavailable or deemed to be unreliable, fair value will be determined by a valuation committee of the Advisor.  In determining fair value, the valuation committee takes into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine. In addition, given the volatility and periodic illiquidity experienced in recent years, the prices determined for any individual security on any given day may vary significantly from the amount that can be obtained in an actual sale of that security, and the Funds’ NAV may fluctuate significantly from day to day or from period to period.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”) (ASU No. 2011-04).” ASU 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS.  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.  The Funds have disclosed the applicable requirements of this accounting standard in their financial statements.

b)
Foreign Securities – Foreign securities are defined as securities issued by companies that are organized outside the United States.  Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government.  These risks include foreign currency fluctuations and adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.  Occasionally, events that affect these values and exchange rates may occur after the close of the exchange on which such securities are traded.  If such events materially affect the value of a Fund’s securities, these securities may be valued at their fair value pursuant to procedures adopted by the Board of Directors.  All of the foreign securities owned by the Funds as of June 30, 2013 are traded directly on the New York Stock Exchange or NASDAQ or through an American Depository Receipt (ADR).

c)
Income Tax Status – The Funds intend to continue to qualify as regulated investment companies as provided in subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax cost to the Funds.  Therefore, no federal income or excise tax provision is recorded.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year ended December 31, 2012, or for any other tax years which are open for exam.  As of June 30, 2013, open tax years include the tax

Notes to the Financial Statements
June 30, 2013 (Unaudited)

2.	Significant Accounting Policies (cont.)

years ended December 31, 2009 through 2012.  The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as interest expense and other expense, respectively, in the Statement of Operations.  During the year, the Funds did not incur any interest or penalties.

d)
Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Distributions of net realized capital gains, if any, are declared and paid at least annually.  The book basis character of distributions may differ from their ultimate characterization for Federal income tax purposes.

e)
Allocation of Income and Expenses – Each Fund is charged for those expenses directly attributable to it. Expenses directly attributable to a class of shares, such as Rule 12b-1 distribution fees, are charged to that class of shares.  Income, expenses and realized and unrealized gains and losses are allocated to the classes based on their respective net assets.  Expenses that are not directly attributable to a Fund are allocated among the Funds in the series of the Corporation in proportion to their assets.

f)
Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

g)
Securities Transactions and Investment Income – Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sales proceeds.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.  Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified in the capital accounts.

h)
Guarantees and Indemnifications – In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred.  Based on experience, the Funds would expect the risk of loss to be remote.

i)
Recent Accounting Pronouncement – In January, 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” in GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2013-01 clarifies ASU No. 2011-11, to increase comparability and reduce presentation differences between financial statements prepared in accordance with GAAP and financial statements prepared in accordance with IFRS.  This requires increased disclosure for both gross and net information for derivatives and other financial instruments that are offset in a reporting entity’s Statement of Assets and Liabilities and derivative instruments that are subject to a master netting agreement (“MNA”).  Specifically, the ASU requires reporting entities to present separately for assets and liabilities, a) the gross amounts of those recognized assets and recognized liabilities, b) the amounts offset to determine the net amounts presented in the Statement of Assets and Liabilities, c) The net amount presented in the Statement of Assets and Liabilities, d) the amounts subject to an enforceable MNA not included in (b), and e) the net amount after deducting the amounts from (d) and (c).  The effective date of each ASU is for interim and annual periods beginning on or after January 1, 2013.  The Funds are not required to disclose the applicable requirements of this accounting standard in their Statement of Assets & Liabilities due to the absence of a master netting agreement relating to the Funds’ participation in securities lending.  As such, no additional disclosures have been made on behalf of the Funds.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

3.Capital Share Transactions
The following table summarizes the capital share transactions of each Fund for the past two fiscal periods:

Baird LargeCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	260,381	$2,696,053	Shares sold	4,714	$48,271
Shares redeemed	(199,957)	(2,106,719)	Shares redeemed	(18,208)	(197,410)
Net increase	60,424	$589,334	Net decrease	(13,494)	$(149,139)
Shares Outstanding:			Shares Outstanding:
Beginning of period	2,438,627		Beginning of period	36,387
End of period	2,499,051		End of period	22,893

	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	441,736	$4,208,785	Shares sold	19,311	$187,262
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	8,906	87,008	of dividends	57	552
Shares redeemed	(363,417)	(3,510,278)	Shares redeemed	(877)	(8,803)
Net increase	87,225	$785,515	Net increase	18,491	$179,011
Shares Outstanding:			Shares Outstanding:
Beginning of year	2,351,402		Beginning of year	17,896
End of year	2,438,627		End of year	36,387

Baird MidCap Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	5,709,520	$71,045,278	Shares sold	1,944,167	$23,344,920
Shares redeemed	(1,373,786)	(17,455,791)	Shares redeemed	(1,256,179)	(15,258,568)
Other capital
contribution(1)	—	75		—	43
Net increase	4,335,734	$53,589,562	Net increase	687,988	$8,086,395
Shares Outstanding:			Shares Outstanding:
Beginning of period	11,912,989		Beginning of period	7,557,608
End of period	16,248,723		End of period	8,245,596

(1)  Reimbursement from Advisor for trade error.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

3.Capital Share Transactions (cont.)

Baird MidCap Fund (cont.)
Institutional Class Shares			Investor Class Shares
	Year Ended			Year Ended
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	9,309,112	$105,381,603	Shares sold	8,244,350	$89,293,366
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	101,019	1,151,612	of dividends	59,491	655,586
Shares redeemed	(1,594,189)	(17,822,841)	Shares redeemed	(1,013,547)	(11,102,010)
Net increase	7,815,942	$88,710,374	Net increase	7,290,294	$78,846,942
Shares Outstanding:			Shares Outstanding:
Beginning of year	4,097,047		Beginning of year	267,314
End of year	11,912,989		End of year	7,557,608

Baird SmallCap Value Fund
Institutional Class Shares			Investor Class Shares
	Six Months Ended			Six Months Ended
	June 30, 2013			June 30, 2013
	Shares	Amount		Shares	Amount
Shares sold	222,841	$2,512,828	Shares sold	5,263	$58,877
Shares redeemed	(35,758)	(400,638)	Shares redeemed	(481)	(5,299)
Net increase	187,083	$2,112,190	Net increase	4,782	$53,578
Shares Outstanding:			Shares Outstanding:
Beginning of period	798,745		Beginning of period	19,274
End of period	985,828		End of period	24,056

Institutional Class Shares			Investor Class Shares
	May 1, 2012^ through			May 1, 2012^ through
	December 31, 2012			December 31, 2012
	Shares	Amount		Shares	Amount
Shares sold	797,462	$7,940,296	Shares sold	19,510	$191,626
Shares issued to			Shares issued to
shareholders in			shareholders in
reinvestment			reinvestment
of dividends	11,425	114,825	of dividends	264	2,657
Shares redeemed	(10,142)	(99,362)	Shares redeemed	(500)	(4,770)
Net increase	798,745	$7,955,759	Net increase	19,274	$189,513
Shares Outstanding:			Shares Outstanding:
Beginning of period	—		Beginning of period	—
End of period	798,745		End of period	19,274

^  Commencement of operations.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

4.Investment Transactions and Income Tax Information
During the six months ended June 30, 2013, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Baird	Baird	Baird
	LargeCap Fund	MidCap Fund	SmallCap Value Fund
Purchases:	$7,444,400	$108,199,438	$3,994,257
Sales:	$6,851,657	$ 50,933,670	$1,767,194

The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not purchase or sell U.S. Government securities during the six months ended June 30, 2013.

At December 31, 2012, accumulated earnings/losses on a tax basis were as follows:

	Baird	Baird	Baird
	LargeCap	MidCap	SmallCap
	Fund	Fund	Value Fund
Cost of Investments	$20,078,050	$233,258,302	$8,091,324
Gross unrealized appreciation	6,406,516	25,325,790	615,763
Gross unrealized depreciation	(542,317)	(7,557,553)	(405,474)
Net unrealized appreciation	$5,864,199	$17,768,237	$210,289
Undistributed ordinary income	94	—	—
Undistributed long-term capital gain	—	81,879	2
Total distributable earnings	$94	$81,879	$2
Other accumulated losses	(2,199,192)	—	(13,513)
Total accumulated earnings	$3,665,101	$17,850,116	$196,778

Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, and non-deductible expenses.  These reclassifications have no effect on net assets or net asset value per share.

Under the current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended, December 31, 2012, the Baird LargeCap Fund and Baird MidCap Fund did not defer any capital losses occurring between November 1, 2012 and December 31, 2012.  For the period May 1, 2012 to December 31, 2012, the Baird SmallCap Value Fund elected to defer capital losses occurring between November 1, 2012 and December 31, 2012 in the amount of $13,513.

At December 31, 2012, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover	Year of Expiration
Baird LargeCap Fund	$2,199,192	2017

Notes to the Financial Statements
June 30, 2013 (Unaudited)

4.Investment Transactions and Income Tax Information (cont.)
To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryovers. During the year ended December 31, 2012, the Baird LargeCap Fund utilized capital loss carryovers of $1,225,325.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years.  As a result of this, pre-enactment capital loss carry forwards may be more likely to expire unused.  Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the six months ended June 30, 2013, the Funds did not pay any dividends.

During the year ended December 31, 2012, the Funds paid the following dividends:

	Ordinary Income Dividends	Net Capital Gain
Baird LargeCap Fund	$87,833	$—
Baird MidCap Fund	696,185	1,164,023
Baird SmallCap Value Fund	115,676	1,880

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended December 31, 2012.  To the extent necessary to fully distribute such capital gains, the Baird MidCap Fund also designated earnings and profits distributed to shareholders on the redemption of shares.

5.Investment Advisory and Other Agreements
The Funds have entered into an Investment Advisory Agreement with Baird for the provision of investment advisory services.  Pursuant to the Investment Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.65% for the Baird LargeCap Fund, 0.75% for the Baird MidCap Fund and 0.85% for the Baird SmallCap Value Fund as applied to the respective Fund’s average daily net assets.  Certain officers of the Advisor are also officers of the Funds.

For the six months ended June 30, 2013 and through April 30, 2014, the Advisor has contractually agreed to waive its  investment advisory fee and/or reimburse the Funds’ operating expenses (exclusive of brokerage, taxes, and extraordinary  expenses) to the extent necessary to ensure that each Fund’s annual operating expenses do not exceed the following  percentages of average daily net assets:

	Institutional Class Shares	Investor Class Shares
Baird LargeCap Fund	0.75%	1.00%
Baird MidCap Fund	0.85%	1.10%
Baird SmallCap Value Fund	1.00%	1.25%

To the extent that the Advisor reimburses or absorbs fees and expenses, it may seek payment of such amounts for three years after the year in which expenses were reimbursed or absorbed.  A Fund will make no such payment, however, if its total annual operating expenses exceed the expense limits in effect at the time the expenses were reimbursed or at the time these payments are proposed.

Notes to the Financial Statements
June 30, 2013 (Unaudited)

5.Investment Advisory and Other Agreements (cont.)

	Six Months
	Ended
	June 30,	Fiscal Year Ended December 31,
	2013	2012		2011	2010
Reimbursed/Absorbed Expenses Subject
to Recovery by Advisor Until:	2016	2015		2014	2013
Baird LargeCap Fund	$68,448	$141,680		$136,264	$136,939
Baird MidCap Fund	$40,435	$153,676		$136,295	$133,302
Baird SmallCap Value Fund	$67,259	$91,176	(1)	N/A	N/A

(1)	Amount shown reflects expense reimbursements made by the Advisor from May 1, 2012 (commencement of operations) through December 31, 2012.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator, and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

Robert W. Baird & Co. Incorporated (the “Distributor”) is the sole distributor of the Funds pursuant to a distribution agreement.

No commissions were earned by the Distributor for services rendered as a registered broker-dealer in securities transactions for the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund for the six months ended June 30, 2013.

6.Securities Lending
Each Fund may lend up to one-third of its total assets (including such loans) to borrowers under terms of participation in  a securities lending program administered by U.S. Bank N.A., the Funds’ custodian and an affiliate of the Funds’ transfer  agent and administrator. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. Each Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Each Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

As of June 30, 2013, none of the Funds had securities on loan.  When a Fund engages in securities lending, loaned securities are collateralized by cash equivalents. The cash collateral is invested by the custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. A Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent.

As of June 30, 2013, the market value of the securities on loan and payable on collateral due to broker were as follows:

	Market Value of	Payable on Collateral
	Securities on Loan	due to Broker
Baird LargeCap Fund	$—	$125,156
Baird MidCap Fund	—	176,184
Baird SmallCap Value Fund	—	—

Notes to the Financial Statements
June 30, 2013 (Unaudited)

6.Securities Lending (cont.)
The Funds receive cash as collateral in return for securities lent as part of a securities lending program. The collateral is invested in the Mount Vernon Securities Lending Prime Portfolio (a securities lending trust subject to Rule 2a-7 under the 1940 Act), other than a legacy interest in Atlantic East Funding LLC. The schedules of investments for the Funds include the particular cash collateral holdings as of June 30, 2013.

The Funds’ interest in Atlantic East Funding LLC is priced at fair value by the Valuation Committee of the Advisor. The fair value of the Funds’ interest in Atlantic East Funding LLC is based on the underlying market values of the securities owned by Atlantic East Funding LLC, which are determined by independent pricing sources. In addition, the Funds’ transfer agent and administrator and securities lending agent entered into a support agreement with the Funds to cover potential losses realized by the Funds on their investment in Atlantic East Funding LLC (up to a certain amount). The amounts agreed to be provided to the Funds under the support agreement are shown in the Funds’ schedules of investments and statements of assets and liabilities. At June 30, 2013, the fair value of the Funds’ interest in Atlantic East Funding LLC, plus the amounts payable under the support agreement, amounted to 100% of the outstanding par value of the Funds’ interest in Atlantic East Funding LLC.

The interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them (“securities lending income”) is reflected in the Funds’ statements of operations. Interest income earned on collateral investments and recognized by the Funds during the six months ended June 30, 2013 for the Baird LargeCap Fund and Baird MidCap Fund was $567 and $9,046, respectively.  The SmallCap Value Fund has not participated in the securities lending program since the Fund’s inception on May 1, 2012.

7.Line of Credit
The Corporation maintains an uncommitted, senior secured line of credit (“LOC”) with U.S. Bank, N.A. (the “Bank”) to provide the Funds a temporary liquidity source to meet unanticipated redemptions.  Under the terms of the LOC, borrowings for each Fund are limited to one-third of the total assets (including the amount borrowed) of the respective Fund, or as otherwise indicated within the Funds’ agreement with the Bank. The Bank charged interest at the Bank’s Prime Rate less 2% (weighted average rate of 1.25% for the first six months of 2013). For the six months ended June 30, 2013, the Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund did not borrow on the LOC.

8.Distribution and Shareholder Service Plan
The Funds have adopted a distribution and shareholder service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan allows the Funds to compensate the Distributor for the costs incurred in distributing the Funds’ Investor Class Shares, including amounts paid to brokers or dealers, at an annual rate of 0.25% of the average daily net assets of the Funds’ Investor Class Shares. The Baird LargeCap Fund, Baird MidCap Fund and Baird SmallCap Value Fund incurred $497, $120,990 and $302, respectively, in fees pursuant to the Plan during the six months ended June 30, 2013.

9.Subsequent Event
In preparing these financial statements, the Corporation has evaluated subsequent events after June 30, 2013 through the date the financial statements were issued. There were no subsequent events since June 30, 2013 that would require adjustment to or additional disclosure in these financial statements.

Additional Information

Proxy Voting
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Each Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-866-44BAIRD, or by accessing the Funds’ website at www.bairdfunds.com; and by accessing the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-732-0330.  The Funds’ Forms N-Q may also be obtained by calling toll-free 1-866-44BAIRD.

(This Page Intentionally Left Blank.)

Baird Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-866-44BAIRD

Board of Directors
G. Frederick Kasten, Jr. (Chairman)
John W. Feldt
Cory L. Nettles
Marlyn J. Spear
Frederick P. Stratton, Jr.

Investment Advisor and Distributor
Robert W. Baird & Co. Incorporated
777 East Wisconsin Avenue
Milwaukee, WI 53202

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered Public
Accounting Firm
Grant Thornton LLP
175 West Jackson Boulevard, 20th Floor
Chicago, IL 60604

Item 2. Code of Ethics.

Not applicable – only required for annual reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not applicable – only required for annual reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not applicable – only required for annual reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable because the Registrant is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

Baird Short-Term Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)
	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 03/31/2016	$81,700,000	$85,695,620
2.375%, 07/31/2017	54,300,000	57,082,875
		142,778,495	9.6%
Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority,
1.918%, 08/01/2013	1,000,000	1,001,060
City of Arlington TX,
4.680%, 08/15/2013	1,170,000	1,175,008
City of Passaic NJ,
1.882%, 02/01/2016	1,020,000	1,010,391
City of Trenton NJ:
1.430%, 04/01/2015	1,440,000	1,437,523
1.722%, 04/01/2016	1,470,000	1,458,652
County of Dauphin PA,
1.194%, 03/01/2016	1,200,000	1,190,448
County of Miami-Dade FL Aviation Revenue,
5.000%, 10/01/2016	6,200,000	6,857,510
Government Development Bank for Puerto Rico,
3.670%, 05/01/2014	6,450,000	6,399,948
Illinois State:
4.071%, 01/01/2014	545,000	553,044
4.422%, 04/01/2015	2,030,000	2,084,546
4.961%, 03/01/2016	1,110,000	1,187,567
5.090%, 04/01/2017	2,785,000	3,024,566
Michigan Strategic Fund,
4.500%, 12/01/2013	5,000,000	5,075,550
New Hampshire Housing Finance Authority:
1.250%, 07/01/2016	1,085,000	1,075,192
1.500%, 01/01/2017	1,050,000	1,033,410
1.650%, 07/01/2017	990,000	972,269
State of Illinois,
3.636%, 02/01/2014	1,700,000	1,718,530
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	155,000	148,555
		37,403,769	2.5%
Other Government Related Securities
AB Svensk Exportkredit,
0.602%, 01/23/2017 f	8,800,000	8,824,922
CNOOC Finance 2013 Ltd,
1.125%, 05/09/2016 @ f	500,000	491,900
Petrobras International Finance Company,
3.875%, 01/27/2016 f	6,200,000	6,378,721
Petroleos Mexicanos,
4.875%, 03/15/2015 @ f	5,270,000	5,540,087
		21,235,630	1.4%
Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017 (Acquired 11/05/2012, Cost $2,993,730) *	3,000,000	2,939,151
Agrium Inc.,
7.700%, 02/01/2017 f	5,000,000	5,752,430
American Honda Finance Corporation:
1.450%, 02/27/2015 (Acquired 02/21/2012, Cost $1,998,940) *	2,000,000	2,020,532
1.000%, 08/11/2015 (Acquired 09/04/2012, Cost $4,989,550) *	5,000,000	5,008,090
0.648%, 05/26/2016 (Acquired 05/22/2013, Cost $800,000) *	800,000	798,734
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	5,255,000	5,894,397
6.375%, 09/15/2017	2,400,000	2,759,952
Anglo American Capital PLC:
2.150%, 09/27/2013 (Acquired 09/20/2010 through 03/21/2012, Cost $6,895,950) * f	6,900,000	6,920,010
9.375%, 04/08/2014 (Acquired 03/23/2012 through 06/19/2012, Cost $951,711) * f	900,000	954,027
ArcelorMittal:
9.500%, 02/15/2015 @ f	341,000	372,542
4.250%, 02/25/2015 @ f	1,000,000	1,007,500
4.250%, 08/05/2015 @ f	1,525,000	1,540,250
Avon Products, Inc.,
2.375%, 03/15/2016	2,000,000	2,016,208
Barrick Gold Corporation,
1.750%, 05/30/2014 f	3,000,000	3,003,075
Beam, Inc.,
5.375%, 01/15/2016	1,269,000	1,386,987
BP Capital Markets PLC,
3.200%, 03/11/2016 f	775,000	814,317
Bunge Limited Finance Corporation:
5.350%, 04/15/2014	6,550,000	6,752,153
5.100%, 07/15/2015	1,520,000	1,634,187
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	800,000	881,172
CNPC HK Overseas Capital Ltd,
3.125%, 04/28/2016 (Acquired 12/18/2012, Cost $2,385,195) * f	2,300,000	2,398,090
Computer Sciences Corporation,
2.500%, 09/15/2015 @	9,550,000	9,736,597
ConAgra Foods, Inc.:
1.350%, 09/10/2015 @	3,840,000	3,866,300
5.819%, 06/15/2017	3,500,000	3,936,723
COX Communications Inc.,
7.250%, 11/15/2015	2,000,000	2,267,756
CRH America, Inc.,
6.000%, 09/30/2016	1,590,000	1,790,516
CSX Corporation,
7.900%, 05/01/2017	2,221,000	2,669,364
Daimler Finance North America LLC:
2.300%, 01/09/2015 (Acquired 01/04/2012 through 06/12/2013, Cost $4,131,079) *	4,125,000	4,188,484
1.250%, 01/11/2016 (Acquired 01/07/2013, Cost $2,846,495) *	2,850,000	2,831,426
Deutsche Telekom International Finance B.V.:
5.250%, 07/22/2013 f	550,000	551,296
5.750%, 03/23/2016 f	400,000	444,667
3.125%, 04/11/2016 (Acquired 03/14/2012 through 06/25/2013, Cost $5,932,604) * f	5,775,000	6,024,913
Devon Energy Corporation,
2.400%, 07/15/2016	375,000	384,220
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	400,000	420,206
Dollar General Corporation,
4.125%, 07/15/2017 @	6,480,000	6,834,987
Eaton Corp,
1.500%, 11/02/2017 (Acquired 11/14/2012, Cost $4,994,550) *	5,000,000	4,853,580
EMC Corporation,
1.875%, 06/01/2018	3,350,000	3,311,485
EnCana Holdings Finance Corp.,
5.800%, 05/01/2014 f	3,455,000	3,591,227
Express Scripts Holding Company,
2.650%, 02/15/2017	200,000	203,651
Express Scripts, Inc.,
3.125%, 05/15/2016 @	3,000,000	3,119,568
FBG Finance Limited,
5.125%, 06/15/2015 (Acquired 03/12/2012, Cost $548,887) * f	515,000	553,922
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	1,392,977	1,585,890
Federal Express Corp. 2012 Pass Through Trust,
2.625%, 01/15/2018 (Acquired 01/20/2012 through 05/07/2012, Cost $1,946,912) *	1,945,111	1,961,580
FedEx Corporation,
7.375%, 01/15/2014	3,291,000	3,405,695
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	3,630,000	4,001,870
Fiserv, Inc.:
3.125%, 10/01/2015	2,486,000	2,593,204
3.125%, 06/15/2016	1,695,000	1,767,473
Ford Motor Credit Company LLC:
2.750%, 05/15/2015	4,000,000	4,055,960
2.500%, 01/15/2016	500,000	504,360
6.625%, 08/15/2017	4,000,000	4,527,172
France Telecom,
4.375%, 07/08/2014 f	2,125,000	2,188,506
Freeport-McMoRan Copper & Gold Inc.:
1.400%, 02/13/2015 @	3,500,000	3,483,798
2.150%, 03/01/2017 @	2,000,000	1,957,580
General Mills, Inc.,
0.599%, 01/29/2016	3,775,000	3,770,262
Gilead Sciences, Inc.,
2.400%, 12/01/2014	1,000,000	1,022,230
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 01/12/2010 through 02/27/2012, Cost $7,224,641) *	7,120,000	7,369,698
1.700%, 05/27/2016 (Acquired 05/22/2013, Cost $2,998,770) *	3,000,000	2,909,136
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $597,012) *	600,000	542,826
Heineken N.V.,
1.400%, 10/01/2017 (Acquired 10/02/2012, Cost $1,993,400) * f	2,000,000	1,943,204
Hewlett-Packard Company,
4.750%, 06/02/2014	475,000	489,869
Hospira, Inc.,
5.900%, 06/15/2014	5,900,000	6,073,389
HP Enterprise Services, LLC,
Series B, 6.000%, 08/01/2013	5,639,000	5,661,511
Hyundai Capital Services Inc.:
6.000%, 05/05/2015 (Acquired 11/01/2012 through 04/30/2013, Cost $6,409,699) * f	5,924,000	6,361,582
4.375%, 07/27/2016 (Acquired 05/11/2012 through 02/07/2013, Cost $5,399,785) * f	5,130,000	5,438,016
Ingersoll-Rand Global Holding Company Limited,
9.500%, 04/15/2014 f	5,034,000	5,372,617
Johnson Controls Inc.,
5.500%, 01/15/2016 @	7,241,000	7,955,593
Kellogg Company,
0.522%, 02/13/2015	2,000,000	2,000,678
Laboratory Corporation of America Holdings,
5.625%, 12/15/2015	400,000	438,201
Lafarge North America Inc.,
6.875%, 07/15/2013	5,000,000	5,012,500
LeasePlan Corporation N.V.,
2.500%, 05/16/2018 (Acquired 05/07/2013 through 05/29/2013, Cost $6,775,428) * f	6,825,000	6,577,328
Marathon Petroleum Corporation,
3.500%, 03/01/2016	1,503,000	1,577,717
Murphy Oil Corporation,
2.500%, 12/01/2017	6,531,000	6,441,421
Mylan Inc.:
7.625%, 07/15/2017 (Acquired 01/15/2013, Cost $4,410,610) *	4,000,000	4,428,844
6.000%, 11/15/2018 (Acquired 02/01/2013, Cost $2,721,685) *	2,500,000	2,739,702
Nabisco, Inc.,
7.550%, 06/15/2015	3,489,000	3,912,390
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	4,700,000	4,705,593
Noble Holding International Limited:
3.450%, 08/01/2015 f	4,552,000	4,719,386
2.500%, 03/15/2017 f	4,860,000	4,861,167
PCCW-HKT Capital No. 2 Limited,
6.000%, 07/15/2013 (Acquired 06/18/2012, Cost $400,591) * f	400,000	400,609
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 06/20/2011 through 06/25/2013, Cost $1,381,140) * f	1,332,000	1,372,200
Pentair Finance S.A.,
1.350%, 12/01/2015 f	5,000,000	5,008,015
Petrohawk Energy Corporation:
7.875%, 06/01/2015	5,000,000	5,107,500
7.250%, 08/15/2018	3,000,000	3,273,000
Pioneer Natural Resources Company,
5.875%, 07/15/2016 @	10,000,000	11,152,320
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	3,975,000	4,361,962
POSCO,
8.750%, 03/26/2014 (Acquired 03/19/2009 through 01/18/2013, Cost $7,843,410) * f	7,610,000	7,992,235
PPG Industries, Inc.,
1.900%, 01/15/2016	1,452,000	1,477,127
Quest Diagnostics Incorporated,
5.450%, 11/01/2015	5,000,000	5,458,205
Reed Elsevier Capital Inc.,
7.750%, 01/15/2014	4,670,000	4,839,484
Rio Tinto Alcan, Inc.,
5.200%, 01/15/2014 f	4,110,000	4,202,865
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/04/2013, Cost $8,394,866) * f	7,500,000	8,300,790
SABMiller Holdings Inc,
1.850%, 01/15/2015 (Acquired 01/10/2012, Cost $1,999,880) *	2,000,000	2,029,108
SABMiller PLC,
6.500%, 07/01/2016 (Acquired 03/01/2012 through 03/20/2012, Cost $1,357,258) * f	1,214,000	1,387,853
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	875,000	971,188
Staples, Inc.,
9.750%, 01/15/2014	9,000,000	9,421,164
Talisman Energy, Inc.,
5.125%, 05/15/2015 f	2,150,000	2,297,340
TCI Communications, Inc.,
8.750%, 08/01/2015	4,035,000	4,666,203
Telecom Italia Capital, SA:
5.250%, 11/15/2013 f	120,000	121,504
5.250%, 10/01/2015 @ f	2,175,000	2,283,150
Telefonica Emisiones S.A.U.,
6.421%, 06/20/2016 f	6,745,000	7,405,828
Telefonica Moviles Chile SA,
2.875%, 11/09/2015 (Acquired 11/03/2010 through 04/04/2012, Cost $1,016,596) * f	1,020,000	1,023,043
The ADT Corporation,
2.250%, 07/15/2017	6,700,000	6,574,750
The Clorox Company,
5.000%, 01/15/2015 @	2,000,000	2,116,622
The Interpublic Group of Companies, Inc.,
10.000%, 07/15/2017	7,195,000	7,574,177
The Valspar Corporation,
5.100%, 08/01/2015	3,400,000	3,629,051
Thomson Reuters Corporation,
0.875%, 05/23/2016 f	4,550,000	4,505,014
Time Warner Cable, Inc.,
5.850%, 05/01/2017	300,000	330,542
Time Warner Companies, Inc.,
7.250%, 10/15/2017	2,475,000	2,964,892
Toyota Motor Credit Corporation:
0.875%, 07/17/2015	3,000,000	3,010,476
2.050%, 01/12/2017	400,000	404,596
Transocean Inc.:
4.950%, 11/15/2015 f	1,350,000	1,447,998
5.050%, 12/15/2016 f	6,000,000	6,524,550
TSMC Global Ltd,
0.950%, 04/03/2016 (Acquired 03/27/2013, Cost $1,999,760) * f	2,000,000	1,969,704
Tyco Electronics Group S.A.:
5.950%, 01/15/2014 f	1,655,000	1,702,398
1.600%, 02/03/2015 f	1,000,000	1,007,161
Union Pacific Railroad Co. 2004 Pass Through Trust,
5.214%, 09/30/2014 (Acquired 10/22/2010 through 03/29/2012, Cost $6,142,213) *	5,924,000	6,183,613
Vale Canada Limited,
5.700%, 10/15/2015 f	8,000,000	8,558,472
Valero Energy Corporation,
4.750%, 04/01/2014	3,690,000	3,792,261
Viacom Inc.:
1.250%, 02/27/2015	1,000,000	1,002,898
6.250%, 04/30/2016	1,500,000	1,693,898
Vivendi SA,
2.400%, 04/10/2015 (Acquired 04/03/2012 through 05/23/2013, Cost $8,490,988) * f	8,395,000	8,542,752
Vodafone Group PLC:
0.675%, 02/19/2016 f	5,000,000	5,003,385
5.625%, 02/27/2017 f	1,000,000	1,111,558
Weatherford International Ltd.,
4.950%, 10/15/2013 f	5,000,000	5,053,455
Weyerhaeuser Company,
7.250%, 07/01/2013	2,000,000	2,000,000
Wm. Wrigley Jr. Company,
3.700%, 06/30/2014 (Acquired 03/15/2012 through 11/14/2012, Cost $6,621,661) *	6,486,000	6,656,679
Woodside Finance Limited:
8.125%, 03/01/2014 (Acquired 9/14/2012 through 03/26/2013, Cost $2,609,585) * f	2,500,000	2,613,135
4.500%, 11/10/2014 (Acquired 11/15/2012 through 05/08/2013, Cost $2,679,179) * f	2,565,000	2,676,719
Xerox Corporation,
8.250%, 05/15/2014	7,800,000	8,287,172
Xstrata Canada Corporation,
6.000%, 10/15/2015 f	450,000	490,047
Xstrata Finance (Canada) Limited,
1.800%, 10/23/2015 (Acquired 10/18/2012, Cost $2,999,040) * f	3,000,000	3,000,948
Yara International ASA,
5.250%, 12/15/2014 (Acquired 09/25/2012 through 02/13/2013, Cost $8,195,690) * f	7,775,000	8,186,733
Yum! Brands, Inc.,
4.250%, 09/15/2015	7,425,000	7,899,732
Zoetis Inc.,
1.150%, 02/01/2016 (Acquired 01/16/2013, Cost $999,730) * @	1,000,000	996,603
		472,857,324	31.6%
Utility
Ameren Corporation,
8.875%, 05/15/2014	6,364,000	6,783,356
Beaver Valley Funding Corporation Debentures,
9.000%, 06/01/2017	905,000	918,660
Centrais Eletricas Brasileiras S.A.,
7.750%, 11/30/2015 (Acquired 12/06/2012, Cost $3,397,178) * f	3,000,000	3,240,000
Commonwealth Edison Company:
Series 104, 5.950%, 08/15/2016	550,000	626,150
6.150%, 09/15/2017	100,000	116,579
Constellation Energy Group Inc.,
4.550%, 06/15/2015	3,069,000	3,267,033
DCP Midstream, LLC:
9.700%, 12/01/2013 (Acquired 07/29/2010 through 03/14/2012, Cost $3,751,968) *	3,640,000	3,768,456
5.375%, 10/15/2015 (Acquired 01/13/2012, Cost $1,815,565) *	1,708,000	1,838,281
Duke Energy Corp.,
6.300%, 02/01/2014	2,080,000	2,146,204
El Paso Pipeline Partners Operating Co LLC,
4.100%, 11/15/2015 @	5,286,000	5,618,030
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,150,000	3,332,457
5.950%, 02/01/2015	2,500,000	2,678,400
6.125%, 02/15/2017 @	350,000	394,084
9.700%, 03/15/2019	1,000,000	1,297,773
Enterprise Products Operating LLC:
Series O, 9.750%, 01/31/2014	2,774,000	2,914,242
3.700%, 06/01/2015	950,000	997,463
1.250%, 08/13/2015 @	3,000,000	3,009,846
Exelon Corporation,
4.900%, 06/15/2015	1,759,000	1,882,568
Florida Gas Transmission Company, LLC,
4.000%, 07/15/2015 (Acquired 09/12/2012, Cost $1,047,251) *	1,000,000	1,054,373
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 07/28/2011, Cost $1,860,424) *	1,858,917	1,871,351
Kinder Morgan Energy Partners, L.P.,
6.000%, 02/01/2017 @	250,000	281,566
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 12/29/2011 through 05/29/2012, Cost $417,539) *	415,010	417,413
Maritimes & Northeast Pipeline, LLC,
7.500%, 05/31/2014 (Acquired 06/19/2013, Cost $3,084,876) *	2,941,400	3,081,222
National Grid PLC,
6.300%, 08/01/2016 f	9,611,000	10,870,992
Nevada Power Company,
Series U, 7.375%, 01/15/2014	2,750,000	2,846,462
Nisource Finance Corp.,
5.400%, 07/15/2014 @	7,050,000	7,367,906
ONEOK Partners, L.P.:
6.150%, 10/01/2016	2,485,000	2,833,032
2.000%, 10/01/2017	1,000,000	983,432
ONEOK, Inc.,
5.200%, 06/15/2015	2,000,000	2,151,216
Pennsylvania Electric Co.,
5.125%, 04/01/2014	1,100,000	1,134,340
Pepco Holdings, Inc.,
2.700%, 10/01/2015	1,395,000	1,435,162
PPL Energy Supply, LLC:
6.300%, 07/15/2013	3,588,000	3,594,774
Series A, 5.700%, 10/15/2015	5,137,000	5,517,878
6.200%, 05/15/2016	350,000	389,252
PSEG Power LLC,
5.320%, 09/15/2016	4,505,000	4,996,680
Rockies Express Pipeline LLC,
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $2,000,140) *	2,000,000	1,980,000
Southwestern Public Service Company,
5.600%, 10/01/2016	3,000,000	3,363,237
Spectra Energy Capital LLC,
5.668%, 08/15/2014	6,414,000	6,735,091
Sunoco, Inc.,
5.750%, 01/15/2017	350,000	378,827
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 06/19/2012, Cost $5,161,170) *	5,090,000	5,286,718
TransCanada PipeLines Ltd.,
0.953%, 06/30/2016 f	2,575,000	2,575,000
Union Electric Company,
4.750%, 04/01/2015	500,000	528,381
Vectren Utility Holdings, Inc.,
5.250%, 08/01/2013	650,000	652,189
Williams Partners L.P.:
3.800%, 02/15/2015	9,000,000	9,383,481
7.250%, 02/01/2017 @	715,000	830,987
		127,370,544	8.5%
Finance
Abbey National Treasury Services PLC,
3.875%, 11/10/2014 (Acquired 12/29/2011 through 09/13/2012, Cost $3,715,664) * f	3,722,000	3,832,674
ABN AMRO Bank N.V.,
1.375%, 01/22/2016 (Acquired 01/17/2013, Cost $999,770) * @ f	1,000,000	991,500
AEGON N.V.,
4.625%, 12/01/2015 f	1,275,000	1,373,964
Aetna Inc.,
6.000%, 06/15/2016	3,625,000	4,101,354
American Express Credit Corporation,
2.750%, 09/15/2015	1,200,000	1,244,716
American International Group, Inc.:
2.375%, 08/24/2015 @	1,100,000	1,117,351
5.600%, 10/18/2016	5,120,000	5,705,175
Ameriprise Financial, Inc.,
5.650%, 11/15/2015	2,700,000	2,990,056
AmSouth Bank,
Series AI, 5.200%, 04/01/2015	2,840,000	2,946,500
ANZ New Zealand (Int'l) Limited,
1.125%, 03/24/2016 (Acquired 03/20/2013, Cost $4,998,250) * f	5,000,000	4,960,950
AON Corporation:
3.500%, 09/30/2015 f	3,302,000	3,462,523
3.125%, 05/27/2016 f	1,307,000	1,363,465
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,708,000	1,814,637
Banco Santander-Chile,
2.506%, 02/14/2014 (Acquired 02/09/2012, Cost $1,500,000) * f	1,500,000	1,508,148
Bank of America Corporation,
5.750%, 12/01/2017	5,000,000	5,556,875
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	2,925,000	3,388,279
Barclays Bank PLC:
5.200%, 07/10/2014 f	4,005,000	4,178,016
Series 1, 5.000%, 09/22/2016 f	4,975,000	5,496,286
BB&T Corporation,
1.133%, 06/15/2018	3,000,000	3,002,859
BNP Paribas SA:
3.250%, 03/11/2015 f	2,425,000	2,503,621
2.375%, 09/14/2017 f	1,000,000	990,000
Branch Banking and Trust Company,
0.588%, 05/23/2017	1,650,000	1,622,000
Canadian Imperial Bank of Commerce,
2.350%, 12/11/2015 f	850,000	879,410
Capital One Financial Corporation:
7.375%, 05/23/2014	5,765,000	6,092,769
2.150%, 03/23/2015	4,000,000	4,063,028
Cie de Financement Foncier SA,
2.500%, 09/16/2015 (Acquired 06/19/2012 through 02/01/2013, Cost $6,795,889) * f	6,600,000	6,810,593
Citigroup, Inc.:
6.010%, 01/15/2015	7,350,000	7,849,249
5.300%, 01/07/2016	2,000,000	2,170,886
CNA Financial Corporation:
5.850%, 12/15/2014	2,225,000	2,366,870
6.500%, 08/15/2016	1,025,000	1,161,196
Comerica Bank:
Series AI, 5.700%, 06/01/2014	4,100,000	4,275,488
5.750%, 11/21/2016	1,175,000	1,336,436
5.200%, 08/22/2017	4,000,000	4,457,972
Commonwealth Bank of Australia,
3.500%, 03/19/2015 (Acquired 08/30/2010 through 07/18/2012, Cost $4,480,673) * f	4,401,000	4,591,590
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.753%, 03/18/2016 f	3,000,000	3,006,474
3.375%, 01/19/2017 f	1,092,000	1,146,850
Countrywide Financial Corporation,
6.250%, 05/15/2016	3,325,000	3,625,856
Coventry Health Care, Inc.,
6.125%, 01/15/2015	1,125,000	1,207,455
Credit Suisse (USA), Inc.,
5.125%, 08/15/2015	375,000	404,910
Deutsche Bank Aktiengesellschaft,
6.000%, 09/01/2017 f	400,000	460,409
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	3,527,000	3,694,356
Fifth Third Bancorp:
3.625%, 01/25/2016	1,305,000	1,377,644
0.692%, 12/20/2016	2,900,000	2,846,223
First Empire Capital Trust I,
8.234%, 02/01/2027	1,000,000	992,848
First Hawaiian Capital Trust I,
Series B, 8.343%, 07/01/2027	1,500,000	1,526,250
First Horizon National Corporation,
5.375%, 12/15/2015	1,050,000	1,134,511
First Tennessee Bank, National Association:
5.050%, 01/15/2015	1,000,000	1,044,398
5.650%, 04/01/2016	4,098,000	4,444,490
General Electric Capital Corporation:
4.375%, 09/21/2015	2,350,000	2,510,439
1.000%, 01/08/2016 @	1,000,000	994,464
2.950%, 05/09/2016	5,400,000	5,627,707
5.625%, 09/15/2017	5,000,000	5,663,350
5.625%, 05/01/2018	175,000	200,726
Genworth Financial, Inc.,
5.750%, 06/15/2014 @	3,008,000	3,129,394
GMAC Inc.,
7.500%, 12/31/2013	787,000	806,675
Highmark Inc.,
6.800%, 08/15/2013 (Acquired 05/08/2012 through 06/12/2013, Cost $4,831,806) *	4,800,000	4,824,240
HSBC Bank USA NA,
6.000%, 08/09/2017	250,000	282,508
HSBC Finance Corporation:
4.750%, 07/15/2013	1,594,000	1,596,106
5.000%, 06/30/2015	1,950,000	2,085,728
5.500%, 01/19/2016 @	556,000	610,811
6.676%, 01/15/2021	221,000	244,326
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $1,524,411) *	1,500,000	1,524,942
HSBC USA Inc.,
2.375%, 02/13/2015	600,000	613,129
Hutchison Whampoa International Ltd.,
4.625%, 09/11/2015 (Acquired 09/24/2012 through 06/25/2013, Cost $9,682,222) * f	9,090,000	9,690,694
ING Bank N.V.:
2.375%, 06/09/2014 (Acquired 02/24/2012, Cost $1,195,483) * f	1,200,000	1,216,368
4.000%, 03/15/2016 (Acquired 03/08/2012 through 04/26/2013, Cost $1,395,298) * @ f	1,360,000	1,434,582
3.750%, 03/07/2017 (Acquired 05/30/2013, Cost $2,125,322) * f	2,000,000	2,093,280
ING U.S., Inc.,
2.900%, 02/15/2018 (Acquired 02/06/2013, Cost $4,991,200) *	5,000,000	5,025,160
J.P. Morgan Chase & Co.:
5.125%, 09/15/2014	723,000	758,546
3.450%, 03/01/2016	7,700,000	8,031,762
Jefferson-Pilot Corp.,
4.750%, 01/30/2014	1,556,000	1,587,960
Kemper Corporation,
6.000%, 11/30/2015	8,500,000	9,240,418
Key Bank National Association,
7.413%, 05/06/2015	9,600,000	10,598,266
4.950%, 09/15/2015	820,000	883,349
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 05/26/2009 through 02/08/2013, Cost $7,235,841) * f	7,000,000	7,346,983
Liberty Mutual Group Inc.,
5.750%, 03/15/2014 (Acquired 09/03/2009 through 11/15/2012, Cost $3,549,612) *	3,588,000	3,687,897
Lloyds TSB Bank PLC:
4.375%, 01/12/2015 (Acquired 01/05/2010 through 02/24/2012, Cost $5,160,330) * f	5,110,000	5,338,672
4.875%, 01/21/2016 f	300,000	323,323
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	6,682,000	7,065,707
5.000%, 01/17/2017	500,000	534,327
Macquarie Bank Limited,
3.450%, 07/27/2015 (Acquired 07/19/2012, Cost $3,995,160) * @ f	4,000,000	4,145,280
Manufacturers and Traders Trust Company,
0.574%, 03/07/2016	6,300,000	6,291,596
Manulife Financial Corp.,
3.400%, 09/17/2015 @ f	7,961,000	8,317,525
Marsh & McLennan Companies, Inc.:
5.750%, 09/15/2015	1,585,000	1,740,281
2.300%, 04/01/2017	1,060,000	1,057,616
MassMutual Global Funding II,
3.125%, 04/14/2016 (Acquired 01/19/2012, Cost $2,062,111) *	2,000,000	2,102,462
Metropolitan Life Global Funding I,
3.125%, 01/11/2016 (Acquired 01/04/2011 through 03/05/2012, Cost $2,312,439) * @	2,300,000	2,402,983
Mizuho Bank, Ltd.,
2.550%, 03/17/2017 (Acquired 05/30/2013, Cost $7,095,378) * f	6,900,000	6,955,262
Morgan Stanley:
4.750%, 04/01/2014	75,000	76,630
4.000%, 07/24/2015	1,000,000	1,042,347
1.750%, 02/25/2016	2,000,000	1,981,338
5.450%, 01/09/2017	2,400,000	2,593,795
National Australia Bank Limited:
0.602%, 01/22/2015 (Acquired 01/14/2013, Cost $3,700,000) * f	3,700,000	3,706,346
3.750%, 03/02/2015 (Acquired 03/14/2012 through 01/14/2013, Cost $1,824,499) * f	1,750,000	1,832,600
2.000%, 03/09/2015 @ f	2,000,000	2,037,264
0.805%, 10/08/2015 (Acquired 03/26/2013, Cost $1,098,900) * f	1,100,000	1,099,517
National City Bank,
5.800%, 06/07/2017	250,000	284,567
Nomura Holdings Inc.:
5.000%, 03/04/2015 @ f	1,000,000	1,055,901
2.000%, 09/13/2016 f	9,155,000	9,052,839
Nordea Bank AB:
2.250%, 03/20/2015 (Acquired 03/14/2012, Cost $2,993,610) * f	3,000,000	3,064,983
3.125%, 03/20/2017 (Acquired 10/03/2012, Cost $3,595,553) * f	3,440,000	3,540,035
PNC Bank, National Association,
0.596%, 04/29/2016 @	4,000,000	3,977,712
PNC Funding Corp,
4.250%, 09/21/2015	450,000	478,476
Principal Financial Group, Inc.,
1.850%, 11/15/2017	1,000,000	982,105
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 10/16/2012, Cost $2,788,384) *	2,700,000	2,786,184
Prudential Financial Inc.:
6.200%, 01/15/2015	4,879,000	5,256,893
6.100%, 06/15/2017	1,000,000	1,140,142
Regions Financial Corporation,
5.750%, 06/15/2015	3,500,000	3,775,625
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 09/27/2010 through 12/14/2010, Cost $1,599,355) * f	1,600,000	1,609,123
SLM Corporation:
5.000%, 10/01/2013	5,015,000	5,040,075
5.375%, 05/15/2014	1,344,000	1,370,880
Societe Generale SA,
3.100%, 09/14/2015 (Acquired 02/06/2013 through 06/19/2013, Cost $3,598,791) * @ f	3,475,000	3,582,586
SouthTrust Corporation,
5.800%, 06/15/2014	1,875,000	1,965,266
Sumitomo Mitsui Banking Corporation:
1.350%, 07/18/2015 f	2,000,000	2,010,382
3.150%, 07/22/2015 (Acquired 02/06/2013, Cost $626,504) * f	600,000	624,994
SunTrust Bank:
0.608%, 04/01/2015	6,880,000	6,826,542
0.564%, 08/24/2015	1,000,000	991,952
5.000%, 09/01/2015	2,396,000	2,568,730
SUSA Partnership, L.P.,
8.200%, 06/01/2017	714,000	840,991
Svenska Handelsbanken AB:
4.875%, 06/10/2014 (Acquired 09/20/2011 through 12/13/2011, Cost $4,957,687) * f	4,850,000	5,033,524
0.722%, 03/21/2016 @ f	2,000,000	2,000,026
3.125%, 07/12/2016 f	175,000	183,785
The Bank of New York Mellon Corporation,
0.505%, 03/04/2016 @	7,000,000	6,994,512
The Bank of Nova Scotia,
0.673%, 03/15/2016 f	7,000,000	6,996,339
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	3,350,000	3,657,289
The Charles Schwab Corporation,
0.850%, 12/04/2015	3,000,000	2,990,820
The Dai-ichi Mutual Life Insurance Company,
5.730%, 03/17/2014 (Acquired 03/02/2011, Cost $4,116,764) * f	4,050,000	4,112,382
The Goldman Sachs Group, Inc.:
5.750%, 10/01/2016	1,000,000	1,112,389
6.250%, 09/01/2017	6,476,000	7,338,629
The Hartford Financial Services Group, Inc.:
4.000%, 03/30/2015	3,000,000	3,136,758
7.300%, 11/01/2015	233,000	263,151
5.500%, 10/15/2016	3,050,000	3,381,929
5.375%, 03/15/2017	1,685,000	1,851,198
The NASDAQ OMX Group Inc.,
4.000%, 01/15/2015	5,740,000	5,918,445
The Retail Property Trust,
7.875%, 03/15/2016 (Acquired 05/21/2013, Cost $1,177,384) *	1,000,000	1,159,526
The Royal Bank of Scotland Group PLC:
Series 2, 3.400%, 08/23/2013 f	1,000,000	1,003,300
4.875%, 08/25/2014 (Acquired 08/18/2009 through 01/27/2011, Cost $3,003,104) * @ f	3,000,000	3,104,340
2.550%, 09/18/2015 f	2,000,000	2,033,518
UBS AG,
3.875%, 01/15/2015 f	2,214,000	2,307,426
Union Bank, National Association:
3.000%, 06/06/2016	1,200,000	1,256,441
2.125%, 06/16/2017	3,150,000	3,146,702
UnionBanCal Corp.,
5.250%, 12/16/2013	1,121,000	1,143,846
UnitedHealth Group, Inc.,
4.750%, 02/10/2014	750,000	768,040
WEA Finance LLC,
7.500%, 06/02/2014 (Acquired 12/14/2011 through 05/17/2013, Cost $8,552,479) *	8,195,000	8,706,843
Wells Fargo & Company,
3.676%, 06/15/2016	150,000	160,263
Wells Fargo Bank NA,
Series AI, 4.750%, 02/09/2015	5,250,000	5,540,798
Westpac Banking Corporation:
3.000%, 08/04/2015 f	2,395,000	2,496,562
0.950%, 01/12/2016 f	3,000,000	2,989,248
2.000%, 08/14/2017 f	2,000,000	2,006,864
Willis North America, Inc.,
5.625%, 07/15/2015	6,650,000	7,135,916
		452,831,583	30.3%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC),
Series 5, Class B, 0.950%, 05/15/2019	12,461	12,553
Federal National Mortgage Association (FNMA):
5.500%, 07/01/2015	63,700	67,257
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	896,223	913,983
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	505,714	516,896
		1,510,689	0.1%
Non-U.S. Government Agency Issues
Banc of America Mortgage Securities Inc,
Series 2003-10, Class 3A1, 5.000%, 01/25/2019	1,580,865	1,643,786
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	233,162	241,038
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	1,058,042	1,086,625
Series 2003-3, Class A1, 5.500%, 05/25/2033	2,393,363	2,555,059
Series 2004-B, Class 2A2, 2.867%, 03/25/2034	2,851,175	2,818,999
Countrywide Alternative Loan Trust:
Series 2004-12CB, Class 1A1, 5.000%, 07/25/2019	2,434,602	2,534,063
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	460,788	455,274
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034	524,671	541,178
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	188,647	171,883
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,294,641	987,996
HSI Asset Securitization Corp Trust,
Series 2005-NC1, Class 2A3, 0.553%, 07/25/2035	2,767,313	2,749,132
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 5.263%, 07/25/2035	3,686,241	3,777,700
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	65,026	64,656
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	190,077	195,025
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	165,086	171,207
		19,993,621	1.3%
Asset Backed Securities
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3, 0.343%, 09/25/2036	9,857,089	9,463,407
Argent Securities Inc,
Series 2005-W2, Class A2B1, 0.393%, 10/25/2035	3,624,130	3,582,395
Bombardier Capital Mortgage Securitization,
Series 1998-A, Class A3, 6.230%, 04/15/2028	14,556	14,956
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.373%, 02/25/2036	8,014,228	7,739,965
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.343%, 10/25/2036	3,840,538	3,798,795
Countrywide Asset-Backed Certificates:
Series 2006-13, Class 1AF3, 5.253%, 01/25/2037 §	1,954,821	1,930,347
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,487,481	1,013,162
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.619%, 12/25/2035	329,496	308,211
Green Tree Financial Corporation:
Series 1996-3, Class A5, 7.350%, 05/15/2027	24,513	24,977
Series 1998-2, Class A5, 6.240%, 12/01/2028	28,642	29,537
Series 1997-5, Class A6, 6.820%, 05/15/2029	463,347	484,213
Series 1998-3, Class A5, 6.220%, 03/01/2030	355,074	385,637
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.363%, 08/25/2036	5,744,886	5,595,633
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV4, 0.323%, 08/25/2033	4,000,000	3,903,240
Master Credit Card Trust,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/24/2012, Cost $6,723,674) * f	6,725,000	6,674,986
Mastr Asset Backed Securities Trust,
Series 2006-AB1, Class A2, 0.423%, 02/25/2036	1,792,412	1,726,614
Morgan Stanley ABS Capital I Trust,
Series 2005-HE2, Class A3B, 0.413%, 01/25/2035	8,206,362	7,866,479
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.363%, 09/25/2036	14,374,771	13,936,413
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,983,368	1,069,569
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	144,016	140,925
Series 2003-RS11, Class AI7, 4.828%, 12/25/2033	720,583	727,697
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.453%, 12/25/2035	4,139,614	4,082,503
Specialty Underwriting & Residential Finance,
Series 2006-BC1, Class A2C, 0.393%, 12/25/2036	5,227,585	5,138,433
Springleaf Mortgage Loan Trust:
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $3,476,100) *	3,476,140	3,544,425
Series 2012-2, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $3,185,339) *	3,185,700	3,229,411
Wells Fargo Home Equity Trust,
Series 2005-2, Class AI1B, 0.483%, 08/25/2035	928,507	925,875
		87,337,805	5.8%
Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	10,000,000	10,658,290
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.392%, 07/15/2044	4,330,848	4,652,180
Commercial Mortgage Trust,
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	9,413,000	10,090,331
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	10,208,250	10,886,200
DBUBS 2011-LC3 Mortgage Trust,
Series 2011-LC3A, Class A2, 3.642%, 08/10/2044	6,075,000	6,414,240
GE Capital Commercial Mortgage Corporation,
Series 2004-C3, Class A4, 5.189%, 07/10/2039	6,382,873	6,598,723
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	9,197,171	9,288,462
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	9,999,000	10,654,034
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.378%, 11/14/2042	10,850,000	11,665,584
RBSCF Trust,
Series 2010-MB1, Class A1, 2.367%, 04/15/2024 (Acquired 04/09/2010, Cost $1,804,078) *	1,804,116	1,825,067
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,912,000	6,397,990
		89,131,101	6.0%
Total Long-Term Investments (Cost $1,451,524,736)		1,452,450,561	97.1%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.09% «	23,375,031	23,375,031
Total Short-Term Investments (Cost $23,375,031)		23,375,031	1.6%

	Principal
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM	Amount
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014 † **	$684,835	546,691
Total Commercial Paper (Cost $684,835)		546,691	0.0%
	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	55,163,666	55,163,666
Total Investment Companies (Cost $55,163,666)		55,163,666	3.7%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $55,848,501)		55,710,357	3.7%
Total Investments (Cost $1,530,748,268)		1,531,535,949	102.4%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		138,144
Total (Cost $0)		138,144	0.0%
Liabilities in Excess of Other Assets		(36,435,013)	(2.4)%
TOTAL NET ASSETS		$1,495,239,080	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

The accompanying notes are in integral part of these financial statements.

Baird Intermediate Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
2.375%, 07/31/2017	$11,475,000	$12,063,094
3.875%, 05/15/2018 @	9,700,000	10,867,026
9.125%, 05/15/2018	13,950,000	19,094,063
2.250%, 07/31/2018 @	104,150,000	108,478,682
1.250%, 04/30/2019 @	52,700,000	51,600,731
2.625%, 08/15/2020	31,850,000	33,283,250
7.875%, 02/15/2021	10,000,000	14,171,880
		249,558,726	25.2%
U.S. Government Agency Issues
Federal Home Loan Mortgage Corporation (FHLMC):
1.250%, 05/12/2017	5,050,000	5,057,055
1.000%, 06/29/2017 @	9,200,000	9,117,467
Series 1, 1.000%, 07/28/2017 @	5,500,000	5,422,736
2.375%, 01/13/2022	300,000	291,533
Federal National Mortgage Association (FNMA):
1.375%, 11/15/2016 @	6,700,000	6,792,098
0.875%, 08/28/2017	4,625,000	4,533,351
		31,214,240	3.1%

Taxable Municipal Bonds
Alaska Municipal Bond Bank Authority:
4.309%, 08/01/2018	1,000,000	1,082,260
4.459%, 08/01/2019	1,340,000	1,454,275
California Qualified School Construction Bonds,
5.955%, 03/01/2019	3,375,000	3,672,405
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,659,175
California State:
5.450%, 04/01/2015	900,000	966,951
5.500%, 03/01/2016	500,000	555,440
Central Valley Support Joint Power Agency,
5.326%, 09/01/2022	2,000,000	2,093,240
City of Atlantic City NJ,
2.130%, 12/15/2013	450,000	452,538
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	2,500,000	2,702,700
Dallas Independent School District,
4.950%, 02/15/2022 (Callable 02/15/2021)	1,965,000	2,237,938
Davie Florida Water & Sewer Revenue,
6.062%, 10/01/2025 (Callable 10/01/2020)	1,000,000	1,096,520
Government Development Bank for Puerto Rico,
4.704%, 05/01/2016	3,525,000	3,450,376
New Hampshire Housing Finance Authority,
2.600%, 01/01/2020	2,305,000	2,196,043
North Carolina Housing Finance Agency,
4.000%, 01/01/2030 (Callable 07/01/2021)	375,000	377,921
North East Independent School District Texas,
5.240%, 08/01/2027	2,100,000	2,412,039
State of Illinois,
3.636%, 02/01/2014	5,150,000	5,206,135
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	1,105,000	1,059,054
		33,675,010	3.4%

Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	454,000	462,303
KFW,
4.875%, 06/17/2019 f	3,250,000	3,768,375
Korea Development Bank,
3.875%, 05/04/2017 f	2,000,000	2,054,666
Korea Hydro & Nuclear Power Co., Ltd.,
6.250%, 06/17/2014 (Acquired 06/10/2009, Cost $989,350) * f	1,000,000	1,043,402
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	350,000	356,779
Petrobras International Finance Company,
3.875%, 01/27/2016 f	4,175,000	4,295,349
United Mexican States,
5.125%, 01/15/2020 f	2,650,000	2,912,350
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	1,495,000	1,598,433
		16,491,657	1.6%

Corporate Bonds
Industrials
Ameritech Capital Funding Debentures:
9.100%, 06/01/2016	590,400	668,093
6.450%, 01/15/2018	2,758,000	3,144,330
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,270,000	2,546,200
6.375%, 09/15/2017	2,000,000	2,299,960
6.950%, 06/15/2019 @	1,000,000	1,201,525
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,272,525) * f	1,200,000	1,272,036
9.375%, 04/08/2019 (Acquired 07/11/2012, Cost $2,591,811) * f	2,000,000	2,523,266
Apple, Inc.,
2.400%, 05/03/2023 @	2,000,000	1,854,928
BP Capital Markets PLC:
3.200%, 03/11/2016 @ f	375,000	394,024
4.750%, 03/10/2019 @ f	2,500,000	2,776,365
3.245%, 05/06/2022 f	1,000,000	970,465
British Telecommunications PLC,
5.950%, 01/15/2018 f	2,000,000	2,302,060
Bunge Limited Finance Corporation:
5.350%, 04/15/2014	1,557,000	1,605,054
5.100%, 07/15/2015	1,085,000	1,166,508
4.100%, 03/15/2016	2,505,000	2,644,957
3.200%, 06/15/2017	1,300,000	1,329,943
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	425,000	468,123
Comcast Cable Communications LLC,
8.875%, 05/01/2017	500,000	626,193
Comcast Corporation,
2.850%, 01/15/2023 @	1,425,000	1,352,878
Computer Sciences Corporation,
2.500%, 09/15/2015	4,500,000	4,587,925
Cox Communications, Inc.,
3.250%, 12/15/2022 (Acquired 11/26/2012, Cost $3,594,456) *	3,600,000	3,386,974
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,080,000
Daimler Finance North America LLC,
2.250%, 07/31/2019 (Acquired 07/25/2012, Cost $2,285,234) *	2,300,000	2,234,450
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 04/04/2011, Cost $2,197,778) * f	2,200,000	2,295,205
6.000%, 07/08/2019 f	1,300,000	1,527,780
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.,
3.500%, 03/01/2016	250,000	262,628
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	1,000,000	1,140,000
6.125%, 01/15/2017 @	875,000	914,375
7.625%, 06/15/2020 @	1,000,000	1,015,000
Ecolab Inc.,
1.450%, 12/08/2017	4,000,000	3,885,124
Express Scripts Holding Co:
2.650%, 02/15/2017	2,000,000	2,036,506
7.250%, 06/15/2019	1,000,000	1,234,128
Federal Express Corp. 1995 Pass Through Trust,
Class B2, 7.110%, 01/02/2014	234,934	241,636
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	221,890	252,620
FedEx Corporation,
7.375%, 01/15/2014	2,250,000	2,328,415
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	4,800,000	5,291,774
Fiserv, Inc.,
4.750%, 06/15/2021	1,630,000	1,699,180
Ford Motor Credit Company LLC,
2.500%, 01/15/2016 @	3,000,000	3,026,163
Freeport-McMoRan Copper & Gold Inc.:
2.375%, 03/15/2018 (Acquired 03/05/2013, Cost $2,015,036) * @	2,000,000	1,902,152
3.875%, 03/15/2023 (Acquired 02/28/2013, Cost $1,099,351) *	1,100,000	995,601
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 02/02/2010, Cost $3,454,501) *	3,456,000	3,577,202
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $1,393,028) * @	1,400,000	1,266,593
GTE Corporation:
6.840%, 04/15/2018	1,460,000	1,735,754
8.750%, 11/01/2021	2,150,000	2,826,259
Hanson PLC Notes,
6.125%, 08/15/2016 f	650,000	703,625
Hess Corporation,
8.125%, 02/15/2019	1,200,000	1,504,178
Hewlett-Packard Co.,
3.300%, 12/09/2016	3,500,000	3,633,168
Historic Time Warner Inc.,
6.875%, 06/15/2018	392,000	471,324
HP Enterprise Services, LLC,
Series B, 6.000%, 08/01/2013	375,000	376,497
Hyundai Capital Services Inc.,
6.000%, 05/05/2015 (Acquired 03/27/2013 through 05/30/2013, Cost $6,007,263) * f	5,549,000	5,958,882
Ingersoll-Rand Company Debentures,
6.391%, 11/15/2027 f	1,195,000	1,322,551
Ingersoll-Rand Global Holding Company, Ltd.,
2.875%, 01/15/2019 (Acquired 06/17/2013, Cost $2,995,500) * f	3,000,000	2,959,434
Ingredion Incorporated,
1.800%, 09/25/2017	1,275,000	1,250,317
Johnson Controls Inc.:
5.500%, 01/15/2016	1,625,000	1,785,366
4.250%, 03/01/2021	2,000,000	2,090,618
Kraft Foods Group, Inc.,
3.500%, 06/06/2022	2,000,000	1,980,556
Laboratory Corporation of America Holdings,
4.625%, 11/15/2020	400,000	417,141
Lafarge SA:
6.200%, 07/09/2015 (Acquired 07/06/2010, Cost $999,140) * f	1,000,000	1,065,000
6.500%, 07/15/2016 f	625,000	678,125
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 02/07/2013, Cost $4,052,772) * f	4,000,000	4,012,800
2.500%, 05/16/2018 (Acquired 05/29/2013, Cost $985,604) * f	1,000,000	963,711
Limited Brands, Inc.,
5.250%, 11/01/2014	180,000	186,750
Martin Marietta Materials, Inc.,
6.600%, 04/15/2018	75,000	84,552
Masco Corporation,
6.125%, 10/03/2016	2,000,000	2,160,000
Medco Health Solutions, Inc.:
2.750%, 09/15/2015	215,000	221,065
7.125%, 03/15/2018	1,850,000	2,228,682
Mylan Inc.,
6.000%, 11/15/2018 (Acquired 01/15/2013 through 02/12/2013, Cost $4,353,848) *	4,000,000	4,383,524
Nabors Industries, Inc.,
6.150%, 02/15/2018	825,000	920,297
PCCW-HKT Capital No. 2 Limited,
6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $696,731) * f	700,000	701,065
Pearson Dollar Finance PLC,
5.700%, 06/01/2014 (Acquired 09/28/2005 through 12/14/2007, Cost $923,524) * f	925,000	952,917
Petrohawk Energy Corporation,
7.250%, 08/15/2018	4,000,000	4,364,000
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	2,445,000	2,683,018
POSCO,
5.250%, 04/14/2021 (Acquired 04/08/2011 through 09/22/2011, Cost $2,978,026) * f	3,000,000	3,132,453
Rio Tinto Alcan, Inc.,
5.000%, 06/01/2015 f	450,000	481,392
Rio Tinto Finance (USA) Limited:
9.000%, 05/01/2019 f	2,800,000	3,637,458
3.500%, 11/02/2020 @ f	500,000	497,479
RPM United Kingdom G.P.,
6.700%, 11/01/2015 (Acquired 03/06/2013, Cost $3,692,099) * f	3,300,000	3,652,348
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $1,994,680) * f	2,000,000	1,901,878
Southwestern Bell Telephone, L.P.,
7.000%, 07/01/2015	125,000	138,741
Sprint Nextel Corporation,
6.000%, 12/01/2016 @	500,000	527,500
Sysco Corporation,
2.600%, 06/12/2022	150,000	141,387
TCI Communications, Inc.,
8.750%, 08/01/2015	3,498,000	4,045,199
Teck Resources Limited,
3.150%, 01/15/2017 f	1,000,000	1,019,714
Telecom Italia Capital, SA,
5.250%, 10/01/2015 @ f	2,425,000	2,545,581
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,150,000	3,458,615
6.221%, 07/03/2017 f	1,000,000	1,090,505
3.192%, 04/27/2018 f	1,000,000	968,608
Teva Pharmaceutical Finance IV, LLC,
2.250%, 03/18/2020	1,250,000	1,195,729
Time Warner Cable, Inc.,
5.850%, 05/01/2017	1,000,000	1,101,808
Time Warner, Inc.:
4.700%, 01/15/2021 @	1,325,000	1,417,859
4.750%, 03/29/2021	2,000,000	2,151,494
Toyota Motor Credit Corporation,
2.050%, 01/12/2017	2,375,000	2,402,289
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $3,297,789) * f	3,300,000	3,172,445
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	500,000	578,800
United AirLines, Inc. Pass Through Trust:
Series 91A2, 10.020%, 03/22/2014	119,786	60,492
Series 002C, 7.762%, 04/29/2049 § † **	48,704	1,461
Vale Overseas Limited:
6.250%, 01/23/2017 @ f	1,500,000	1,675,963
4.375%, 01/11/2022 @ f	2,425,000	2,303,350
Valero Energy Corporation,
4.750%, 04/01/2014	2,300,000	2,363,740
Verizon Communications, Inc.,
5.500%, 04/01/2017 @	750,000	844,435
Viacom Inc.,
6.250%, 04/30/2016	500,000	564,633
Vulcan Materials Co.,
7.000%, 06/15/2018	2,000,000	2,170,000
Waste Management, Inc.,
7.375%, 03/11/2019	4,000,000	4,824,452
Wesfarmers Limited,
1.874%, 03/20/2018 (Acquired 03/13/2013, Cost $3,900,000) * f	3,900,000	3,830,190
Xerox Corporation,
8.250%, 05/15/2014	3,000,000	3,187,374
Xstrata Canada Corporation,
6.000%, 10/15/2015 f	1,024,000	1,115,129
Xstrata Finance (Canada) Limited,
2.450%, 10/25/2017 (Acquired 10/18/2012, Cost $2,994,960) * @ f	3,000,000	2,909,343
Yara International ASA,
5.250%, 12/15/2014 (Acquired 01/15/2013 through 05/03/2013, Cost $1,722,060) * f	1,625,000	1,711,054
		198,770,413	20.1%

Utility
Ameren Corporation,
8.875%, 05/15/2014	4,500,000	4,796,527
Baltimore Gas & Electric Co. Senior Unsecured Notes,
6.125%, 07/01/2013	2,065,000	2,065,000
Centrais Eletricas Brasileiras SA,
5.750%, 10/27/2021 (Acquired 10/20/2011 through 10/25/2011, Cost $1,152,149) * f	1,150,000	1,112,625
Commonwealth Edison Company,
Series 104, 5.950%, 08/15/2016	375,000	426,921
DCP Midstream, LLC:
9.700%, 12/01/2013 (Acquired 04/03/2012 through 08/06/2012, Cost $1,823,336) *	1,765,000	1,827,287
9.750%, 03/15/2019 (Acquired 10/15/2012, Cost $2,057,155) *	1,600,000	2,063,409
Dominion Resources, Inc.,
Series 07-A, 6.000%, 11/30/2017	800,000	930,230
DTE Energy Company,
7.625%, 05/15/2014	1,411,000	1,494,675
El Paso Pipeline Partners Operating Co LLC,
4.100%, 11/15/2015	3,000,000	3,188,439
Energy Transfer Partners, L.P.:
8.500%, 04/15/2014	3,505,000	3,708,020
5.950%, 02/01/2015	1,336,000	1,431,337
9.700%, 03/15/2019	778,000	1,009,667
Enterprise Products Operating LLC,
Series O, 9.750%, 01/31/2014	3,824,000	4,017,326
Exelon Corporation,
4.900%, 06/15/2015	1,000,000	1,070,249
Kinder Morgan Finance,
5.700%, 01/05/2016 @ f	2,500,000	2,677,740
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $31,976) *	31,976	32,161
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	300,000	373,026
Maritimes & Northeast Pipeline, LLC,
7.500%, 05/31/2014 (Acquired 06/19/2013, Cost $2,908,597) *	2,773,320	2,905,153
National Grid PLC,
6.300%, 08/01/2016 f	3,925,000	4,439,564
National Rural Utilities Corporation,
10.375%, 11/01/2018	2,700,000	3,740,772
Nisource Finance Corp.,
4.450%, 12/01/2021	2,000,000	2,065,222
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,344,996
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	1,950,000	2,094,581
PSEG Power LLC:
5.320%, 09/15/2016 @	994,000	1,102,486
5.125%, 04/15/2020	220,000	241,852
Public Service Company of New Mexico,
7.950%, 05/15/2018	2,575,000	3,094,663
RGS (I&M) Funding Corporation Debentures,
Series F, 9.820%, 12/07/2022	547,819	690,052
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 02/17/2011, Cost $3,000,210) * @	3,000,000	2,970,000
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $999,110) * @	1,000,000	865,000
Sempra Energy,
2.000%, 03/15/2014	2,000,000	2,017,034
Spectra Energy Capital LLC,
5.668%, 08/15/2014	2,700,000	2,835,165
Sunoco, Inc.,
5.750%, 01/15/2017	1,175,000	1,271,776
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 01/19/2010 through 02/22/2013, Cost $3,713,207) *	3,673,000	3,814,954
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 f	150,000	208,729
Vectren Utility Holdings, Inc.,
5.250%, 08/01/2013	575,000	576,937
West Penn Power Company,
5.875%, 08/15/2016 (Acquired 10/25/2010, Cost $2,163,709) *	2,000,000	2,193,908
Williams Partners L.P.:
5.250%, 03/15/2020	1,000,000	1,074,703
4.125%, 11/15/2020	350,000	352,793
		73,124,979	7.4%

Finance
ABN AMRO Bank N.V.,
1.375%, 01/22/2016 (Acquired 01/17/2013, Cost $4,498,965) * @ f	4,500,000	4,461,750
AEGON N.V.,
4.625%, 12/01/2015 f	795,000	856,707
Ally Financial Inc.,
6.750%, 12/01/2014	200,000	210,500
American International Group, Inc.:
8.250%, 08/15/2018	1,000,000	1,240,143
4.875%, 06/01/2022 @	3,000,000	3,197,772
AmSouth Bancorp,
6.750%, 11/01/2025	630,000	669,741
ANZ National (Int' l) LTD,
3.125%, 08/10/2015 (Acquired 02/28/2012, Cost $2,266,610) * @ f	2,239,000	2,328,114
Associates Corporation of North America,
6.950%, 11/01/2018	1,200,000	1,421,161
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011, Cost $1,693,081) * f	1,700,000	1,783,470
Bank of America Corporation,
3.300%, 01/11/2023 @	3,350,000	3,166,243
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	1,035,000	1,198,930
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,500,000	2,168,750
Barclays Bank PLC:
Series 1, 5.000%, 09/22/2016 f	2,565,000	2,833,763
6.750%, 05/22/2019 f	2,000,000	2,382,494
BB&T Corporation,
6.850%, 04/30/2019 @	2,322,000	2,820,942
Berkshire Hathaway Finance Corporation,
1.600%, 05/15/2017	3,800,000	3,784,025
BNP Paribas SA,
3.250%, 03/11/2015 f	425,000	438,779
Capital One Financial Corporation:
7.375%, 05/23/2014	1,000,000	1,056,855
3.150%, 07/15/2016	2,596,000	2,696,317
Capital One, National Association,
0.723%, 03/22/2016	2,000,000	1,986,624
CDP Financial Inc.,
4.400%, 11/25/2019 (Acquired 11/20/2009, Cost $997,520) * f	1,000,000	1,100,273
Citigroup, Inc.:
6.010%, 01/15/2015	2,225,000	2,376,133
4.450%, 01/10/2017	1,800,000	1,927,422
6.125%, 11/21/2017	200,000	227,310
CNA Financial Corporation:
6.500%, 08/15/2016	2,000,000	2,265,748
5.750%, 08/15/2021	435,000	489,600
Comerica Bank,
5.200%, 08/22/2017	1,220,000	1,359,682
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012, Cost $4,284,982) * f	4,000,000	4,476,084
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,075,000	2,262,752
Credit Suisse New York,
5.300%, 08/13/2019 f	3,220,000	3,622,455
Deutsche Bank Aktiengesellschaft,
3.250%, 01/11/2016 f	4,250,000	4,450,188
Dresdner Bank AG,
7.250%, 09/15/2015 f	2,652,000	2,777,837
Fifth Third Bank,
4.750%, 02/01/2015	2,430,000	2,561,181
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	393,946	435,258
First Tennessee Bank, National Association,
5.650%, 04/01/2016	4,263,000	4,623,441
General Electric Capital Corporation:
6.000%, 08/07/2019	1,600,000	1,857,494
5.500%, 01/08/2020	2,300,000	2,593,218
5.550%, 05/04/2020	2,850,000	3,219,300
Genworth Financial, Inc.:
5.750%, 06/15/2014 @	1,150,000	1,196,411
4.950%, 10/01/2015	400,000	424,924
GMAC Inc.:
7.500%, 12/31/2013	80,000	82,000
8.000%, 12/31/2018	96,000	108,720
Great West Life & Annuity Insurance,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $1,792,736) *	1,800,000	1,845,000
Highmark Inc.,
6.800%, 08/15/2013 (Acquired 08/14/2003 through 05/23/2012, Cost $795,860) *	795,000	799,015
HSBC Finance Corporation,
6.676%, 01/15/2021	2,059,000	2,276,325
HSBC USA Inc.,
2.375%, 02/13/2015	1,000,000	1,021,881
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,382,406
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/16/2009 through 09/19/2011, Cost $3,095,877) * f	2,800,000	3,404,290
ING Bank N.V.:
3.000%, 09/01/2015 (Acquired 08/17/2010 through 09/14/2012, Cost $2,326,549) * f	2,300,000	2,365,090
5.000%, 06/09/2021 (Acquired 6/12/2013, Cost $2,192,852) * f	2,000,000	2,148,440
ING U.S., Inc.,
2.900%, 02/15/2018 (Acquired 02/06/2013, Cost $1,996,480) *	2,000,000	2,010,064
Invesco Finance PLC,
3.125%, 11/30/2022 f	4,225,000	3,941,118
Istar Financial, Inc.,
5.850%, 03/15/2017	75,000	76,500
J.P. Morgan Chase & Co.,
4.500%, 01/24/2022	3,000,000	3,141,366
Jefferies Group, Inc.,
6.875%, 04/15/2021	2,000,000	2,199,584
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 04/10/2013 through 04/11/2013, Cost $3,011,941) *	2,325,000	2,822,996
Kemper Corporation,
6.000%, 05/15/2017	450,000	488,592
Key Bank NA:
7.413%, 05/06/2015	2,000,000	2,207,972
7.413%, 05/06/2015	2,000,000	2,207,972
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 06/12/2009, Cost $2,608,878) * f	2,600,000	2,728,879
Korea Housing Finance Corporation,
1.625%, 09/15/2018 (Acquired 02/26/2013 through 04/18/2013, Cost $842,120) * f	850,000	781,976
Liberty Mutual Group Inc.:
5.750%, 03/15/2014 (Acquired 09/03/2009 through 10/15/2010, Cost $994,697) *	1,000,000	1,027,842
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $1,987,300) *	2,000,000	1,932,454
Lloyds TSB Bank PLC:
4.875%, 01/21/2016 f	225,000	242,492
5.800%, 01/13/2020 (Acquired 02/09/2010 through 03/16/2012, Cost $2,905,226) * f	2,900,000	3,263,118
M&I Marshall & Ilsley Bank:
4.850%, 06/16/2015	3,075,000	3,251,579
5.000%, 01/17/2017	1,000,000	1,068,653
Manulife Financial Corp.,
4.900%, 09/17/2020 f	1,775,000	1,913,413
Marsh & McLennan Companies, Inc.,
5.750%, 09/15/2015	1,197,000	1,314,269
MassMutual Global Funding II,
2.000%, 04/05/2017 (Acquired 03/29/2012, Cost $3,783,470) *	3,800,000	3,807,809
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $500,000) * @	500,000	427,500
Merey Sweeny, L.P.,
8.850%, 12/18/2019 (Acquired 06/11/2013, Cost $2,036,060) *	1,725,445	1,963,015
Merrill Lynch & Company:
5.700%, 05/02/2017	1,000,000	1,076,960
6.875%, 04/25/2018	1,000,000	1,150,923
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (Acquired 01/03/2013, Cost $1,299,337) *	1,300,000	1,220,725
Morgan Stanley:
4.750%, 04/01/2014	150,000	153,259
3.800%, 04/29/2016	125,000	130,008
6.625%, 04/01/2018	1,600,000	1,813,528
National Australia Bank Limited:
0.805%, 10/08/2015 (Acquired 02/19/2013, Cost $3,101,675) * f	3,100,000	3,098,639
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $1,720,239) * f	1,725,000	1,797,105
Nomura Holdings Inc.:
5.000%, 03/04/2015 f	2,500,000	2,639,753
2.000%, 09/13/2016 f	2,450,000	2,422,660
NYSE Euronext,
2.000%, 10/05/2017	175,000	174,058
PNC Bank, National Association,
2.950%, 01/30/2023	4,000,000	3,690,160
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 11/06/2012, Cost $1,857,722) *	1,800,000	1,857,456
Prudential Financial, Inc.:
3.875%, 01/14/2015	200,000	208,362
7.375%, 06/15/2019	850,000	1,038,663
Prudential Holdings LLC,
8.695%, 12/18/2023 (Acquired 03/26/2013, Cost $1,655,161) *	1,300,000	1,633,874
Regions Bank,
7.500%, 05/15/2018	1,825,000	2,128,693
Regions Financial Corporation,
5.750%, 06/15/2015	1,500,000	1,618,125
Royal Bank of Canada,
1.200%, 09/19/2018 f	2,800,000	2,731,848
Simon Property Group, L.P.,
5.750%, 12/01/2015	400,000	440,737
SLM Corporation:
5.000%, 10/01/2013	4,000,000	4,020,000
5.375%, 05/15/2014	450,000	459,000
Societe Generale SA:
2.750%, 10/12/2017 @ f	2,750,000	2,756,985
5.200%, 04/15/2021 (Acquired 01/28/2013, Cost $1,400,015) * @ f	1,250,000	1,319,713
Sovereign Bank,
8.750%, 05/30/2018	3,080,000	3,724,034
St. Paul Travelers, Inc.,
6.250%, 06/20/2016	2,000,000	2,286,018
SunTrust Bank:
3.600%, 04/15/2016	2,450,000	2,593,541
5.450%, 12/01/2017	500,000	556,574
7.250%, 03/15/2018	1,406,000	1,686,341
SUSA Partnership, L.P.,
8.200%, 06/01/2017	2,800,000	3,298,005
Svenska Handelsbanken AB:
3.125%, 07/12/2016 f	275,000	288,805
2.875%, 04/04/2017 @ f	1,500,000	1,548,480
Swedbank AB,
1.750%, 03/12/2018 (Acquired 03/05/2013, Cost $3,236,382) * @ f	3,250,000	3,157,700
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 08/12/2011, Cost $1,047,362) *	1,000,000	1,090,122
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $3,774,008) * @ f	3,800,000	3,697,810
The Bank of Nova Scotia:
0.673%, 03/15/2016 f	4,000,000	3,997,908
2.550%, 01/12/2017 f	150,000	154,382
The Bear Stearns Companies LLC:
6.400%, 10/02/2017	1,450,000	1,672,495
7.250%, 02/01/2018	2,025,000	2,411,251
The Charles Schwab Corporation,
6.375%, 09/01/2017	325,000	380,175
The Goldman Sachs Group, Inc.,
6.150%, 04/01/2018	3,900,000	4,394,676
The Hartford Financial Services Group, Inc.,
4.000%, 03/30/2015	1,000,000	1,045,586
The Navigators Group Inc.,
7.000%, 05/01/2016	2,320,000	2,512,293
The Royal Bank of Scotland Group PLC:
2.550%, 09/18/2015 f	200,000	203,352
5.625%, 08/24/2020 f	3,300,000	3,579,275
6.125%, 01/11/2021 f	1,150,000	1,276,775
UBS AG,
5.875%, 12/20/2017 f	2,000,000	2,300,504
Union Bank, National Association,
2.125%, 06/16/2017	1,800,000	1,798,115
UnionBanCal Corp.:
5.250%, 12/16/2013	750,000	765,285
3.500%, 06/18/2022	75,000	73,426
Wachovia Bank, NA,
6.000%, 11/15/2017	639,000	729,172
WEA Finance LLC,
7.500%, 06/02/2014 (Acquired 04/05/2012, Cost $522,447) *	500,000	531,229
Wells Fargo Bank NA,
Series AI, 4.750%, 02/09/2015	1,015,000	1,071,221
Westpac Banking Corporation:
3.000%, 08/04/2015 f	3,000,000	3,127,218
1.600%, 01/12/2018 @ f	1,250,000	1,227,263
Willis Group Holdings Limited,
5.750%, 03/15/2021 f	3,250,000	3,518,648
		244,481,034	24.7%
Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.000%, 06/01/2021	219,080	239,662
6.000%, 07/01/2028	14,496	16,084
Federal Home Loan Mortgage Corporation (FHLMC):
Series 74, Class F, 6.000%, 10/15/2020	2,118	2,296
Series 1395, Class G, 6.000%, 10/15/2022	16,307	17,719
Federal National Mortgage Association (FNMA):
Series 1989-2, Class D, 8.800%, 01/25/2019	9,044	10,115
Series 1990-108, Class G, 7.000%, 09/25/2020	8,304	9,250
Series G-29, Class O, 8.500%, 09/25/2021	872	997
Series 1991-137, Class H, 7.000%, 10/25/2021	55,262	62,149
Series 1993-32, Class H, 6.000%, 03/25/2023	29,718	32,272
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	976,417	998,007
Government National Mortgage Association (GNMA),
Series 1999-4, Class ZB, 6.000%, 02/20/2029	161,077	181,788
		1,570,339	0.2%

Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	164,952	167,878
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	524,216	538,377
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	643,991	667,931
Series 2005-6, Class 7A1, 5.500%, 07/25/2020	29,827	31,008
Series 2006-2, Class 7A1, 6.000%, 03/25/2021	389,921	404,480
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	484,212	500,744
Series 2006-4, Class 3CB4, 6.000%, 05/25/2046 §	654,130	569,589
Countrywide Alternative Loan Trust:
Series 2005-5R, Class A2, 4.750%, 12/25/2018	49,677	50,175
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	529,906	523,565
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (Acquired 09/26/2007 through 01/28/2009, Cost $428,642) *	437,362	432,086
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	751,091	731,239
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	27,924	27,605
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035	96,902	86,230
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-3, Class 3A27, 5.500%, 07/25/2035	51,857	52,641
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	1,262,914	1,277,507
Series 2006-A1, Class 2A1, 2.705%, 03/25/2036 §	788,814	600,032
Lehman Mortgage Trust,
Series 2006-4, Class 3A1, 5.000%, 08/25/2021	212,784	212,268
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	667,432	683,125
Series 2004-3, Class 1A1, 5.000%, 03/25/2019	159,078	164,512
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	147,843	154,891
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	9,754	9,698
Residential Accredit Loans, Inc.,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	62,621	63,419
Salomon Brothers Mortgage Securities VII,
Series 2003-UP2, Class A2, 4.000%, 06/25/2033	139,852	152,168
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	851,889	879,812
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	1,370,286	1,443,761
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	451,791	475,732
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	456,184	468,060
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	330,172	342,414
		11,710,947	1.2%

Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027	30,333	30,510
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH3, Class A3, 0.343%, 10/25/2036	3,085,824	3,052,284
Cityscape Home Equity Loan Trust,
Series 1997-C, Class A4, 7.000%, 07/25/2028 † **	3,923	–
Countrywide Asset-Backed Certificates:
Series 2006-S3, Class A2, 6.085%, 06/25/2021 §	764,016	671,464
Series 2004-12, Class AF6, 4.634%, 03/25/2035	51,312	52,773
Series 2005-1, Class AF6, 5.030%, 07/25/2035	2,466,763	2,535,199
Series 2006-13, Class 1AF3, 5.253%, 01/25/2037 §	293,811	290,132
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	1,368,483	932,109
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	7,874	8,343
Series 1999-1, Class A6F, 6.340%, 12/15/2028	962	962
Series 1999-2, Class A7F, 7.030%, 08/15/2030	538,268	551,512
Equivantage Home Equity Loan Trust,
Series 1996-3, Class A3, 7.700%, 09/25/2027	1,287	1,297
Green Tree Financial Corporation:
Series 1993-4, Class A5, 7.050%, 01/15/2019	18,110	18,921
Series 1998-2, Class A5, 6.240%, 12/01/2028	446,046	459,985
Series 1998-3, Class A5, 6.220%, 03/01/2030	648,602	704,430
Series 1998-4, Class A5, 6.180%, 04/01/2030	253,848	261,454
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029	9,031	9,046
Master Credit Card Trust,
Series 2012-2A, Class A, 0.780%, 04/21/2017 (Acquired 10/24/2012, Cost $5,998,817) * f	6,000,000	5,955,378
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	111,462	116,560
RAAC Series,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	67,151	67,380
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	19,782	19,358
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	249,979	244,840
Saxon Asset Securities Trust,
Series 2005-4, Class A1B, 0.573%, 11/25/2037	2,970,909	2,674,014
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.863%, 10/25/2035	4,959,898	4,819,940
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class A, 2.667%, 09/25/2057 (Acquired 04/11/2012, Cost $3,476,100) *	3,476,140	3,544,425
		27,022,316	2.7%
Commercial Mortgage Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	6,790,000	7,236,979
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.392%, 07/15/2044	5,600,000	6,015,497
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038	4,000,000	4,265,648
Federal National Mortgage Association (FNMA):
Series 2013-M1, Class ASQ2, 1.074%, 11/25/2016	3,375,000	3,371,240
Series 2012-M9, Class ASQ2, 1.513%, 12/25/2017	700,000	692,917
FHLMC Multifamily Structured Pass Through Certificates:
Series K-501, Class A2, 1.655%, 11/25/2016	300,000	304,337
Series K-702, Class A2, 3.154%, 02/25/2018	275,000	289,237
Series K-704, Class A2, 2.412%, 08/25/2018	300,000	305,154
Series K705, Class A2, 2.303%, 09/25/2018	3,000,000	3,034,467
Series K706, Class A2, 2.323%, 10/25/2018	3,375,000	3,416,594
Series K708, Class A2, 2.130%, 01/25/2019	8,300,000	8,293,194
Series K-004, Class A2, 4.186%, 08/25/2019	5,875,000	6,440,815
Series K-005, Class A2, 4.317%, 11/25/2019	4,975,000	5,448,356
Series K-006, Class A2, 4.251%, 01/25/2020	1,863,000	2,044,005
J.P. Morgan Chase Commercial Mortgage Securities Corp.,
Series 2003-CB7, Class A4, 4.879%, 01/12/2038	1,532,862	1,548,077
J.P. Morgan Chase Commercial Mortgage Trust,
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	5,000,000	5,327,550
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,000,000	5,411,021
		63,445,088	6.4%
Total Long-Term Investments (Cost $940,913,153)		951,064,749	96.0%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Short-Term Investments Trust - Liquid Assets Portfolio, 0.09% «	14,079,317	14,079,317
Total Short-Term Investments (Cost $14,079,317)		14,079,317	1.4%

	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014 † **	$1,730,476	1,381,406
Total Commercial Paper (Cost $1,730,476)		1,381,406	0.2%

	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	144,552,431	144,552,431
Total Investment Companies (Cost $144,552,431)		144,552,431	14.6%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $146,282,907)		145,933,837	14.8%
Total Investments (Cost $1,101,275,377)		1,111,077,903	112.2%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		349,070
Total (Cost $0)		349,070	0.0%
Liabilities in Excess of Other Assets		(120,843,542)	(12.2)%
TOTAL NET ASSETS		$990,583,431	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Baird Intermediate Municipal Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
Municipal Bonds
Alabama
Alabama State Public School & College Authority,
5.000%, 05/01/2019	$1,000,000	$1,160,650
Gulf Shores Alabama,
5.000%, 12/15/2018 (Callable 12/15/2017)	1,080,000	1,243,631
Montgomery Alabama Special Care Facility Revenue,
5.000%, 11/15/2015 (Pre-refunded to 11/15/2014)	1,540,000	1,637,759
		4,042,040	0.4%
Alaska
Alaska State Housing Finance Corporation,
5.000%, 06/01/2017 (Callable 06/01/2015)(Insured by NPFGC)	1,000,000	1,072,160	0.1%

Arizona
Gila County Arizona Unified School District Bonds,
5.250%, 07/01/2027 (Callable 07/01/2017)	1,000,000	1,079,800
Maricopa County Arizona University School District No. 48 Scottsdale,
4.000%, 07/01/2026 (Pre-refunded to 07/01/2016)	1,860,000	2,031,715
Phoenix Arizona Civic Corporation of Wastewater Systems Revenue,
5.000%, 07/01/2015 (Callable 07/01/2014)(Partially Pre-refunded)(Insured by NPFGC)	1,540,000	1,608,022
Pima County Arizona Industrial Development Authority:
7.500%, 07/01/2034 (Pre-refunded to 07/01/2014)	2,870,000	2,986,981
7.500%, 07/01/2034 (Pre-refunded to 07/01/2014)	3,465,000	3,712,886
		11,419,404	1.0%
California
Bakersfield California Certificates Participation,
0.000%, 04/15/2021 (ETM) ^	7,045,000	5,806,278
Coalinga California Regional Medical Center,
5.125%, 03/01/2032 (Pre-refunded to 03/01/2015)	2,435,000	2,600,629
Commerce Community Development Commission,
0.000%, 08/01/2021 (ETM) ^	1,130,000	753,868
Contra Costa County California Certificate Participation,
0.000%, 11/01/2014 (ETM) ^	3,000,000	2,987,700
Mount Diablo California Hospital District Revenue,
5.000%, 12/01/2013 (ETM)	420,000	428,190
Pittsburg California Redevelopment Agency Residential Mortgage Revenue,
9.600%, 06/01/2016 (ETM)	3,725,000	4,618,665
Port Oakland California Revenue,
5.000%, 11/01/2017 (Insured by NPFGC)	1,800,000	2,068,704
San Joaquin Hills California Transportation Corridor Agency Toll Road Revenue:
0.000%, 01/01/2020 (ETM) ^	6,865,000	5,986,348
0.000%, 01/01/2023 (ETM) ^	14,000,000	10,653,860
San Marcos California Public Facilities Authority Revenue,
0.000%, 09/01/2019 (ETM) ^	17,295,000	15,086,255
Woodside California Elementary School District Government School Bonds,
5.000%, 10/01/2023 (Pre-refunded to 10/01/2016)	1,130,000	1,280,132
		52,270,629	4.7%
Colorado
Colorado Springs Colorado Hospital Revenue Bonds,
5.000%, 12/15/2032 (Pre-refunded to 12/15/2018)	1,300,000	1,529,047
Colorado Springs Colorado Utilities Revenue Bonds,
5.875%, 11/15/2017 (ETM)	7,410,000	8,113,209
County of El Paso Colorado Mortgage Revenue Bonds,
0.000%, 09/01/2015 (ETM) ^	1,330,000	1,310,063
Dawson Ridge Metropolitan District No. 1 Colorado:
0.000%, 10/01/2022 (ETM) ^	16,410,000	12,438,452
0.000%, 10/01/2022 (ETM) ^	17,540,000	13,294,969
Denver Colorado Convention Center & Hotel Authority Revenue Bonds:
5.000%, 12/01/2021 (Pre-refunded to 12/01/2013)	1,000,000	1,019,210
5.000%, 12/01/2022 (Pre-refunded to 12/01/2013)	2,950,000	3,006,669
5.000%, 12/01/2023 (Pre-refunded to 12/01/2013)	1,500,000	1,528,815
Regional Transportation District Colorado Sales Tax Revenue,
5.000%, 11/01/2036 (Pre-refunded to 11/01/2016)	6,785,000	7,702,061
		49,942,495	4.5%
Florida
Brevard County Florida School Board,
5.000%, 07/01/2020 (Callable 07/01/2017)(Insured by AMBAC)	1,925,000	2,126,933
Broward County Florida School Board:
5.250%, 07/01/2022 (Callable 07/01/2021)	8,390,000	9,512,498
5.250%, 07/01/2023 (Callable 07/01/2021)	4,915,000	5,546,823
County of St. Lucie Florida,
6.000%, 10/01/2020 (ETM)	6,420,000	7,938,908
Dade County Florida Health Facility Authority Hospital Revenue,
5.750%, 05/01/2021 (ETM)	1,750,000	2,041,007
Escambia County Florida Housing Finance Authority Multifamily Housing Revenue,
0.000%, 10/15/2018 (ETM) ^	4,130,000	3,694,574
Florida State Board of Education,
5.000%, 06/01/2022 (Callable 06/01/2019)	13,800,000	15,539,076
Florida State Department of Management Services,
5.000%, 08/01/2018	2,500,000	2,886,525
Florida State Mid-Bay Bridge Authority Revenue:
6.875%, 10/01/2022 (ETM)	4,675,000	6,052,676
6.875%, 10/01/2022 (ETM)	3,175,000	4,110,641
Florida State Municipal Power Agency Revenue,
5.000%, 10/01/2017 (ETM)	1,590,000	1,842,842
Gulf Environmental Services Inc. Florida Revenue Bonds,
5.000%, 10/01/2018 (ETM)	1,500,000	1,639,995
Hillsborough County Florida School Board Master Lease Program,
5.500%, 07/01/2018 (Insured by NPFGC)	2,000,000	2,364,540
Hillsborough County Industrial Development Authority:
5.625%, 08/15/2029 (Pre-refunded to 08/15/2018)	2,285,000	2,745,039
8.000%, 08/15/2032 (Pre-refunded to 08/15/2019)	1,840,000	2,493,936
Miami Beach Florida Resort Tax Revenue,
6.250%, 10/01/2022 (ETM)	1,470,000	1,819,110
Miami Dade County Florida Entitlement Revenue Bonds,
5.000%, 08/01/2015 (Insured by NPFGC)	3,000,000	3,235,140
Miami-Dade County Florida,
4.500%, 10/01/2020	7,100,000	7,900,951
Miami-Dade County Florida School Board,
5.000%, 05/01/2016 (Insured by NPFGC)	3,000,000	3,308,040
Miami-Dade County Florida Water & Sewer Revenue,
5.250%, 10/01/2022	1,125,000	1,329,975
Orlando Florida Utilities Commission Water & Electric Revenue,
6.750%, 10/01/2017 (ETM)	1,005,000	1,133,278
Palm Beach County Florida Revenue,
5.000%, 11/01/2018 (Callable 11/01/2017)	1,000,000	1,152,010
Pinellas County Housing Finance Authority,
4.250%, 03/01/2027 (Callable 09/01/2019)	1,975,000	2,090,952
Sarasota County Florida School Board,
5.000%, 07/01/2015 (Insured by NPFGC)	1,000,000	1,086,060
Seminole County Florida Water & Sewage Revenue,
6.000%, 10/01/2019 (ETM)	5,200,000	6,038,864
Sunrise Florida Utility System Revenue,
5.500%, 10/01/2018 (ETM)	3,000,000	3,409,830
		103,040,223	9.3%
Georgia
Atlanta Georgia Water & Wastewater Revenue,
5.500%, 11/01/2017 (Insured by AGM)	8,445,000	9,801,267
Forsyth County Georgia Hospital Authority Revenue Anticipation Certificates,
6.375%, 10/01/2028 (Callable 02/04/2013)(ETM)	8,050,000	9,997,536
Fulton County Georgia Hospital Authority Revenue,
7.875%, 10/01/2013 (Callable 02/04/2013)(ETM)	245,000	249,555
Georgia Municipal Electric Authority Power Revenue:
6.500%, 01/01/2017 (Insured by AGM)	120,000	128,676
6.500%, 01/01/2017 (Insured by AGM)	7,350,000	8,099,186
Gwinnett County Georgia School District,
5.000%, 02/01/2026 (Pre-refunded to 02/01/2018)	7,400,000	8,577,192
Northwestern Gwinnett County Georgia Facilities Corporation I Certificate Participation,
5.750%, 06/15/2019 (Pre-refunded to 06/15/2014)	2,030,000	2,183,346
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM) ^	720,000	573,646
0.000%, 12/01/2021 (ETM) ^	3,510,000	2,796,522
State of Georgia,
5.000%, 07/01/2020 (Callable 07/01/2017)	12,570,000	14,165,384
		56,572,310	5.1%
Illinois
Chicago Illinois,
5.000%, 01/01/2017 (Callable 01/01/2016)(Insured by AGM)	2,360,000	2,556,045
Chicago Illinois Board of Education:
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by AGM)	4,345,000	4,870,354
5.000%, 12/01/2017 (Insured by AMBAC)	2,100,000	2,361,849
6.000%, 01/01/2020 (Insured by NPFGC)	1,745,000	1,931,453
Chicago Illinois Public Building Community Building Revenue:
7.000%, 01/01/2015 (ETM)	1,990,000	2,109,280
7.000%, 01/01/2020 (ETM)	1,555,000	1,953,018
Cook County Community High School District No. 233,
4.000%, 12/01/2026 (Callable 06/01/2022)	3,695,000	3,958,084
Cook County Illinois School District No. 097,
9.000%, 12/01/2015 (Insured by NPFGC)	2,605,000	3,050,273
Cook County Illinois School District No. 100,
8.100%, 12/01/2016 (ETM)	1,430,000	1,767,466
Cook County Illinois School District No. 159,
0.000%, 12/01/2022 (ETM) ^	2,000,000	1,472,500
Dupage County Illinois Stormwater Project,
5.600%, 01/01/2021	1,095,000	1,234,799
Illinois Development Financial Authority,
0.000%, 07/15/2023 (ETM) ^	16,860,000	12,164,490
Illinois Finance Authority,
0.000%, 07/15/2025 (ETM) ^	9,560,000	6,274,610
Illinois Finance Authority Revenue,
5.500%, 08/15/2043 (Pre-refunded to 08/15/2014)	2,330,000	2,463,882
Illinois Municipal Electric Agency Power Supply Revenue Bonds,
5.250%, 02/01/2016 (Insured by NPFGC)	1,000,000	1,098,730
Illinois State:
5.000%, 01/01/2019 (Insured by AGM)	1,000,000	1,110,240
4.000%, 09/01/2019 (Callable 09/01/2018)(Insured by AGM)	5,000,000	5,232,400
6.000%, 11/01/2026 (Insured by NPFGC)	3,000,000	3,376,620
Illinois State Toll Highway Authority Priority Revenue Bonds,
5.500%, 01/01/2016 (Insured by AGM)	2,100,000	2,316,342
Illinois State Toll Highway Authority Revenue Bonds:
5.000%, 01/01/2026 (Pre-refunded to 07/01/2016)	1,065,000	1,193,045
5.000%, 01/01/2031 (Pre-refunded to 07/01/2016)	2,055,000	2,302,073
Kane McHenry Cook & De Kalb Counties Illinois School District No. 300:
9.000%, 01/01/2015 (Insured by AMBAC)	1,000,000	1,117,730
7.000%, 01/01/2018 (Insured by AMBAC)	6,140,000	7,521,500
Kendall Kane & Will Counties Community Unit School District No. 308,
0.000%, 02/01/2021 ^	13,625,000	10,381,705
Lake County Illinois Community Consolidated School District:
0.000%, 12/01/2013 (Insured by NPFGC) ^	1,920,000	1,901,856
0.000%, 12/01/2014 (Insured by NPFGC) ^	1,875,000	1,808,888
Lake County Illinois Community High School District No. 124 Grant,
5.000%, 12/01/2017	1,050,000	1,200,486
McHenry & Kane Counties Illinois Community School District No. 158,
0.000%, 01/01/2016 (Insured by NPFGC) ^	1,970,000	1,815,099
Metropolitan Pier & Exposition Authority Illinois:
5.500%, 06/15/2016 (ETM)	1,805,000	2,036,582
5.500%, 12/15/2023 (ETM)	2,000,000	2,402,420
Regional Transportation Authority Illinois,
6.000%, 07/01/2022 (Insured by NPFGC)	4,705,000	5,735,818
Southern Illinois University Revenue:
5.250%, 04/01/2018 (Insured by NPFGC)	1,075,000	1,222,952
5.250%, 04/01/2019 (Insured by NPFGC)	1,390,000	1,591,703
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,159,802
Winnebago County Illinois School District No. 122 Harlam-Loves Park:
0.000%, 01/01/2018 (ETM) ^	155,000	143,645
0.000%, 01/01/2018 (Insured by AGM) ^	1,205,000	1,054,989
		110,892,728	10.1%
Indiana
Franklin Community Multi-School Building Corp,
5.000%, 07/15/2020	1,990,000	2,246,033
Hammond Indiana Multi-School Building Corporation Revenue Bonds:
6.000%, 01/15/2018 (ETM)	1,000,000	1,113,690
5.000%, 07/15/2018 (Insured by NPFGC)	1,330,000	1,493,697
Indiana State Office Building Commissions Facilities Revenue Bonds,
5.250%, 07/01/2017	1,115,000	1,255,735
Indiana Toll Road Commission,
9.000%, 01/01/2015 (ETM)	455,000	493,120
Indianapolis Local Public Improvement Bond Bank,
5.500%, 01/01/2019 (Insured by NPFGC)	1,155,000	1,348,636
Indianapolis Local Public Improvement Bond Waterworks Project,
5.500%, 07/01/2018 (Insured by NPFGC)	3,460,000	4,065,258
Perry Township Multi School Building Corporation,
5.000%, 07/10/2018 (Callable 07/10/2015)	1,000,000	1,074,130
Purdue University Indiana Revenue,
5.000%, 07/01/2015	1,650,000	1,795,101
South Bend Indiana Community School Building Corporation,
5.000%, 07/15/2017 (Insured by NPFGC)	1,000,000	1,132,280
		16,017,680	1.5%
Iowa
Des Moines Iowa Metropolitan Wastewater Reclamation Authority,
5.000%, 06/01/2015 (Callable 06/01/2014)(Insured by NPFGC)	1,010,000	1,052,299	0.1%

Kansas
Wyandotte County Kansas Revenue,
5.000%, 09/01/2019 (Callable 03/01/2019)(Insured by BHAC)	1,865,000	2,133,989	0.2%

Kentucky
Jefferson County Kentucky School District Financial School Building Revenue Bonds,
5.500%, 01/01/2018 (Insured by AGM)	3,340,000	3,880,646
Louisville & Jefferson County Metropolitan Government,
6.125%, 02/01/2037 (Pre-refunded to 02/01/2018)	12,940,000	15,673,834
		19,554,480	1.8%
Louisiana
Louisiana Public Facilities Authority Revenue:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	9,575,000	11,579,431
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	19,005,000	23,202,254
State of Louisiana:
5.000%, 11/15/2018	1,775,000	2,070,218
5.000%, 11/15/2020 (Callable 05/15/2020)	10,000,000	11,838,200
		48,690,103	4.4%
Maine
Maine Health & Higher Education Facilities Authority,
5.000%, 07/01/2035 (Pre-refunded to 07/01/2015)	4,340,000	4,722,571	0.4%

Maryland
City of Baltimore MD,
5.000%, 07/01/2024 (ETM)	1,195,000	1,429,029
State of Maryland:
5.000%, 03/15/2019 (Callable 03/15/2017)	1,135,000	1,299,041
5.000%, 08/01/2020 (Callable 08/01/2019)	10,000,000	11,758,800
		14,486,870	1.3%
Massachusetts
Massachusetts Department of Transportation,
5.000%, 01/01/2020 (ETM)	1,975,000	2,236,569
Massachusetts State:
5.000%, 08/01/2020 (Pre-refunded to 08/01/2016)	5,820,000	6,548,373
4.000%, 12/01/2022 (Callable 12/01/2019)	15,000,000	16,158,900
Massachusetts State Water Resources Authority:
5.250%, 12/01/2015 (ETM)	3,155,000	3,353,859
6.500%, 07/15/2019 (ETM)	3,295,000	3,774,258
		32,071,959	2.9%
Michigan
Detroit Michigan City School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,000,000	1,056,150
Detroit Michigan Sewer Disposal Revenue,
5.000%, 07/01/2030 (Pre-refunded to 07/01/2015)	2,185,000	2,377,608
Harper Creek Michigan Community School District,
5.000%, 05/01/2016 (Callable 05/01/2015)(Insured by AGM)	1,550,000	1,658,484
Jenison Michigan Public Schools,
5.250%, 05/01/2015 (Insured by NPFGC)	1,390,000	1,501,200
Lakeview Public School District,
5.000%, 05/01/2017 (Insured by NPFGC)	2,275,000	2,503,160
Livonia Michigan Public Schools School District:
5.000%, 05/01/2017 (Callable 05/01/2014)(Insured by NPFGC)	4,295,000	4,422,433
5.000%, 05/01/2022 (Callable 05/01/2014)(Insured by NPFGC)	3,000,000	3,077,190
Michigan Finance Authority,
5.000%, 01/01/2019	7,000,000	8,210,860
Michigan State Housing Development Authority,
4.750%, 06/01/2016	4,000,000	4,181,120
State of Michigan,
0.000%, 06/01/2022 (ETM) ^	2,000,000	1,511,160
		30,499,365	2.8%
Minnesota
Minnesota State Housing Finance Agency Homeownership Finance Bond:
4.250%, 07/01/2028 (Callable 01/01/2020)	970,000	1,025,329
4.500%, 07/01/2034 (Callable 07/01/2021)	1,860,000	1,999,927
University of Minnesota,
5.500%, 07/01/2021 (ETM)	8,455,000	9,974,702
Western Minnesota Municipal Power Agency,
6.375%, 01/01/2016 (ETM)	1,195,000	1,290,385
		14,290,343	1.3%
Mississippi
Mississippi Development Bank Special Obligations,
5.250%, 10/01/2030 (Pre-refunded to 10/01/2015)	1,110,000	1,224,885
Mississippi Housing Financial Corporation,
0.000%, 06/01/2015 (ETM) ^	1,500,000	1,481,505
		2,706,390	0.3%
Missouri
St. Charles County Missouri Francis Howell School District,
4.500%, 03/01/2018	1,000,000	1,139,390	0.1%

Nebraska
Nebraska Public Power District Revenue,
5.000%, 01/01/2015 (Insured by NPFGC)	1,640,000	1,747,699
Omaha Nebraska Public Electric Power District Revenue,
6.200%, 02/01/2017 (ETM)	7,410,000	8,193,089
		9,940,788	0.9%
Nevada
Las Vegas Clark County Nevada Library District,
5.000%, 01/01/2017	2,080,000	2,326,189	0.2%

New Hampshire
New Hampshire Housing Finance Authority Revenue Bonds,
5.250%, 07/01/2028 (Callable 01/01/2021)	4,510,000	4,851,993
State of New Hampshire,
5.000%, 07/01/2021 (Callable 07/01/2020)	1,000,000	1,185,590
		6,037,583	0.5%
New Jersey
County of Hudson NJ,
3.000%, 03/15/2021	1,140,000	1,132,214
New Jersey State Housing & Mortgage Finance Agency Bonds,
4.500%, 10/01/2029 (Callable 04/01/2021)	8,180,000	8,425,318
New Jersey State Transportation Trust Fund Authority:
5.500%, 12/15/2015 (Insured by AMBAC)	2,595,000	2,866,904
5.250%, 12/15/2020	5,000,000	5,914,400
New Jersey State Turnpike Authority:
6.500%, 01/01/2016 (ETM)	970,000	1,050,277
6.500%, 01/01/2016 (ETM)	80,000	86,621
5.500%, 01/01/2025	2,000,000	2,369,620
		21,845,354	2.0%
New Mexico
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 03/01/2020)	1,165,000	1,225,871
4.500%, 09/01/2028 (Callable 03/01/2020)	970,000	1,031,004
New Mexico State Hospital Equipment Loan Council Hospital Revenue,
5.250%, 07/01/2025 (Pre-refunded to 07/01/2015)	1,000,000	1,088,920
		3,345,795	0.3%
New York
Cattaraugus-Little Valley Central School District:
3.125%, 06/15/2016	1,520,000	1,580,724
3.125%, 06/15/2017	1,000,000	1,035,960
Churchville-Chili Central School District:
3.000%, 06/15/2017	1,045,000	1,099,957
3.000%, 06/15/2018	1,070,000	1,110,446
Long Island Power Authority and Electric System Revenue,
5.000%, 12/01/2017 (Callable 12/01/2016)(Insured by NPFGC)	2,000,000	2,220,620
Metropolitan Transit Authority New York,
6.000%, 04/01/2020 (ETM)	13,430,000	16,290,859
New York City, New York Transitional Financial Authority Building Aid Revenue Bonds,
5.000%, 01/15/2015 (Insured by AGM)	4,730,000	5,051,687
New York State Dormitory Authority and Personal Income Tax Revenue,
5.000%, 12/15/2017	2,000,000	2,316,120
New York State Thruway Authority,
5.000%, 03/15/2022 (Callable 03/15/2019)	4,040,000	4,621,800
New York State University Dormitory Authority Revenues,
5.250%, 05/15/2015	5,290,000	5,556,457
New York, New York:
5.000%, 03/01/2016 (Callable 03/01/2015)(Insured by FGIC-TCRS)	1,000,000	1,068,980
5.000%, 08/01/2017	5,000,000	5,730,250
5.250%, 08/15/2021 (Callable 08/15/2018)	1,125,000	1,287,810
Suffolk County Water Authority,
6.000%, 06/01/2017 (ETM)	4,715,000	5,313,145
Susquehanna Valley Central School District:
3.125%, 06/15/2017	1,155,000	1,194,316
3.125%, 06/15/2019	1,375,000	1,400,080
TSASC Inc. New York,
4.750%, 06/01/2022 (Callable 06/01/2016)	165,000	161,824
Westchester Tobacco Asset Securitization Corp. New York,
6.950%, 07/15/2039 (Pre-refunded to 07/15/2017)	13,075,000	16,168,545
		73,209,580	6.6%
North Carolina
North Carolina Eastern Municipal Power Agency,
5.000%, 01/01/2021 (ETM)	7,280,000	8,722,969
North Carolina Eastern Municipal Power Agency Power Systems Revenue:
5.000%, 01/01/2017 (ETM)	6,630,000	7,282,856
6.400%, 01/01/2021 (ETM)	5,750,000	6,795,695
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	7,665,000	8,869,555
6.000%, 01/01/2026 (Pre-refunded to 01/01/2022)	1,835,000	2,346,396
North Carolina Medical Care Community Hospital Revenue,
5.250%, 11/01/2029 (Pre-refunded to 11/01/2014)	6,495,000	6,917,110
		40,934,581	3.7%
Ohio
Akron Ohio Community Learning Center Income Tax Revenue,
5.250%, 12/01/2016 (Callable 12/01/2013)(Insured by NPFGC)	1,000,000	1,020,660
Cincinnati Ohio City School District,
5.000%, 12/01/2016 (Insured by AGM)	2,000,000	2,256,100
Cleveland Municipal School District:
4.000%, 12/01/2017	1,790,000	1,965,832
4.000%, 12/01/2018	1,865,000	2,052,358
4.000%, 12/01/2019	1,940,000	2,135,513
5.000%, 12/01/2020	2,015,000	2,352,331
Miamisburg Ohio Water Revenue,
7.000%, 11/15/2016 (Callable 02/04/2013)(ETM)	80,000	88,416
Ohio Housing Finance Agency,
5.000%, 11/01/2028 (Callable 05/01/2020)	2,275,000	2,431,383
State of Ohio,
5.500%, 02/01/2020	1,195,000	1,451,567
		15,754,160	1.4%
Pennsylvania
Central Dauphin Pennsylvania School District,
6.750%, 02/01/2024 (Pre-refunded to 02/01/2016)	1,275,000	1,468,163
Erie Pennsylvania Sewer Authority Revenue,
5.125%, 06/01/2020 (ETM)	1,380,000	1,593,665
Lampeter Strasburg School District,
4.000%, 06/01/2019	1,715,000	1,892,211
Pennsylvania Convention Center Authority Revenue Bonds,
6.000%, 09/01/2019 (ETM)	10,060,000	12,229,841
Pennsylvania Housing Finance Agency:
3.700%, 04/01/2018	2,130,000	2,204,955
3.750%, 10/01/2018	1,760,000	1,832,231
3.900%, 04/01/2019	1,025,000	1,063,427
3.900%, 10/01/2019 (Callable 04/01/2019)	1,675,000	1,744,060
Philadelphia Pennsylvania Authority For Industrial Development Revenue,
5.250%, 01/01/2027 (Pre-refunded to 01/01/2017)	1,790,000	2,040,009
Philadelphia Pennsylvania Gas Works,
7.000%, 05/15/2020 (ETM)	2,395,000	2,891,507
Pittsburgh Pennsylvania Water & Sewer Authority Revenue Bonds:
7.250%, 09/01/2014 (Callable 01/18/2013)(ETM)	600,000	625,782
5.000%, 09/01/2029 (Pre-refunded to 09/01/2015)	4,500,000	4,919,355
St. Mary Hospital Authority Pennsylvania Health Revenue,
5.375%, 11/15/2034 (Pre-refunded to 11/15/2014)	1,510,000	1,611,412
		36,116,618	3.3%
Puerto Rico
Commonwealth of Puerto Rico,
5.000%, 07/01/2021	6,000,000	5,752,800
Puerto Rico Electric Power Authority:
0.000%, 07/01/2017 (Pre-refunded to 07/01/2017) ^	5,010,000	4,451,435
0.000%, 07/01/2017 (Pre-refunded to 07/01/2017) ^	3,000,000	2,626,710
Puerto Rico Public Building Authority,
5.500%, 07/01/2022 (Pre-refunded to 07/01/2014)	1,625,000	1,709,516
Puerto Rico Public Finance Corp.,
6.000%, 08/01/2026 (ETM)	1,080,000	1,356,167
		15,896,628	1.4%
South Carolina
Piedmont Municipal Power Agency South Carolina Electric Revenue,
6.750%, 01/01/2020 (ETM)	6,375,000	8,210,617	0.7%

South Dakota
Heartland Consumers Power District,
7.000%, 01/01/2016 (ETM)	660,000	720,001	0.1%

Tennessee
Metropolitan Government Nashville & Davidson County Tennessee H&E,
0.000%, 06/01/2021 (ETM) ^	1,050,000	855,256
Shelby County Tennessee Health Educational & Housing Facilities Revenue,
5.500%, 08/15/2019 (ETM)	5,000,000	5,535,500
Tennessee Housing Development Agency,
4.500%, 07/01/2028 (Callable 01/01/2020)	4,300,000	4,591,755
		10,982,511	1.0%
Texas
Barbers Hill Independent School District,
5.000%, 02/15/2019 (PSF Guaranteed)	2,010,000	2,356,785
Barbers Hill Texas Independent School District General Obligation,
5.000%, 02/15/2017 (Callable 02/15/2015)(PSF Guaranteed)	2,125,000	2,265,569
Capital Area Housing Finance Corporation Texas,
0.000%, 01/01/2016 (ETM) ^	6,060,000	5,903,773
Central Texas Housing Finance Corporation,
0.000%, 09/01/2016 (ETM) ^	1,500,000	1,447,965
City of Houston TX Utility System Revenue,
5.500%, 12/01/2024 (ETM)	1,735,000	2,168,958
Conroe Independent School District:
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,000,000	1,191,480
5.000%, 02/15/2023 (Callable 02/15/2021)(PSF Guaranteed)	2,680,000	3,184,912
Cypress-Fairbanks Texas Independent School District,
5.000%, 02/15/2017 (Callable 02/15/2016)(PSF Guaranteed)	1,500,000	1,654,155
Dallas Texas Independent School District,
5.000%, 02/15/2020 (PSF Guaranteed)	2,410,000	2,864,164
Denton Independent School District,
5.000%, 08/15/2023 (Callable 08/15/2022)(PSF Guaranteed)	3,105,000	3,662,130
El Paso Texas Waterworks & Sewer Revenue,
5.000%, 08/15/2018	1,355,000	1,568,887
Frisco Texas Independent School District,
6.000%, 08/15/2018 (Callable 08/15/2016)(PSF Guaranteed)	1,625,000	1,854,824
Georgetown Independent School District,
4.000%, 02/15/2020 (PSF Guaranteed)	1,900,000	2,145,689
Georgetown Texas Independent School District,
5.000%, 02/15/2016 (Callable 02/15/2015)(PSF Guaranteed)	1,000,000	1,066,480
Harris County Texas:
5.000%, 10/01/2019	1,525,000	1,799,134
5.750%, 10/01/2020 (Pre-refunded to 10/01/2018)	140,000	169,740
5.750%, 10/01/2028 (Pre-refunded to 10/01/2018)	6,780,000	8,220,276
Harris County Texas Health Facilities Development Corporation Hospital Revenue,
5.500%, 10/01/2019 (ETM)	4,530,000	5,232,603
Houston Texas Sewer System Revenue,
9.375%, 10/01/2013 (Callable 04/01/2013)(ETM)	430,000	439,512
Houston Texas Utility System Revenue,
5.250%, 05/15/2015 (Callable 05/15/2014)(Insured by NPFGC)	3,000,000	3,122,790
Houston Texas Water & Sewer System Revenue Bonds:
0.000%, 12/01/2023 (ETM) ^	1,500,000	1,080,045
5.500%, 12/01/2029 (ETM)	16,050,000	20,033,129
Humble Texas Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	1,500,000	1,783,755
Killeen Independent School District,
4.000%, 02/15/2024 (Callable 02/15/2021)(PSF Guaranteed)	1,145,000	1,220,009
La Porte Independent School District/TX:
5.000%, 02/15/2018 (Pre-refunded to 02/15/2015)	1,230,000	1,320,036
5.000%, 02/15/2018 (Callable 02/15/2015)	85,000	90,183
Lamar Consolidated Independent School District,
5.000%, 02/15/2021 (PSF Guaranteed)	6,760,000	8,054,405
Lubbock Texas,
5.000%, 02/15/2021 (Callable 02/15/2018)(Insured by AGM)	3,425,000	3,830,965
Lubbock Texas Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,730,000	2,401,984
Lubbock Texas Independent School District,
4.000%, 02/15/2022 (Callable 02/15/2020)(PSF Guaranteed)	1,000,000	1,083,940
Lufkin Texas Independent School District,
5.000%, 08/15/2015 (Callable 08/15/2014)(PSF Guaranteed)	1,735,000	1,822,218
Magnolia Texas Independent School District,
5.000%, 08/15/2016 (PSF Guaranteed)	1,475,000	1,656,071
Mission Consolidation Independent School District,
5.000%, 02/15/2019 (Callable 02/15/2015)(PSF Guaranteed)	1,265,000	1,342,355
North Central Texas Health Facilities Revenue,
5.750%, 02/15/2015 (ETM)	1,125,000	1,207,642
Pasadena Independent School District,
5.000%, 02/15/2022 (Callable 02/15/2021)(PSF Guaranteed)	1,115,000	1,304,673
Retama Texas Development Corporation Special Facilites Revenue,
8.750%, 12/15/2018 (ETM)	2,035,000	2,733,412
Rockwall Texas Independent School District,
5.000%, 02/15/2015 (PSF Guaranteed)	1,295,000	1,387,178
San Antonio Texas Electric & Gas Revenue,
5.650%, 02/01/2019 (ETM)	11,665,000	13,738,454
San Antonio Texas Hotel Occupancy Tax Revenue Bonds,
0.000%, 08/15/2015 (ETM) ^	2,100,000	2,069,172
San Antonio Texas Independent School District,
5.000%, 08/15/2017 (Callable 08/15/2015)(PSF Guaranteed)	2,000,000	2,174,160
Spring Texas Independent School District,
5.000%, 08/15/2019 (Callable 08/15/2018)(PSF Guaranteed)	1,020,000	1,191,890
Tarrant County Texas Health Facilities Revenue,
6.000%, 09/01/2024 (ETM)	7,990,000	9,793,023
Tarrant County Texas Housing Finance Corporation Revenue Bonds,
0.000%, 09/15/2016 (ETM) ^	1,800,000	1,742,346
Temple Independent School District,
4.000%, 02/01/2022 (Callable 02/01/2021)(PSF Guaranteed)	1,120,000	1,226,389
Texas State:
5.000%, 10/01/2018	6,285,000	7,362,626
5.000%, 04/01/2020 (Callable 04/01/2016)	3,965,000	4,347,900
Tomball Hospital Authority,
5.000%, 07/01/2020 (Pre-refunded to 07/01/2015)	2,200,000	2,389,332
University of Texas Revenue Bonds,
5.000%, 08/15/2018 (Pre-refunded to 08/15/2016)	1,225,000	1,376,190
		152,083,308	13.8%
Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Callable 06/01/2021)	3,900,000	4,531,995
5.000%, 06/01/2023 (Callable 06/01/2021)	1,750,000	2,018,782
Salt Lake City Utah Hospital Revenue,
8.125%, 05/15/2015 (Callable 02/04/2013)(ETM)	160,000	176,066
		6,726,843	0.6%
Virginia
Bristol Virginia Utility Systems General Obligations,
5.500%, 11/01/2018 (ETM)	1,095,000	1,267,879
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)	1,500,000	1,803,255
Tobacco Settlement Financing Corporation Revenue,
5.625%, 06/01/2037 (Pre-refunded to 06/01/2015)	7,775,000	8,516,268
Virginia Public School Authority,
6.250%, 12/01/2028 (Callable 12/01/2018)	1,285,000	1,596,535
		13,183,937	1.2%
Washington
King County Washington,
5.000%, 12/01/2021	11,665,000	14,060,874
Snohomish County School District No. 201,
4.000%, 12/01/2021 (Callable 12/01/2020)	4,500,000	4,938,030
Snohomish County Washington Public Utilities Revenue,
6.800%, 01/01/2020 (Callable 02/04/2013)(ETM)	3,605,000	4,393,269
Thurston & Pierce Counties Washington Community Schools,
4.250%, 12/01/2021 (Callable 12/01/2020)	2,755,000	3,079,264
University of Washington,
5.000%, 07/01/2022	6,505,000	7,715,516
Walla Walla County School District No 250 College Place,
5.000%, 12/01/2019	1,290,000	1,496,490
Washington Health Care Facilities Authority:
6.125%, 11/15/2031 (Callable 05/15/2021)	270,000	347,738
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	3,865,000	5,012,635
Washington State:
5.000%, 07/01/2018 (Callable 07/01/2013)	1,500,000	1,504,500
5.000%, 01/01/2021	10,000,000	11,721,300
5.500%, 07/01/2023	5,000,000	6,070,300
		60,339,916	5.5%
West Virginia
Ohio County Board of Education,
5.250%, 06/01/2018 (ETM)	1,130,000	1,328,722	0.1%

Wisconsin
Ladysmith-Hawkins Wisconsin School District General Obligation,
5.200%, 04/01/2018 (Callable 04/01/2016)(Insured by NPFGC)	3,000,000	3,173,310
State of Wisconsin,
5.000%, 05/01/2022	10,000,000	11,726,900
Wisconsin State Health & Educational Facilities Revenue,
5.000%, 12/01/2019 (Callable 12/01/2014)(Insured by NPFGC)	3,320,000	3,431,486
		18,331,696	1.7%
Total Municipal Bonds (Cost $1,046,021,947)		1,073,932,255	97.3%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Fund
Goldman Sachs Financial Square Funds, 0.01% «	5,096,345	5,096,345
Total Short-Term Investments (Cost $5,096,345)		5,096,345	0.5%

Total Investments (Cost $1,051,118,292)		1,079,028,600	97.8%
Other Assets in Excess of Liabilities		24,233,880	2.2%
TOTAL NET ASSETS		$1,103,262,480	100.0%

Notes to Schedule of Investments
AGM - Assured Guaranty Municipal
AMBAC - Ambac Assurance Corporation. Ambac Assurance's plan of rehabilitation transferring certain troubled insurance policies and assets
(mostly relating to insurance coverage and credit default swaps on residential mortgage-backed securities) to a segregated account has obtained court approval but has not yet been implemented.
BHAC - Berkshire Hathaway Assurance Corp.
FGIC-TCRS - Financial Guaranty Insurance Company
NPFGC - National Public Finance Guarantee Corp.
PSF - Texas Permanent School Fund
ETM - Escrowed to Maturity
^ Non-Income Producing
« 7-Day Yield

The accompanying notes are in integral part of these financial statements.

Baird Aggregate Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$123,100,000	$120,532,257
5.250%, 11/15/2028	60,950,000	77,482,688
4.375%, 02/15/2038	62,000,000	72,598,156
		270,613,101	15.7%
Taxable Municipal Bonds
Atlanta Independent School System,
5.557%, 03/01/2026	5,000,000	5,505,650
California Qualified School Construction Bonds:
5.041%, 07/01/2020	2,500,000	2,715,275
7.155%, 03/01/2027	7,500,000	8,280,000
California School Finance Authority,
5.043%, 01/01/2021 (Callable 12/31/2015)	2,000,000	2,055,280
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	5,975,000	6,459,453
Cuyahoga County Ohio Industrial Development Revenue,
9.125%, 10/01/2023	1,000,000	948,030
Eaton Ohio Community City Schools,
5.390%, 08/25/2027 (Callable 06/01/2020)	2,580,000	2,692,153
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	4,975,000	5,129,275
New Hampshire Housing Finance Authority:
3.050%, 01/01/2021	1,380,000	1,323,006
3.750%, 07/01/2034 (Callable 07/01/2013)	3,965,000	3,961,035
San Dieguito California Public Facilities,
6.459%, 05/01/2027	6,500,000	7,217,925
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	5,000,000	5,302,500
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	2,650,000	2,742,564
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	6,495,000	6,224,938
West Contra Costa Unified School District,
6.250%, 08/01/2030	2,000,000	2,059,500
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	4,000,000	4,268,280
		66,884,864	3.9%
Other Government Related Securities
Corp Andina de Fomento,
4.375%, 06/15/2022 f	6,342,000	6,457,989
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	510,000	519,878
Nexen Inc.,
6.400%, 05/15/2037 f	3,000,000	3,260,655
PEMEX Project Funding Master Trust:
5.750%, 03/01/2018	2,800,000	3,066,000
6.625%, 06/15/2035	1,000,000	1,050,000
Petrobras Global Finance B.V.,
4.375%, 05/20/2023 f	2,000,000	1,834,684
Petrobras International Finance Company:
3.500%, 02/06/2017 @ f	5,000,000	4,977,735
5.750%, 01/20/2020 f	1,000,000	1,040,378
The Export-Import Bank of Korea,
4.000%, 01/11/2017 f	1,600,000	1,674,224
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	2,788,000	2,980,890
		26,862,433	1.6%

Corporate Bonds
Industrials
Acuity Brands Lighting Inc.,
6.000%, 12/15/2019	4,200,000	4,615,057
Ameritech Capital Funding Debentures:
9.100%, 06/01/2016	1,263,456	1,429,719
6.450%, 01/15/2018	2,989,000	3,407,687
Anadarko Petroleum Corporation,
6.375%, 09/15/2017	6,000,000	6,899,880
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 08/29/2012, Cost $4,240,460) * f	4,000,000	4,240,120
9.375%, 04/08/2019 (Acquired 04/02/2009, Cost $2,000,000) * f	2,000,000	2,523,266
Apple, Inc.,
2.400%, 05/03/2023 @	3,000,000	2,782,392
Bunge Limited Finance Corporation,
5.100%, 07/15/2015	1,289,000	1,385,834
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	3,800,000	4,185,567
Canadian Natural Resources Limited,
6.500%, 02/15/2037 f	1,100,000	1,262,416
CenturyLink Inc.,
Series R, 5.150%, 06/15/2017 @	3,000,000	3,157,500
Comcast Corporation:
4.250%, 01/15/2033	6,400,000	6,123,571
6.950%, 08/15/2037	1,000,000	1,258,728
Computer Sciences Corporation,
2.500%, 09/15/2015	5,250,000	5,352,580
ConAgra Foods, Inc.:
5.819%, 06/15/2017	1,687,000	1,897,500
4.950%, 08/15/2020 (Acquired 07/21/2010, Cost $1,996,800) *	2,000,000	2,148,826
9.750%, 03/01/2021	120,000	156,357
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	271,775	289,440
D.R. Horton, Inc.,
6.500%, 04/15/2016	1,000,000	1,080,000
Deutsche Telekom International Finance B.V.,
8.750%, 06/15/2030 f	460,000	638,145
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	2,500,000	2,850,000
6.125%, 01/15/2017 @	2,000,000	2,090,000
7.625%, 06/15/2020 @	1,000,000	1,015,000
Express Scripts Holding Co,
2.650%, 02/15/2017	3,000,000	3,054,759
Federal Express Corp. 1998 Pass Through Trust,
Series 981B, 6.845%, 01/15/2019	2,528,070	2,878,181
Fidelity National Information Services, Inc.,
7.875%, 07/15/2020	3,000,000	3,307,359
Fiserv, Inc.,
4.625%, 10/01/2020	2,000,000	2,072,962
Fomento Economico Mexicano SAB de CV,
4.375%, 05/10/2043 f	4,900,000	4,265,504
Ford Motor Credit Company LLC,
7.000%, 04/15/2015	1,300,000	1,409,344
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/20/2011, Cost $8,110,165) *	8,092,000	8,375,786
2.500%, 01/15/2019 (Acquired 05/22/2013, Cost $4,975,100) *	5,000,000	4,523,545
GTE Corporation:
6.840%, 04/15/2018	3,565,000	4,238,332
8.750%, 11/01/2021	100,000	131,454
Health Management Association,
6.125%, 04/15/2016	650,000	698,750
Holcim U.S. Finance,
6.000%, 12/30/2019 (Acquired 09/24/2009 through 06/26/2012, Cost $1,096,069) * f	1,105,000	1,233,810
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,350,295
Hyundai Capital Services Inc.:
6.000%, 05/05/2015 (Acquired 05/20/2013, Cost $2,165,428) * f	2,000,000	2,147,732
4.375%, 07/27/2016 (Acquired 04/23/2013, Cost $2,420,317) * f	2,250,000	2,385,094
3.500%, 09/13/2017 (Acquired 03/07/2012, Cost $1,807,554) * f	1,800,000	1,832,843
Johnson Controls Inc.,
6.000%, 01/15/2036	1,000,000	1,089,052
Lafarge SA,
7.125%, 07/15/2036 @ f	1,000,000	1,040,000
Martin Marietta Materials, Inc.,
6.250%, 05/01/2037	1,000,000	966,630
Masco Corporation,
6.125%, 10/03/2016	1,000,000	1,080,000
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011, Cost $5,443,790) * @ f	5,500,000	5,596,839
Murphy Oil Corporation,
4.000%, 06/01/2022	5,000,000	4,776,100
Mylan Inc.,
6.000%, 11/15/2018 (Acquired 02/01/2013 through 02/12/2013, Cost $6,695,791) *	6,158,000	6,748,435
Nabors Industries, Inc.:
6.150%, 02/15/2018	1,100,000	1,227,063
9.250%, 01/15/2019	3,608,000	4,476,543
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	7,045,000	7,053,384
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	1,300,000	1,877,612
Pactiv Corporation,
7.950%, 12/15/2025	320,000	284,800
Petrohawk Energy Corporation,
7.250%, 08/15/2018	6,908,000	7,536,628
Plum Creek Timberlands, L.P.,
5.875%, 11/15/2015	4,355,000	4,778,955
Questar Market Resources Inc.,
6.800%, 03/01/2020	1,000,000	1,105,000
Rio Tinto Alcan, Inc.,
5.750%, 06/01/2035 f	500,000	530,472
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	5,000,000	6,495,460
SK Telecom,
6.625%, 07/20/2027 (Acquired 07/13/2007, Cost $1,482,015) * f	1,500,000	1,765,822
Sprint Capital Corporation:
6.900%, 05/01/2019	2,800,000	2,912,000
8.750%, 03/15/2032	358,000	393,800
Talisman Energy Inc.,
7.750%, 06/01/2019 f	1,200,000	1,458,516
Telecom Italia Capital, SA:
7.175%, 06/18/2019 f	2,000,000	2,225,770
7.200%, 07/18/2036 f	5,519,000	5,435,244
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	2,050,000	2,250,845
6.221%, 07/03/2017 f	5,075,000	5,534,313
Time Warner, Inc.:
7.625%, 04/15/2031	1,100,000	1,386,608
7.700%, 05/01/2032	6,630,000	8,429,541
6.550%, 05/01/2037	1,000,000	1,001,437
6.750%, 06/15/2039	3,100,000	3,162,276
Tyco Electronics Group S.A.,
6.550%, 10/01/2017 f	7,000,000	8,103,200
U.S. Airways Pass Through Trust,
Series 981A, 6.850%, 01/30/2018	269,231	285,385
United AirLines, Inc. Pass Through Trust,
Series 002C, 7.762%, 04/29/2049 § **	53,574	1,607
Vale Overseas Limited:
8.250%, 01/17/2034 f	3,950,000	4,619,197
6.875%, 11/21/2036 f	1,550,000	1,569,357
6.875%, 11/10/2039 f	1,000,000	1,009,381
Volkswagen International Finance N.V.,
1.022%, 03/21/2014 (Acquired 08/13/2012, Cost $1,803,854) * f	1,800,000	1,804,790
Vulcan Materials Co.:
7.000%, 06/15/2018	2,000,000	2,170,000
7.150%, 11/30/2037 @	500,000	501,250
Westvaco Corporation,
9.750%, 06/15/2020	160,000	207,263
Woodside Finance Limited,
8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $3,598,884) * f	3,600,000	3,762,914
Xerox Corporation,
8.250%, 05/15/2014	5,220,000	5,546,031
Xstrata Finance Canada Ltd,
5.800%, 11/15/2016 (Acquired 12/06/2011, Cost $730,084) * f	690,000	752,690
Yara International ASA,
5.250%, 12/15/2014 (Acquired 10/02/2012 through 11/09/2012, Cost $6,632,737) * f	6,290,000	6,623,093
		238,270,638	13.9%

Utility
Ameren Corporation,
8.875%, 05/15/2014	6,900,000	7,354,676
Arizona Public Service Senior Unsecured Notes,
8.750%, 03/01/2019	850,000	1,104,595
Beaver Valley Funding Corporation Debentures,
9.000%, 06/01/2017	511,000	518,713
Constellation Energy Group Inc.,
4.550%, 06/15/2015	5,862,000	6,240,257
DCP Midstream, LLC,
9.750%, 03/15/2019 (Acquired 02/29/2012 through 10/15/2012, Cost $7,209,487) *	5,675,000	7,318,656
El Paso Pipeline Partners Operating Co LLC,
7.500%, 11/15/2040	4,500,000	5,624,896
Enel Finance International:
5.125%, 10/07/2019 (Acquired 09/30/2009, Cost $2,464,110) * @ f	2,475,000	2,570,367
6.800%, 09/15/2037 (Acquired 09/13/2007, Cost $1,894,965) * f	1,900,000	1,902,650
Energy Transfer Partners, L.P.,
9.700%, 03/15/2019	1,000,000	1,297,773
Exelon Generation Company, LLC,
6.200%, 10/01/2017	2,200,000	2,515,020
FPL Group Capital, Inc.,
Series D, 7.300%, 09/01/2067	2,500,000	2,762,500
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 06/27/2006, Cost $182,384) *	183,144	184,370
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019 @	1,000,000	1,277,466
6.950%, 01/15/2038	2,250,000	2,660,177
6.500%, 09/01/2039	1,000,000	1,118,713
Kinder Morgan Finance,
5.700%, 01/05/2016 @ f	900,000	963,986
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 12/23/2011, Cost $60,743) *	60,435	60,785
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	2,165,000	2,692,004
Korea Gas Corp.,
4.250%, 11/02/2020 (Acquired 10/26/2010, Cost $2,587,026) * @ f	2,600,000	2,636,163
Maritimes & Northeast Pipeline, LLC,
7.500%, 05/31/2014 (Acquired 06/18/2013, Cost $8,811,777) *	8,404,000	8,803,493
National Rural Utilities Corporation,
8.000%, 03/01/2032	2,300,000	3,187,299
ONEOK Partners, L.P.,
6.150%, 10/01/2016	3,401,000	3,877,320
PPL Energy Supply, LLC,
Series A, 5.700%, 10/15/2015	2,060,000	2,212,737
PSEG Power LLC:
5.320%, 09/15/2016 @	3,223,000	3,574,761
5.125%, 04/15/2020	4,005,000	4,402,805
RGS (I&M) Funding Corporation Debentures,
Series F, 9.820%, 12/07/2022	1,063,416	1,339,516
Rockies Express Pipeline LLC,
5.625%, 04/15/2020 (Acquired 03/17/2010, Cost $1,998,220) * @	2,000,000	1,730,000
Southern Natural Gas,
5.900%, 04/01/2017 (Acquired 03/14/2007, Cost $1,397,676) *	1,400,000	1,595,297
Spectra Energy Capital LLC,
5.668%, 08/15/2014	1,000,000	1,050,061
Williams Partners L.P.,
6.300%, 04/15/2040	3,100,000	3,249,625
		85,826,681	5.0%

Finance
Ally Financial Inc.,
6.750%, 12/01/2014	150,000	157,875
American General Finance Corporation,
6.900%, 12/15/2017	500,000	490,625
American International Group, Inc.:
5.600%, 10/18/2016	3,000,000	3,342,876
8.250%, 08/15/2018	2,000,000	2,480,286
8.175%, 05/15/2058	1,000,000	1,220,000
Ameriprise Financial, Inc.,
7.300%, 06/28/2019	2,000,000	2,487,524
AmSouth Bancorp,
6.750%, 11/01/2025	250,000	265,770
Associates Corporation of North America,
6.950%, 11/01/2018	5,225,000	6,187,973
BAC Capital Trust VI,
5.625%, 03/08/2035 ^	400,000	405,243
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	1,715,000	1,986,632
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,175,000	1,886,812
Barclays Bank PLC,
6.750%, 05/22/2019 f	4,000,000	4,764,988
BNP Paribas SA,
3.250%, 03/03/2023 @ f	4,000,000	3,677,008
Cie de Financement Foncier SA,
2.500%, 09/16/2015 (Acquired 08/13/2012 through 08/14/2012, Cost $1,532,860) * f	1,500,000	1,547,862
Citigroup, Inc.:
4.450%, 01/10/2017	1,000,000	1,070,790
6.125%, 11/21/2017	2,775,000	3,153,923
CNA Financial Corporation,
6.500%, 08/15/2016	5,000,000	5,664,370
Commonwealth Bank of Australia,
0.905%, 10/08/2015 (Acquired 01/09/2013, Cost $5,002,603) * f	5,000,000	4,989,990
Rabobank Nederland,
0.524%, 03/07/2016 (Acquired 05/21/2013, Cost $9,927,701) * f	10,000,000	9,937,350
Countrywide Financial Corporation,
6.250%, 05/15/2016	5,330,000	5,812,274
Credit Agricole S.A.,
6.637%, 05/29/2049 (Acquired 05/23/2007, Cost $1,000,000) * @ f	1,000,000	922,500
Credit Suisse New York,
5.300%, 08/13/2019 f	1,575,000	1,771,853
Dresdner Bank AG,
7.250%, 09/15/2015 @ f	2,410,000	2,524,354
First Empire Capital Trust I,
8.234%, 02/01/2027	3,135,000	3,112,578
First Empire Capital Trust II,
8.277%, 06/01/2027	1,575,000	1,590,750
First Hawaiian Capital Trust I,
Series B, 8.343%, 07/01/2027	3,749,000	3,814,608
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	464,293	512,982
First Tennessee Bank, National Association,
5.050%, 01/15/2015	5,045,000	5,268,988
FMR LLC,
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $1,997,480) *	2,000,000	1,930,140
General Electric Capital Corporation:
5.550%, 05/04/2020	6,200,000	7,003,390
4.650%, 10/17/2021	6,000,000	6,364,572
Genworth Financial, Inc.,
5.750%, 06/15/2014 @	1,416,000	1,473,146
GMAC Inc.:
7.500%, 12/31/2013	336,000	344,400
8.000%, 12/31/2018	403,000	456,397
Goldman Sachs Capital I,
6.345%, 02/15/2034 @	1,180,000	1,133,812
Great West Life & Annuity Insurance,
7.153%, 05/16/2046 (Acquired 05/16/2006 through 11/08/2007, Cost $2,783,656) *	2,800,000	2,870,000
Highmark Inc. Notes,
4.750%, 05/15/2021 (Acquired 05/03/2011, Cost $2,987,880) *	3,000,000	2,825,088
HSBC Holdings PLC,
6.500%, 09/15/2037 f	2,100,000	2,334,547
HSBC USA Capital Trust I,
7.808%, 12/15/2026 (Acquired 03/08/2007, Cost $405,410) *	400,000	406,500
HSBC USA Capital Trust III,
8.380%, 05/15/2027 (Acquired 11/06/2007, Cost $508,137) *	500,000	508,314
Humana Inc.,
7.200%, 06/15/2018	2,000,000	2,382,406
Hutchison Whampoa International Ltd.,
7.625%, 04/09/2019 (Acquired 10/22/2009 through 10/29/2009, Cost $6,195,057) * f	5,700,000	6,930,163
Industrial Bank of Korea,
3.750%, 09/29/2016 (Acquired 03/22/2011, Cost $496,855) * f	500,000	523,414
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011, Cost $3,648,029) * @ f	3,650,000	3,850,166
3.750%, 03/07/2017 (Acquired 03/28/2012, Cost $2,132,951) * f	2,150,000	2,250,276
J.P. Morgan Chase & Co.,
5.600%, 07/15/2041	4,600,000	4,950,308
J.P. Morgan Chase Bank NA,
5.875%, 06/13/2016	3,000,000	3,344,967
Jefferies Group, Inc.:
6.875%, 04/15/2021	4,000,000	4,399,168
6.250%, 01/15/2036	1,445,000	1,394,425
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010, Cost $7,583,382) *	6,800,000	8,256,506
Kaupthing Bank,
5.750%, 10/04/2011 (Acquired 06/06/2008 through 07/22/2008, Cost $969,046) * § f **	1,250,000	293,750
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 08/24/2009 through 03/10/2010, Cost $5,107,630) * f	5,000,000	5,247,845
Liberty Mutual Group Inc.:
4.250%, 06/15/2023 (Acquired 06/13/2013, Cost $2,980,950) *	3,000,000	2,898,681
10.750%, 06/15/2058 (Acquired 05/21/2008, Cost $2,445,125) *	2,500,000	3,812,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $361,720) *	565,000	592,560
Lincoln National Corporation,
6.050%, 04/20/2067	1,125,000	1,102,140
Lloyds TSB Bank PLC,
5.800%, 01/13/2020 (Acquired 02/10/2010, Cost $1,565,553) * f	1,600,000	1,800,341
Marsh & McLennan Companies, Inc.:
2.300%, 04/01/2017	2,500,000	2,494,378
9.250%, 04/15/2019	1,650,000	2,158,571
Massachusetts Mutual Life Insurance Company,
8.875%, 06/01/2039 (Acquired 05/27/2009, Cost $987,100) *	1,000,000	1,465,497
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $800,000) * @	800,000	684,000
Merrill Lynch & Company:
6.400%, 08/28/2017	1,000,000	1,129,164
6.875%, 04/25/2018	1,750,000	2,014,115
7.750%, 05/14/2038	1,275,000	1,458,452
Metlife, Inc.,
6.500%, 12/15/2032	522,000	634,341
Mizuho Corporate Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $3,495,170) * f	3,500,000	3,397,397
Morgan Stanley:
4.750%, 04/01/2014	1,075,000	1,098,360
4.000%, 07/24/2015	1,000,000	1,042,347
7.300%, 05/13/2019	3,000,000	3,484,842
National Australia Bank Limited,
0.805%, 10/08/2015 (Acquired 01/16/2013, Cost $10,010,439) * f	10,000,000	9,995,610
National City Bank,
5.800%, 06/07/2017	2,000,000	2,276,534
Nomura Holdings Inc.,
2.000%, 09/13/2016 f	7,000,000	6,921,887
Protective Life Corp.,
7.375%, 10/15/2019	2,950,000	3,574,232
Prudential Covered Trust 2012-1,
2.997%, 09/30/2015 (Acquired 12/19/2012, Cost $7,297,485) *	7,065,000	7,290,515
Regions Bank,
7.500%, 05/15/2018	5,000,000	5,832,035
Regions Financial Corporation:
7.750%, 11/10/2014	282,000	304,724
5.750%, 06/15/2015	2,000,000	2,157,500
Republic New York Capital I,
7.750%, 11/15/2026	1,000,000	1,015,000
Republic New York Corporation Debentures,
9.125%, 05/15/2021	700,000	886,972
Santander Issuances,
6.500%, 08/11/2019 (Acquired 10/18/2007 through 03/19/2012, Cost $1,866,787) * @ f	1,800,000	1,835,905
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 09/27/2010, Cost $1,100,000) * f	1,100,000	1,106,272
SLM Corporation:
5.375%, 05/15/2014	3,912,000	3,990,240
5.625%, 08/01/2033	500,000	415,000
Sovereign Bank,
8.750%, 05/30/2018	4,900,000	5,924,600
Sparebank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,703,000
SunTrust Bank,
7.250%, 03/15/2018	2,100,000	2,518,717
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,032,000	1,215,550
Svenska Handelsbanken AB,
0.722%, 03/21/2016 @ f	4,000,000	4,000,052
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $1,996,980) * f	2,000,000	1,987,780
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 03/23/2006, Cost $995,570) *	1,000,000	1,090,122
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $1,986,320) * @ f	2,000,000	1,946,216
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	3,300,000	3,836,072
The Bank of Nova Scotia,
0.673%, 03/15/2016 f	8,000,000	7,995,816
The Bear Stearns Companies LLC,
5.300%, 10/30/2015	2,550,000	2,783,906
The Goldman Sachs Group, Inc.:
6.250%, 09/01/2017	1,000,000	1,133,204
6.150%, 04/01/2018	6,100,000	6,873,724
7.500%, 02/15/2019	2,200,000	2,612,663
The Hartford Financial Services Group, Inc.:
4.000%, 10/15/2017 @	5,000,000	5,302,150
8.125%, 06/15/2038 @	2,200,000	2,425,500
The NASDAQ OMX Group Inc.,
4.000%, 01/15/2015	1,000,000	1,031,088
The Navigators Group Inc.,
7.000%, 05/01/2016	4,921,000	5,328,877
The Royal Bank of Scotland Group PLC,
6.125%, 01/11/2021 f	3,150,000	3,497,253
UBS AG,
5.750%, 04/25/2018 f	6,000,000	6,933,714
Wachovia Bank, NA,
6.000%, 11/15/2017	4,245,000	4,844,029
Westpac Banking Corporation,
1.600%, 01/12/2018 f	7,875,000	7,731,754
Willis North America, Inc.:
5.625%, 07/15/2015	750,000	804,803
7.000%, 09/29/2019	5,000,000	5,742,560
		323,655,746	18.8%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
6.500%, 07/01/2014	2,695	2,733
6.000%, 06/01/2020	278,109	290,317
5.500%, 11/01/2022	155,986	167,748
5.000%, 06/01/2023	157,306	167,852
5.500%, 07/01/2023	173,391	186,579
2.500%, 04/01/2028	6,682,292	6,724,232
6.500%, 06/01/2029	495,550	553,588
5.500%, 01/01/2036	1,166,319	1,260,220
6.000%, 12/01/2036	814,078	884,145
5.000%, 03/01/2038	8,277,073	8,839,546
5.500%, 05/01/2038	3,783,308	4,064,416
4.500%, 11/01/2039	5,354,836	5,638,000
4.500%, 11/01/2039	11,812,866	12,437,531
3.500%, 06/01/2042	10,421,497	10,570,677
3.500%, 07/01/2042	16,479,061	16,714,953
3.000%, 08/01/2042	36,791,432	35,916,515
3.000%, 10/01/2042	13,366,811	13,048,942
3.000%, 02/01/2043	7,395,394	7,219,528
Federal Home Loan Mortgage Corporation (FHLMC):
Series 206, Class E, 0.000%, 07/15/2019 ^	45,340	45,238
Series 141, Class D, 5.000%, 05/15/2021	29,461	31,199
Series 1074, Class I, 6.750%, 05/15/2021	29,480	32,223
Series 1081, Class K, 7.000%, 05/15/2021	165,046	184,569
Series 163, Class F, 6.000%, 07/15/2021	28,511	31,454
Series 188, Class H, 7.000%, 09/15/2021	60,934	67,690
Series 1286, Class A, 6.000%, 05/15/2022	22,496	24,443
4.500%, 09/01/2040	12,483,799	13,156,829
Federal National Mortgage Association (FNMA):
Series 1989-37, Class G, 8.000%, 07/25/2019	190,331	210,712
5.000%, 12/01/2019	630,266	672,872
Series 1989-94, Class G, 7.500%, 12/25/2019	50,474	55,855
Series 1990-58, Class J, 7.000%, 05/25/2020	7,773	8,630
Series 1990-76, Class G, 7.000%, 07/25/2020	56,883	63,194
Series 1990-105, Class J, 6.500%, 09/25/2020	31,717	34,468
Series 1990-108, Class G, 7.000%, 09/25/2020	10,728	11,951
Series 1991-1, Class G, 7.000%, 01/25/2021	17,879	20,007
Series 1991-86, Class Z, 6.500%, 07/25/2021	22,458	24,651
5.000%, 11/01/2021	5,340,837	5,703,907
5.500%, 01/01/2023	339,865	368,741
Series 1993-58, Class H, 5.500%, 04/25/2023	296,517	324,426
5.500%, 07/01/2023	610,069	661,934
5.000%, 11/01/2023	1,463,583	1,587,007
6.000%, 03/01/2026	593,643	647,562
6.000%, 05/01/2026	1,307,913	1,426,520
3.000%, 04/01/2027	16,365,963	16,853,976
2.500%, 12/01/2027	17,018,470	17,145,906
5.000%, 05/01/2028	1,042,050	1,120,808
Series 1998-66, Class C, 6.000%, 12/25/2028	188,527	206,584
4.500%, 08/01/2029	6,885,725	7,297,949
4.500%, 09/01/2029	7,319,962	7,758,404
6.000%, 03/01/2033	184,078	205,472
5.000%, 11/01/2033	194,350	210,250
5.500%, 04/01/2034	3,921,868	4,292,578
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	2,069,537	2,115,296
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	690,092	703,767
Series 2004-W10, Class A4, 5.750%, 08/25/2034	1,042,062	1,052,462
5.500%, 09/01/2034	760,169	833,454
6.000%, 11/01/2034	200,887	224,046
5.500%, 02/01/2035	2,704,165	2,964,864
5.000%, 10/01/2035	11,985,802	12,917,805
5.000%, 11/01/2035	5,113,136	5,505,246
5.500%, 11/01/2036	1,271,820	1,379,805
5.500%, 04/01/2037	6,004,126	6,579,786
6.000%, 08/01/2037	260,912	280,601
4.500%, 11/01/2039	968,759	1,024,734
4.000%, 08/01/2040	6,063,517	6,319,933
3.500%, 12/01/2040	2,728,847	2,773,881
3.500%, 02/01/2041	23,356,748	23,742,205
4.000%, 02/01/2041	29,386,111	30,724,775
4.000%, 09/01/2041	9,353,049	9,757,340
3.000%, 05/01/2042	10,801,532	10,568,571
Government National Mortgage Association (GNMA):
6.000%, 11/20/2033	154,284	178,842
5.000%, 07/20/2040	8,711,349	9,604,449
4.500%, 01/20/2041	25,427,202	27,407,757
4.000%, 06/20/2042	22,468,688	23,644,154
3.500%, 09/20/2042	13,734,537	14,119,742
		399,599,046	23.2%

Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2003-4, Class 2A1, 5.000%, 06/25/2018	177,406	183,399
Series 2003-5, Class 2A1, 5.000%, 07/25/2018	2,346,238	2,423,056
Series 2003-11, Class 4A1, 4.750%, 01/25/2019	325,322	331,093
Series 2004-6, Class 4A1, 5.000%, 07/25/2019	221,675	226,091
Series 2004-7, Class 4A1, 5.000%, 08/25/2019	4,670,971	4,802,959
Series 2004-11, Class 4A1, 5.500%, 12/25/2019	228,186	236,668
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	369,000	385,667
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,660,132	1,716,206
Series 2005-10, Class 5A1, 5.250%, 11/25/2020	964,970	988,776
Series 2007-1, Class 1A1, 5.955%, 04/25/2022	1,545,411	1,598,850
Series 2003-11, Class 2A1, 6.000%, 01/25/2034	847,626	885,033
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	296,091	282,014
Series 2005-9, Class 1CB3, 5.500%, 10/25/2035 §	544,389	493,873
Series 2005-11, Class 1CB4, 5.500%, 12/25/2035 §	316,560	278,302
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	1,183,894	967,813
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC2, Class 2A, 5.000%, 05/25/2034	1,631,061	1,640,604
Chase Mortgage Finance Corporation:
Series 2003-S13, Class A11, 5.500%, 11/25/2033	349,673	350,550
Series 2006-A1, Class 2A3, 4.626%, 09/25/2036 §	4,167,074	3,527,983
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	520,260	520,251
Countrywide Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	575,984	569,092
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	2,400,339	2,336,898
Series 2006-J5, Class 3A1, 5.814%, 07/25/2021 §	539,877	510,668
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	609,603	624,898
Series 2002-11, Class A4, 6.250%, 10/25/2032	81,610	83,375
Series 2003-20CB, Class 1A1, 5.500%, 10/25/2033	8,254,406	8,713,796
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	1,429,733	1,413,380
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,456,471	1,111,496
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021	876,590	769,791
First Horizon Alternative Mortgage Securities:
Series 2005-FA7, Class 2A1, 5.000%, 09/25/2020	350,179	359,030
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	579,822	592,812
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,742,397	1,566,237
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 2.705%, 03/25/2036 §	788,814	600,031
J.P. Morgan Mortgage Trust:
Series 2005-A4, Class 1A1, 5.263%, 07/25/2035	7,454,265	7,639,213
Series 2006-A7, Class 2A2, 2.867%, 01/25/2037 §	444,692	357,462
Series 2006-A7, Class 2A4R, 2.867%, 01/25/2037 §	1,899,923	1,527,042
Series 2007-A2, Class 2A3, 2.853%, 04/25/2037	4,883,104	3,980,433
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	934,405	956,374
Series 2004-2, Class 4A1, 5.000%, 02/25/2019	55,446	57,339
Series 2004-4, Class 4A1, 5.000%, 04/25/2019	733,998	755,135
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	462,602	492,036
Residential Accredit Loans, Inc.,
Series 2004-QS6, Class A1, 5.000%, 05/25/2019	364,676	369,322
Residential Funding Mortgage Security I,
Series 2003-S11, Class A2, 4.000%, 06/25/2018	50,845	51,322
Salomon Brothers Mortgage Securities VII,
Series 2003-UP2, Class A2, 4.000%, 06/25/2033	541,928	589,651
Structured Asset Securities Corporation,
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	812,649	838,521
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	856,644	884,723
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	1,657,059	1,722,929
Series 2004-CB3, Class 3A, 5.500%, 10/25/2019	85,941	90,550
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	516,453	543,820
Series 2004-CB4, Class 21A, 5.500%, 12/25/2019	340,237	349,095
		62,295,659	3.6%
Asset Backed Securities
Amresco Residential Securities Mortgage Loan Trust,
Series 1997-3, Class A9, 6.960%, 03/25/2027	72	72
Bayview Financial Acquisition Trust:
Series 2006-A, Class 1A2, 5.483%, 02/28/2041	698,804	715,525
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	2,500,000	2,082,410
Contimortgage Home Equity Trust,
Series 1997-2, Class A9, 7.090%, 04/15/2028	65	65
Countrywide Asset-Backed Certificates:
Series 2004-13, Class AF4, 4.583%, 01/25/2033	3,348,375	3,447,771
Series 2004-S1, Class A3, 5.115%, 02/25/2035	1,858,035	1,899,207
Series 2004-15, Class AF6, 4.613%, 04/25/2035	3,547,546	3,433,553
Series 2005-1, Class AF6, 5.030%, 07/25/2035	5,944,899	6,109,829
Series 2005-11, Class AF3, 4.778%, 02/25/2036	9,045,151	8,366,810
Series 2005-10, Class AF6, 4.915%, 02/25/2036	3,419,583	3,320,908
Series 2005-13, Class AF3, 5.195%, 04/25/2036	3,946,367	3,427,289
Series 2005-17, Class 1AF5, 5.279%, 05/25/2036 §	1,395,599	1,382,410
Series 2005-17, Class 1AF2, 5.363%, 05/25/2036 §	604,533	611,994
Series 2007-S1, Class A6, 5.693%, 11/25/2036	1,220,366	1,156,752
Series 2006-10, Class 1AF3, 5.318%, 09/25/2046	1,500,000	940,138
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.619%, 12/25/2035	351,463	328,759
Deutsche Mortgage Securities Inc.,
Series 2004-4, Class 1A6, 5.650%, 04/25/2034	101,128	100,927
Equivantage Home Equity Loan Trust,
Series 1996-3, Class A3, 7.700%, 09/25/2027	10,520	10,603
GE Capital Mortgage Services, Inc.:
Series 1997-HE4, Class A7, 6.735%, 12/25/2028	273	272
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	6,430	6,309
Green Tree Financial Corporation:
Series 1993-3, Class A7, 6.400%, 10/15/2018	143,397	148,059
Series 1993-4, Class A5, 7.050%, 01/15/2019	96,819	101,158
Series 1997-1, Class A5, 6.860%, 03/15/2028	14,969	15,467
Series 1998-2, Class A5, 6.240%, 12/01/2028	998,938	1,030,154
Series 1997-6, Class A8, 7.070%, 01/15/2029	23,339	24,553
Series 1998-3, Class A5, 6.220%, 03/01/2030	907,806	985,944
Series 1998-4, Class A5, 6.180%, 04/01/2030	571,793	588,926
IMC Home Equity Loan Trust,
Series 1997-5, Class A10, 6.880%, 11/20/2028	15,868	15,857
Impac CMB Trust,
Series 2004-4, Class 2A2, 4.757%, 09/25/2034	198,662	199,577
J.P. Morgan Mortgage Acquisition Trust,
Series 2007-CH1, Class AV4, 0.323%, 08/25/2033	4,149,000	4,048,636
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.363%, 09/25/2036	14,374,771	13,936,412
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	55,731	58,280
PEMEX Finance Ltd.,
Series 1999-2, 10.610%, 08/15/2017 f	3,000,000	3,544,825
RAAC Series,
Series 2004-SP1, Class AI4, 5.285%, 08/25/2027	211,525	212,246
Renaissance Home Equity Loan Trust,
Series 2007-1, Class AF3, 5.612%, 04/25/2037	2,942,438	1,640,930
Residential Asset Mortgage Products, Inc.:
Series 2003-RS7, Class AI6, 5.340%, 08/25/2033	1,043,718	1,021,317
Series 2005-RS1, Class AI6, 4.713%, 01/25/2035	357,113	349,772
Residential Asset Securities Corporation:
Series 2003-KS2, Class AI6, 3.990%, 04/25/2033	1,110,028	1,109,470
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	74,416	70,734
Series 2004-KS2, Class AI6, 4.300%, 03/25/2034	142,104	143,760
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.863%, 10/25/2035	5,865,576	5,700,061
		72,287,741	4.2%

Commercial Mortgage-Backed Securities
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A, 4.871%, 09/11/2042	12,339,000	13,151,264
Commercial Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	11,448,000	12,271,764
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	8,754,000	8,572,556
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	14,375,000	13,744,958
Credit Suisse First Boston Mortgage Securities Corporation,
Series 2005-C5, Class A4, 5.100%, 08/15/2038 @	10,149,000	10,823,015
GE Capital Commercial Mortgage Corporation,
Series 2005-C4, Class A4, 5.471%, 11/10/2045	10,925,000	11,815,661
GS Mortgage Securities Corp II,
Series 2012-GCJ9, Class A3, 2.773%, 11/10/2045 @	1,300,000	1,201,868
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	11,455,000	12,205,417
Series 2013-LC11, Class A5, 2.960%, 04/17/2046	7,000,000	6,520,941
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/17/2045	16,000,000	14,902,864
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	10,000,000	10,822,040
WF-RBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	12,200,000	12,058,626
		128,090,974	7.4%
Total Long-Term Investments (Cost $1,666,904,145)		1,674,386,883	97.3%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.04% «	4,455,038	4,455,038
Short-Term Investments Trust - Liquid Assets Portfolio, 0.09% «	33,000,000	33,000,000
Total Short-Term Investments (Cost $37,455,038)		37,455,038	2.2%

	Principal
	Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014 † **	$2,375,896	1,896,633
Total Commercial Paper (Cost $2,375,896)		1,896,633	0.1%

	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	83,382,247	83,382,247
Total Investment Companies (Cost $83,382,247)		83,382,247	4.9%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $85,758,143)		85,278,880	5.0%
Total Investments (Cost $1,790,117,326)		1,797,120,801	104.5%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		479,263
Total (Cost $0)		479,263	0.0%
Liabilities in Excess of Other Assets		(76,746,923)	(4.5)%
TOTAL NET ASSETS		$1,720,853,141	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

The accompanying notes are in integral part of these financial statements.

Baird Core Plus Bond Fund
Schedule of Investments
June 30, 2013 (Unaudited)

	Principal	Market	% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.250%, 04/30/2019 @	$63,600,000	$62,273,367
5.250%, 11/15/2028	56,975,000	72,429,469
4.375%, 02/15/2038	93,000,000	108,897,234
		243,600,070	8.6%
Taxable Municipal Bonds
Bellevue California Union School District,
5.000%, 08/01/2028	625,000	614,600
California Qualified School Bond Joint Powers Authority,
6.739%, 09/01/2026	2,415,000	2,598,806
California Qualified School Construction Bonds:
5.041%, 07/01/2020	1,500,000	1,629,165
7.155%, 03/01/2027	1,700,000	1,876,800
California State,
5.500%, 03/01/2016	2,000,000	2,221,760
Central Valley Support Joint Powers Agency,
5.676%, 09/01/2024	1,500,000	1,567,320
Colton Joint Unified School District,
6.008%, 08/01/2026	1,250,000	1,386,387
Contra Costa County California Pension Obligation,
5.140%, 06/01/2017	1,300,000	1,405,404
Davie Florida Water & Sewer Revenue,
6.599%, 10/01/2030 (Callable 10/01/2020)	1,000,000	1,124,820
Elgin Ohio LOC School District,
5.499%, 08/31/2027 (Callable 12/01/2019)	1,000,000	1,031,010
Illinois State:
4.026%, 03/01/2014	2,000,000	2,035,220
4.421%, 01/01/2015	1,600,000	1,665,904
4.961%, 03/01/2016	2,000,000	2,139,760
5.163%, 02/01/2018	3,000,000	3,204,960
New Hampshire Housing Finance Authority:
3.100%, 07/01/2021	2,310,000	2,209,423
3.750%, 07/01/2034 (Callable 07/01/2013)	9,875,000	9,865,125
North East Independent School District Texas,
5.240%, 08/01/2027	3,000,000	3,445,770
Port of Oakland,
5.000%, 11/01/2020	2,900,000	3,085,136
San Dieguito California Public Facilities,
6.459%, 05/01/2027	1,865,000	2,070,989
State Public School Building Authorities Revenue,
5.000%, 09/15/2027	2,000,000	2,121,000
Three Rivers Ohio LOC School District,
5.209%, 09/15/2027 (Callable 12/01/2020)	1,350,000	1,397,156
Tobacco Settlement Authority Iowa,
6.500%, 06/01/2023 (Callable 06/01/2015)	3,190,000	3,057,360
West Contra Costa Unified School District,
6.250%, 08/01/2030	4,320,000	4,448,520
Westlake Ohio City School District,
5.227%, 12/01/2026 (Callable 12/01/2020)	1,160,000	1,237,801
		57,440,196	2.0%

Other Government Related Securities
CNOOC Finance 2013 Ltd,
3.000%, 05/09/2023 f	1,000,000	903,357
Corp Andina de Fomento,
4.375%, 06/15/2022 f	3,956,000	4,028,351
Eksportfinans ASA,
2.000%, 09/15/2015 f	10,000,000	9,600,000
Export-Import Bank of Korea Notes:
5.875%, 01/14/2015 f	3,500,000	3,723,548
4.000%, 01/29/2021 @ f	1,000,000	991,708
National Bank of Hungary Yankee Debentures,
8.875%, 11/01/2013 f	300,000	305,810
Petrobras Global Finance B.V.,
3.000%, 01/15/2019 f	3,000,000	2,786,658
Petrobras International Finance Company:
3.875%, 01/27/2016 f	5,800,000	5,967,191
7.875%, 03/15/2019 f	5,000,000	5,781,815
5.375%, 01/27/2021 f	3,200,000	3,215,021
Petroleos Mexicanos:
4.875%, 03/15/2015 f	4,809,000	5,055,461
4.875%, 01/24/2022 f	2,500,000	2,550,000
6.500%, 06/02/2041 f	4,000,000	4,130,000
The Korea Development Bank,
3.000%, 09/14/2022 @ f	4,400,000	4,023,127
Westdeutsche Landesbank Subordinated Notes,
4.796%, 07/15/2015 f	1,885,000	2,015,416
		55,077,463	2.0%

Corporate Bonds
Industrials
AbbVie Inc.,
1.750%, 11/06/2017 (Acquired 11/05/2012, Cost $2,444,879) *	2,450,000	2,400,307
Acuity Brands Lighting Inc.,
6.000%, 12/15/2019	700,000	769,176
Ameritech Capital Funding Corporation,
6.450%, 01/15/2018	3,000,000	3,420,228
Anadarko Petroleum Corporation:
5.950%, 09/15/2016	2,225,000	2,495,725
6.375%, 09/15/2017	968,000	1,113,180
8.700%, 03/15/2019	3,700,000	4,762,910
Anglo American Capital PLC:
9.375%, 04/08/2014 (Acquired 09/05/2012, Cost $1,908,787) * f	1,800,000	1,908,054
9.375%, 04/08/2019 (Acquired 09/20/2011 through 07/11/2012, Cost $7,002,240) * f	5,500,000	6,938,982
ArcelorMittal:
5.000%, 02/25/2017 @ f	5,000,000	5,062,500
6.750%, 02/25/2022 @ f	2,000,000	2,050,000
AT&T Inc.,
5.550%, 08/15/2041	1,000,000	1,041,205
Atlas Air, Inc. Pass Through Trust,
Series 00-1, 8.707%, 01/02/2019	235,111	249,806
Avon Products, Inc.,
4.600%, 03/15/2020	2,000,000	2,022,110
Beam, Inc.,
3.250%, 05/15/2022	2,000,000	1,926,822
Bemis Company, Inc.,
4.500%, 10/15/2021	1,000,000	1,025,873
BP Capital Markets,
1.375%, 11/06/2017 f	3,000,000	2,920,830
BP Capital Markets PLC,
4.750%, 03/10/2019 f	1,500,000	1,665,819
Browning-Ferris Industries Inc.,
9.250%, 05/01/2021	1,500,000	1,847,432
Bunge Limited Finance Corporation:
5.100%, 07/15/2015	2,527,000	2,716,836
8.500%, 06/15/2019	7,940,000	9,799,564
Bunge N.A. Finance L.P.,
5.900%, 04/01/2017	2,424,000	2,669,951
CenturyLink Inc.,
Series R, 5.150%, 06/15/2017 @	2,000,000	2,105,000
CF Industries, Inc.,
3.450%, 06/01/2023 @	2,000,000	1,922,030
Chesapeake Energy Corporation,
6.500%, 08/15/2017 @	3,544,000	3,800,940
Cliffs Natural Resources Inc.,
3.950%, 01/15/2018 @	11,579,000	11,062,669
CNPC HK Overseas Capital Ltd,
5.950%, 04/28/2041 (Acquired 04/20/2011, Cost $978,120) * f	1,000,000	1,080,596
Comcast Cable Communications Holdings, Inc.,
9.455%, 11/15/2022	2,030,000	2,872,527
Comcast Corporation:
4.250%, 01/15/2033	5,900,000	5,645,167
4.650%, 07/15/2042	2,000,000	1,917,860
Computer Sciences Corporation,
4.450%, 09/15/2022	2,000,000	1,974,890
ConocoPhillips Canada Funding Company I,
5.950%, 10/15/2036 f	845,000	984,602
Continental Airlines, Inc. Pass Through Trust,
Series 974A, 6.900%, 01/02/2018	41,643	44,350
Cox Communications, Inc.:
2.950%, 06/30/2023 (Acquired 04/24/2013, Cost $5,226,900) *	5,250,000	4,775,468
4.700%, 12/15/2042 (Acquired 11/26/2012, Cost $4,999,050) *	5,000,000	4,434,970
CSX Corporation,
6.220%, 04/30/2040	175,000	203,831
D.R. Horton, Inc.,
4.750%, 05/15/2017	1,000,000	1,032,500
Daimler Finance North America LLC:
2.300%, 01/09/2015 (Acquired 08/22/2012, Cost $1,922,266) *	1,890,000	1,919,087
1.650%, 04/10/2015 (Acquired 07/17/2012, Cost $3,378,810) *	3,359,000	3,387,599
1.875%, 01/11/2018 (Acquired 01/07/2013, Cost $2,116,139) *	2,125,000	2,073,645
Danone,
3.000%, 06/15/2022 (Acquired 05/29/2012, Cost $3,489,465) * f	3,500,000	3,359,125
Deutsche Telekom International Finance B.V.:
3.125%, 04/11/2016 (Acquired 11/09/2011, Cost $2,476,042) * f	2,450,000	2,556,024
8.750%, 06/15/2030 f	825,000	1,144,498
Devon Financing Corporation, L.L.C.,
7.875%, 09/30/2031	5,000,000	6,474,300
DISH DBS Corporation,
5.000%, 03/15/2023	2,500,000	2,406,250
Dollar General Corporation,
1.875%, 04/15/2018 @	2,100,000	2,026,137
Donnelley (R.R.) & Sons Co.:
8.600%, 08/15/2016	1,250,000	1,425,000
6.125%, 01/15/2017 @	1,550,000	1,619,750
Eaton Corp:
2.750%, 11/02/2022 (Acquired 11/14/2012, Cost $2,491,600) *	2,500,000	2,338,797
4.000%, 11/02/2032 (Acquired 11/14/2012 through 02/07/2013, Cost $3,648,832) *	3,660,000	3,422,038
Ecolab Inc.,
1.450%, 12/08/2017	5,200,000	5,050,661
EMC Corporation,
2.650%, 06/01/2020	3,050,000	3,006,626
Encana Corporation,
6.500%, 05/15/2019 @ f	500,000	585,768
Express Scripts Holding Co:
3.500%, 11/15/2016	5,000,000	5,307,680
7.250%, 06/15/2019	4,600,000	5,676,989
4.750%, 11/15/2021	4,700,000	5,028,300
Federal Express Corp. 1995 Pass Through Trust,
Class B2, 7.110%, 01/02/2014	102,784	105,716
Fidelity National Information Services, Inc.:
7.875%, 07/15/2020	11,884,000	13,101,551
3.500%, 04/15/2023	4,100,000	3,702,993
Fiserv, Inc.:
3.125%, 06/15/2016	2,475,000	2,580,824
4.625%, 10/01/2020	3,000,000	3,109,443
3.500%, 10/01/2022	6,650,000	6,311,668
Fomento Economico Mexicano SAB de CV:
2.875%, 05/10/2023 @ f	6,000,000	5,432,532
4.375%, 05/10/2043 f	4,000,000	3,482,044
Ford Motor Credit Company LLC:
3.875%, 01/15/2015	2,000,000	2,061,488
2.500%, 01/15/2016	2,000,000	2,017,442
4.207%, 04/15/2016	2,680,000	2,799,657
3.000%, 06/12/2017 @	3,000,000	3,006,324
France Telecom SA,
2.750%, 09/14/2016 f	1,050,000	1,076,085
Freeport-McMoRan Copper & Gold Inc.:
2.375%, 03/15/2018 (Acquired 02/28/2013, Cost $4,999,500) * @	5,000,000	4,755,380
3.550%, 03/01/2022 @	5,000,000	4,541,785
Georgia-Pacific LLC,
5.400%, 11/01/2020 (Acquired 10/27/2010, Cost $994,130) *	1,000,000	1,115,101
Glencore Funding LLC:
6.000%, 04/15/2014 (Acquired 03/31/2004 through 06/19/2012, Cost $7,221,954) *	7,115,000	7,364,523
4.125%, 05/30/2023 (Acquired 05/22/2013, Cost $9,094,813) *	9,100,000	8,116,144
GTE Corporation,
8.750%, 11/01/2021	975,000	1,281,676
H. J. Heinz Finance Company,
6.750%, 03/15/2032 @	10,000,000	10,350,000
Hanson PLC Notes,
6.125%, 08/15/2016 f	8,133,000	8,803,973
Health Management Association,
6.125%, 04/15/2016	4,665,000	5,014,875
Hewlett-Packard Co.,
4.650%, 12/09/2021 @	4,000,000	4,000,368
Hospira, Inc.,
6.050%, 03/30/2017	5,000,000	5,350,295
HP Enterprise Services, LLC,
Series B, 6.000%, 08/01/2013	3,158,000	3,170,607
Hyundai Capital Services Inc.:
4.375%, 07/27/2016 (Acquired 04/05/2013, Cost $1,187,137) * f	1,100,000	1,166,046
3.500%, 09/13/2017 (Acquired 03/06/2012 through 04/24/2013, Cost $5,332,342) * f	5,140,000	5,233,785
Ingredion Incorporated,
1.800%, 09/25/2017	5,650,000	5,540,622
International Paper Company,
7.400%, 06/15/2014 @	1,114,000	1,178,356
Johnson Controls Inc.,
5.250%, 12/01/2041	1,150,000	1,150,440
Kinross Gold Corporation,
6.875%, 09/01/2041 f	5,500,000	5,192,209
Kraft Foods Group, Inc.,
5.000%, 06/04/2042	1,000,000	1,012,692
Lafarge SA:
6.500%, 07/15/2016 f	1,675,000	1,817,375
7.125%, 07/15/2036 f	925,000	962,000
LeasePlan Corporation N.V.:
3.000%, 10/23/2017 (Acquired 10/15/2012 through 02/07/2013, Cost $10,062,715) * f	10,000,000	10,032,000
2.500%, 05/16/2018 (Acquired 05/07/2013, Cost $4,976,700) * f	5,000,000	4,818,555
Martin Marietta Materials, Inc.:
6.600%, 04/15/2018	475,000	535,499
6.250%, 05/01/2037	450,000	434,983
Masco Corporation:
6.125%, 10/03/2016	2,150,000	2,322,000
7.125%, 03/15/2020 @	1,000,000	1,115,000
Mega Advance Investments Ltd,
5.000%, 05/12/2021 (Acquired 05/09/2011 through 05/23/2012, Cost $2,817,619) * @ f	2,800,000	2,849,300
Murphy Oil Corporation,
4.000%, 06/01/2022	12,600,000	12,035,772
Mylan Inc.:
7.625%, 07/15/2017 (Acquired 02/11/2013, Cost $5,509,401) *	5,000,000	5,536,055
6.000%, 11/15/2018 (Acquired 02/06/2013, Cost $4,350,645) *	4,000,000	4,383,524
Nabors Industries, Inc.:
6.150%, 02/15/2018	250,000	278,878
9.250%, 01/15/2019	11,448,000	14,203,843
National Oilwell Varco Inc.,
Series B, 6.125%, 08/15/2015	2,655,000	2,658,159
New Cingular Wireless Services, Inc.,
8.750%, 03/01/2031	2,975,000	4,296,843
Northern Tier Energy LLC,
7.125%, 11/15/2020 (Acquired 11/02/2012, Cost $250,000) *	250,000	252,500
Oi S.A.,
5.750%, 02/10/2022 (Acquired 02/06/2012, Cost $3,000,000) * @ f	3,000,000	2,793,750
Pactiv Corporation,
7.950%, 12/15/2025	325,000	289,250
PCCW-HKT Capital III Ltd.,
5.250%, 07/20/2015 (Acquired 09/29/2008 through 12/20/2010, Cost $782,054) * f	775,000	822,663
PCCW-HKT Capital No. 2 Limited,
6.000%, 07/15/2013 (Acquired 07/10/2003, Cost $199,066) * f	200,000	200,304
Pearson Funding Two plc,
4.000%, 05/17/2016 (Acquired 07/17/2012, Cost $9,233,334) * f	8,700,000	9,247,308
Pentair Finance S.A.,
2.650%, 12/01/2019 f	5,000,000	4,762,545
Petrohawk Energy Corporation:
7.875%, 06/01/2015	3,000,000	3,064,500
7.250%, 08/15/2018	8,510,000	9,284,410
Phillips 66,
2.950%, 05/01/2017	3,000,000	3,091,854
Plum Creek Timberlands, L.P.:
5.875%, 11/15/2015	1,200,000	1,316,819
4.700%, 03/15/2021	1,200,000	1,241,593
3.250%, 03/15/2023	8,375,000	7,747,218
POSCO:
8.750%, 03/26/2014 (Acquired 09/23/2011 through 01/11/2012, Cost $3,875,532) * f	3,725,000	3,912,099
4.250%, 10/28/2020 (Acquired 10/21/2010, Cost $2,165,365) * f	2,175,000	2,144,191
PTT Public Company Limited,
3.375%, 10/25/2022 (Acquired 10/19/2012, Cost $4,958,500) * @ f	5,000,000	4,537,185
Republic Services, Inc.,
3.550%, 06/01/2022	4,000,000	3,892,944
Rio Tinto Finance (USA) Limited,
9.000%, 05/01/2019 f	11,000,000	14,290,012
Schneider Electric SA,
2.950%, 09/27/2022 (Acquired 09/20/2012, Cost $4,986,700) * f	5,000,000	4,754,695
Sealed Air Corp.,
8.375%, 09/15/2021 (Acquired 09/16/2011 through 09/19/2011, Cost $2,288,360) *	2,250,000	2,542,500
SK Telecom,
6.625%, 07/20/2027 (Acquired 07/13/2007 through 04/30/2013, Cost $1,001,269) * f	960,000	1,130,126
Sonoco Products Co.,
4.375%, 11/01/2021	1,000,000	1,023,700
Sprint Capital Corporation:
6.900%, 05/01/2019	675,000	702,000
8.750%, 03/15/2032	300,000	330,000
Sprint Nextel Corporation,
6.000%, 12/01/2016 @	200,000	211,000
SunGard Data Systems Inc.,
4.875%, 01/15/2014	1,031,000	1,036,155
TCI Communications, Inc.,
8.750%, 08/01/2015	2,635,000	3,047,198
Telecom Italia Capital, SA:
5.250%, 10/01/2015 f	4,100,000	4,303,868
7.200%, 07/18/2036 f	2,375,000	2,338,957
Telefonica Emisiones S.A.U.:
6.421%, 06/20/2016 f	3,950,000	4,336,993
6.221%, 07/03/2017 f	8,942,000	9,751,296
5.462%, 02/16/2021 f	1,000,000	1,030,944
4.570%, 04/27/2023 f	1,000,000	957,299
7.045%, 06/20/2036 f	100,000	109,789
The ADT Corporation:
2.250%, 07/15/2017	2,810,000	2,757,470
3.500%, 07/15/2022	1,200,000	1,103,457
The Dow Chemical Co.,
4.125%, 11/15/2021	835,000	853,904
The Interpublic Group of Companies, Inc.,
10.000%, 07/15/2017	10,250,000	10,790,175
Time Warner, Inc.:
7.250%, 10/15/2017	2,300,000	2,755,253
8.750%, 02/14/2019	1,132,000	1,389,504
7.625%, 04/15/2031	2,875,000	3,624,090
7.700%, 05/01/2032	358,000	455,170
Toyota Motor Credit Corporation,
2.050%, 01/12/2017	2,000,000	2,022,980
Transocean Inc.:
6.375%, 12/15/2021 @ f	5,500,000	6,181,802
3.800%, 10/15/2022 @ f	5,000,000	4,762,760
6.800%, 03/15/2038 @ f	878,000	933,999
TSMC Global Ltd,
1.625%, 04/03/2018 (Acquired 03/27/2013, Cost $2,997,990) * f	3,000,000	2,884,041
Tyco Electronics Group S.A.:
6.550%, 10/01/2017 f	5,243,000	6,069,297
7.125%, 10/01/2037 f	500,000	586,545
U.S. Airways Pass-Through Trust,
Series 981B, 7.350%, 01/30/2018	407,371	429,777
United AirLines, Inc. Pass Through Trust:
Series 91A2, 10.020%, 03/22/2014	99,821	50,410
Series 002C, 7.762%, 04/29/2049 § † **	155,852	4,675
Vale Overseas Limited:
6.250%, 01/23/2017 f	3,850,000	4,301,640
4.375%, 01/11/2022 f	2,700,000	2,564,554
8.250%, 01/17/2034 f	300,000	350,825
6.875%, 11/10/2039 f	5,625,000	5,677,768
Vodafone Group PLC,
6.150%, 02/27/2037 f	500,000	552,055
Vulcan Materials Co.:
6.400%, 11/30/2017	200,000	213,000
7.000%, 06/15/2018	1,400,000	1,519,000
7.150%, 11/30/2037	500,000	501,250
Walgreen Co.,
5.250%, 01/15/2019	10,000,000	11,311,940
Weatherford International Ltd.,
6.750%, 09/15/2040 f	1,250,000	1,293,215
Westvaco Corporation:
9.750%, 06/15/2020	930,000	1,204,714
8.200%, 01/15/2030	1,540,000	1,822,482
Weyerhaeuser Company,
7.250%, 07/01/2013	1,000,000	1,000,000
Woodside Finance Limited,
8.125%, 03/01/2014 (Acquired 02/24/2009, Cost $999,690) * f	1,000,000	1,045,254
WPX Energy, Inc.,
6.000%, 01/15/2022	4,000,000	4,040,000
Wynn Las Vegas LLC,
4.250%, 05/30/2023 (Acquired 05/15/2013, Cost $4,000,000) * @	4,000,000	3,700,000
Xerox Corporation:
1.672%, 09/13/2013	4,140,000	4,146,500
8.250%, 05/15/2014	6,587,000	6,998,411
Xstrata Canada Corp.,
5.375%, 06/01/2015 f	2,000,000	2,112,676
Xstrata Canada Financial Corp.:
4.950%, 11/15/2021 (Acquired 11/03/2011, Cost $1,997,480) * f	2,000,000	1,936,234
4.250%, 10/25/2022 (Acquired 10/18/2012, Cost $7,140,069) * @ f	7,000,000	6,355,097
Yara International ASA,
7.875%, 06/11/2019 (Acquired 12/03/2012 through 06/06/2013, Cost $7,199,441) * f	5,655,000	6,865,408
		590,544,411	20.7%

Utility
Ameren Corporation,
8.875%, 05/15/2014	1,816,000	1,935,665
Appalachian Power Company Senior Unsecured Notes,
Series P, 6.700%, 08/15/2037	1,150,000	1,362,893
Arizona Public Service Senior Unsecured Notes,
8.750%, 03/01/2019	1,150,000	1,494,453
Centrais Eletricas Brasileiras SA:
6.875%, 07/30/2019 (Acquired 12/06/2012, Cost $3,473,671) * f	3,000,000	3,135,000
5.750%, 10/27/2021 (Acquired 10/20/2011, Cost $4,000,000) * f	4,000,000	3,870,000
Chesapeake Midstream Partners LP / CHKM Finance Corp,
6.125%, 07/15/2022	300,000	303,750
CMS Energy Corporation:
4.250%, 09/30/2015	3,000,000	3,181,674
5.050%, 03/15/2022	1,000,000	1,080,402
Comision Federal de Electricidad,
5.750%, 02/14/2042 (Acquired 02/08/2012, Cost $5,116,800) * f	5,200,000	4,810,000
Constellation Energy Group Inc.,
4.550%, 06/15/2015	750,000	798,395
DCP Midstream, LLC:
9.750%, 03/15/2019 (Acquired 02/29/2012 through 12/12/2012, Cost $11,588,302) *	9,155,000	11,806,572
4.750%, 09/30/2021 (Acquired 09/14/2011 through 11/18/2011, Cost $2,251,693) *	2,245,000	2,286,517
Dominion Resources, Inc.,
Series B, 5.950%, 06/15/2035	1,880,000	2,174,976
El Paso Pipeline Partners Operating Co LLC,
7.500%, 11/15/2040	2,500,000	3,124,942
Enel Finance International,
6.800%, 09/15/2037 (Acquired 09/13/2007 through 09/29/2008, Cost $498,897) * f	500,000	500,697
Energy Transfer Partners, L.P.:
9.700%, 03/15/2019	1,189,000	1,543,052
5.200%, 02/01/2022 @	1,000,000	1,058,276
3.600%, 02/01/2023 @	5,000,000	4,679,445
Enogex LLC,
6.250%, 03/15/2020 (Acquired 10/25/2012 through 05/10/2013, Cost $3,653,288) *	3,190,000	3,475,272
Entergy Arkansas, Inc.,
5.000%, 07/01/2018	223,000	222,713
Enterprise Products Operating LLC,
3.350%, 03/15/2023 @	10,000,000	9,623,040
Exelon Corporation,
4.900%, 06/15/2015	500,000	535,125
Exelon Generation Company, LLC:
6.200%, 10/01/2017	4,350,000	4,972,881
5.600%, 06/15/2042 @	6,100,000	6,128,548
Florida Gas Transmission Company, LLC,
3.875%, 07/15/2022 (Acquired 06/12/2012, Cost $2,996,190) * @	3,000,000	3,028,302
FPL Group Capital, Inc.,
Series D, 7.300%, 09/01/2067	2,500,000	2,762,500
GG1C Funding Corporation,
5.129%, 01/15/2014 (Acquired 11/21/2008, Cost $140,086) *	140,880	141,823
Gulf South Pipeline Company, LP,
4.000%, 06/15/2022	3,000,000	2,958,156
IPALCO Enterprises Inc.,
5.000%, 05/01/2018	1,000,000	1,030,000
KeySpan Corp.,
8.000%, 11/15/2030	1,875,000	2,398,108
Kinder Morgan Energy Partners, L.P.:
9.000%, 02/01/2019	1,658,000	2,118,039
6.850%, 02/15/2020	4,645,000	5,530,095
6.500%, 02/01/2037	400,000	447,513
6.950%, 01/15/2038	350,000	413,805
Kinder Morgan Finance:
5.700%, 01/05/2016 f	1,685,000	1,804,797
6.000%, 01/15/2018 (Acquired 12/06/2010, Cost $999,930) *	1,000,000	1,049,899
Kiowa Power Partners LLC,
4.811%, 12/30/2013 (Acquired 11/19/2004, Cost $6,395) *	6,395	6,432
Korea Electric Power Corporation,
6.750%, 08/01/2027 f	365,000	453,848
Korea Hydro & Nuclear Power Co., Ltd.:
6.250%, 06/17/2014 (Acquired 03/21/2011, Cost $1,031,182) * f	1,000,000	1,043,402
3.125%, 09/16/2015 (Acquired 09/09/2010, Cost $493,770) * f	500,000	515,090
National Grid PLC,
6.300%, 08/01/2016 f	4,790,000	5,417,964
National Rural Utilities Corporation,
10.375%, 11/01/2018	6,548,000	9,072,064
Nisource Finance Corp.,
5.400%, 07/15/2014	2,233,000	2,333,693
NuStar Logistics L.P.,
4.800%, 09/01/2020	4,275,000	4,092,637
ONEOK, Inc.:
4.250%, 02/01/2022	5,650,000	5,558,815
3.375%, 10/01/2022 @	3,000,000	2,757,990
PPL Energy Supply, LLC:
Series A, 5.700%, 10/15/2015	1,500,000	1,611,216
6.200%, 05/15/2016 @	1,950,000	2,168,689
PSEG Power LLC,
5.320%, 09/15/2016	3,077,000	3,412,827
Public Service Company of New Mexico,
7.950%, 05/15/2018	6,553,000	7,875,467
RGS (I&M) Funding Corporation Debentures,
Series F, 9.820%, 12/07/2022	193,348	243,548
Rockies Express Pipeline LLC:
3.900%, 04/15/2015 (Acquired 09/15/2011 through 01/08/2013, Cost $2,859,430) *	2,850,000	2,821,500
6.850%, 07/15/2018 (Acquired 12/21/2011, Cost $2,032,750) * @	2,000,000	1,900,000
5.625%, 04/15/2020 (Acquired 12/10/2010 through 12/29/2011, Cost $2,701,545) * @	2,695,000	2,331,175
Spectra Energy Capital LLC,
5.668%, 08/15/2014	5,030,000	5,281,807
Sunoco Logistics Partners Operations LP:
3.450%, 01/15/2023	2,000,000	1,858,024
6.100%, 02/15/2042 @	1,000,000	1,044,872
Sunoco, Inc.,
5.750%, 01/15/2017	701,000	758,736
The Williams Companies, Inc.:
7.875%, 09/01/2021	1,034,000	1,248,206
3.700%, 01/15/2023	3,000,000	2,787,249
7.750%, 06/15/2031	3,500,000	4,087,821
Trans-Allegheny Interstate Line Company,
4.000%, 01/15/2015 (Acquired 08/03/2012, Cost $2,951,031) *	2,850,000	2,960,147
Transcontinental Gas Pipe Line Company, LLC,
4.450%, 08/01/2042	2,600,000	2,357,189
Veolia Environnement SA,
6.000%, 06/01/2018 f	1,489,000	1,724,482
Williams Partners L.P.:
7.250%, 02/01/2017	2,000,000	2,324,438
6.300%, 04/15/2040	1,590,000	1,666,743
		179,503,396	6.2%

Finance
Abbey National Treasury Services PLC,
3.875%, 11/10/2014 (Acquired 02/25/2010 through 12/29/2011, Cost $1,033,738) *	1,045,000	1,076,073
ABN AMRO Bank N.V.,
4.250%, 02/02/2017 (Acquired 01/30/2012, Cost $4,995,100) * @ f	5,000,000	5,330,700
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (Acquired 11/10/2011, Cost $2,133,065) *	2,000,000	2,442,208
Ally Financial Inc.:
6.750%, 12/01/2014	250,000	263,125
8.300%, 02/12/2015	1,065,000	1,147,538
0.00%, 06/15/2015 ^	2,000,000	1,850,400
4.625%, 06/26/2015 @	5,000,000	5,125,160
5.500%, 02/15/2017	7,000,000	7,313,670
American General Finance Corporation,
6.900%, 12/15/2017	1,000,000	981,250
American International Group, Inc.:
3.800%, 03/22/2017 @	2,500,000	2,620,790
8.250%, 08/15/2018	4,525,000	5,611,647
6.400%, 12/15/2020	3,500,000	4,058,901
4.875%, 06/01/2022	3,500,000	3,730,734
AmSouth Bancorp,
6.750%, 11/01/2025	420,000	446,494
AON Corporation,
3.500%, 09/30/2015 f	2,500,000	2,621,535
Arden Realty Limited Partnership,
5.250%, 03/01/2015	1,090,000	1,158,053
Associates Corporation of North America,
6.950%, 11/01/2018	10,313,000	12,213,696
Australia and New Zealand Banking Group Limited,
3.250%, 03/01/2016 (Acquired 02/22/2011 through 12/11/2012, Cost $4,412,877) * f	4,300,000	4,511,130
Banco Santander (Brasil) S.A.,
4.625%, 02/13/2017 (Acquired 02/06/2012, Cost $994,140) * @ f	1,000,000	1,015,000
Bank of America Corporation:
7.625%, 06/01/2019	6,000,000	7,210,650
3.300%, 01/11/2023	4,450,000	4,205,904
Bank of America Corporation Subordinated Notes,
10.200%, 07/15/2015	2,675,000	3,098,683
Banponce Trust I,
Series A, 8.327%, 02/01/2027	2,060,000	1,787,050
Barclays Bank PLC,
6.750%, 05/22/2019 f	9,850,000	11,733,783
Berkshire Hathaway Finance Corporation,
4.400%, 05/15/2042	3,500,000	3,229,832
BNP Paribas SA:
2.375%, 09/14/2017 f	3,000,000	2,970,000
5.000%, 01/15/2021 f	5,000,000	5,316,285
3.250%, 03/03/2023 @ f	4,000,000	3,677,008
Capital One Financial Corporation:
7.375%, 05/23/2014	2,500,000	2,642,137
3.150%, 07/15/2016	1,015,000	1,054,223
6.150%, 09/01/2016	4,425,000	4,937,911
CIT Group, Inc.:
4.250%, 08/15/2017	1,000,000	1,005,000
5.500%, 02/15/2019 (Acquired 02/02/2012, Cost $500,000) *	500,000	516,250
Citigroup, Inc.:
6.010%, 01/15/2015	1,954,000	2,086,725
4.450%, 01/10/2017	1,800,000	1,927,422
8.500%, 05/22/2019	1,389,000	1,750,178
CNA Financial Corporation:
6.500%, 08/15/2016	1,000,000	1,132,874
7.350%, 11/15/2019	1,175,000	1,422,702
5.875%, 08/15/2020 @	4,839,000	5,476,427
Comerica Bank:
5.750%, 11/21/2016	3,200,000	3,639,654
5.200%, 08/22/2017	2,855,000	3,181,878
Commonwealth Bank of Australia,
5.000%, 10/15/2019 (Acquired 03/02/2012 through 08/16/2012, Cost $6,353,688) * f	5,900,000	6,602,224
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
3.375%, 01/19/2017 f	2,000,000	2,100,458
1.700%, 03/19/2018 @ f	5,250,000	5,101,740
3.875%, 02/08/2022 f	4,150,000	4,179,129
Countrywide Financial Corporation,
6.250%, 05/15/2016	2,100,000	2,290,014
Credit Mutuel-CIC Home Loan SFH,
1.500%, 11/16/2017 (Acquired 11/08/2012, Cost $4,981,300) * @ f	5,000,000	4,854,000
Credit Suisse (USA), Inc.,
5.125%, 08/15/2015	3,000,000	3,239,283
Credit Suisse New York,
5.300%, 08/13/2019 f	6,966,000	7,836,652
Dresdner Bank AG,
7.250%, 09/15/2015 f	10,425,000	10,919,666
First Empire Capital Trust I,
8.234%, 02/01/2027	500,000	496,424
First Empire Capital Trust II,
8.277%, 06/01/2027	2,300,000	2,323,000
First Horizon National Corporation,
5.375%, 12/15/2015	2,420,000	2,614,779
First National Bank of Chicago Pass Through Trust,
Series 93-A, 8.080%, 01/05/2018	267,321	295,354
FMR LLC:
4.950%, 02/01/2033 (Acquired 01/29/2013, Cost $2,696,598) *	2,700,000	2,605,689
6.500%, 12/14/2040 (Acquired 04/04/2013 through 04/30/2013, Cost $2,052,790) *	1,620,000	1,876,825
General Electric Capital Corporation:
5.500%, 01/08/2020	1,875,000	2,114,036
5.550%, 05/04/2020	4,185,000	4,727,288
4.375%, 09/16/2020 @	2,925,000	3,096,464
5.300%, 02/11/2021	3,000,000	3,290,913
4.650%, 10/17/2021	8,450,000	8,963,439
Genworth Financial, Inc.,
7.625%, 09/24/2021	1,000,000	1,162,080
GMAC Inc.:
7.500%, 12/31/2013	1,341,000	1,374,525
8.000%, 12/31/2018	1,151,000	1,303,507
Goldman Sachs Capital I,
6.345%, 02/15/2034	125,000	120,107
Highmark Inc.,
6.800%, 08/15/2013 (Acquired 10/28/2010 through 11/24/2010, Cost $427,288) *	425,000	427,146
HSBC Bank USA NA,
6.000%, 08/09/2017	2,720,000	3,073,684
HSBC Finance Corporation,
5.500%, 01/19/2016 @	1,120,000	1,230,412
Humana Inc.,
7.200%, 06/15/2018	800,000	952,962
Hutchison Whampoa International Ltd.:
4.625%, 09/11/2015 (Acquired 08/19/2010 through 12/28/2011, Cost $3,670,573) * f	3,563,000	3,798,454
3.500%, 01/13/2017 (Acquired 01/10/2012, Cost $1,990,380) * @ f	2,000,000	2,060,790
3.250%, 11/08/2022 (Acquired 11/05/2012, Cost $3,581,424) * @ f	3,600,000	3,296,232
ING Bank N.V.:
4.000%, 03/15/2016 (Acquired 03/08/2011 through 09/20/2011, Cost $1,600,615) * f	1,600,000	1,687,744
3.750%, 03/07/2017 (Acquired 02/29/2012 through 04/24/2013, Cost $4,989,982) * f	5,000,000	5,233,200
5.000%, 06/09/2021 (Acquired 10/12/2011, Cost $2,468,800) * @ f	2,500,000	2,685,550
ING U.S., Inc.,
5.500%, 07/15/2022 (Acquired 07/10/2012, Cost $2,998,380) *	3,000,000	3,191,247
Invesco Finance PLC,
3.125%, 11/30/2022 f	5,500,000	5,130,450
Istar Financial, Inc.,
5.850%, 03/15/2017	500,000	510,000
J.P. Morgan Chase & Co.:
4.250%, 10/15/2020	3,100,000	3,222,255
4.350%, 08/15/2021	2,400,000	2,500,183
4.500%, 01/24/2022	4,400,000	4,607,337
3.200%, 01/25/2023	5,350,000	5,078,792
Jefferies Group, Inc.,
6.450%, 06/08/2027	875,000	861,875
Jefferson-Pilot Corp.,
4.750%, 01/30/2014	1,000,000	1,020,540
John Hancock Life Insurance Company,
7.375%, 02/15/2024 (Acquired 08/26/2010 through 04/11/2013, Cost $12,212,455) *	9,765,000	11,856,585
Kemper Corporation:
6.000%, 11/30/2015	2,500,000	2,717,770
6.000%, 05/15/2017	1,000,000	1,085,760
Key Bank NA:
7.413%, 05/06/2015	2,600,000	2,870,364
7.413%, 05/06/2015	2,500,000	2,759,965
5.450%, 03/03/2016	1,279,000	1,410,050
4.625%, 06/15/2018	2,670,000	2,921,829
Kookmin Bank,
7.250%, 05/14/2014 (Acquired 03/10/2010 through 01/18/2012, Cost $4,026,368) * f	3,900,000	4,093,319
Liberty Mutual Group Inc.:
5.750%, 03/15/2014 (Acquired 12/21/2010 through 04/24/2012, Cost $994,026) *	980,000	1,007,285
6.500%, 03/15/2035 (Acquired 09/29/2008 through 04/16/2013, Cost $700,613) *	700,000	747,648
10.750%, 06/15/2058 (Acquired 05/21/2008 through 05/06/2009, Cost $750,769) *	900,000	1,372,500
Liberty Mutual Insurance Company,
7.697%, 10/15/2097 (Acquired 03/26/2003, Cost $240,080) *	375,000	393,292
Lincoln National Corporation:
8.750%, 07/01/2019	7,801,000	10,001,920
6.050%, 04/20/2067	825,000	808,236
Lloyds TSB Bank PLC:
4.200%, 03/28/2017 f	2,000,000	2,131,860
5.800%, 01/13/2020 (Acquired 01/05/2010 through 01/19/2012, Cost $6,411,061) * f	6,350,000	7,145,103
M&I Marshall & Ilsley Bank,
4.850%, 06/16/2015	2,189,000	2,314,701
Macquarie Bank Limited,
3.450%, 07/27/2015 (Acquired 07/19/2012, Cost $2,996,370) * f	3,000,000	3,108,960
Manufacturer and Traders Trust Co.:
6.625%, 12/04/2017	1,120,000	1,317,648
5.585%, 12/28/2020	265,000	269,350
Manulife Financial Corp.,
4.900%, 09/17/2020 f	1,840,000	1,983,481
Marsh & McLennan Companies, Inc.,
4.800%, 07/15/2021	1,000,000	1,078,867
Massachusetts Mutual Life Insurance Company:
7.625%, 11/15/2023 (Acquired 10/10/2012, Cost $4,292,995) *	3,184,000	3,903,332
8.875%, 06/01/2039 (Acquired 02/13/2013, Cost $2,411,377) *	1,575,000	2,308,158
MBIA Insurance Corp.,
14.000%, 01/15/2033 (Acquired 01/11/2008, Cost $700,000) * @	700,000	598,500
Merrill Lynch & Company:
6.875%, 04/25/2018	800,000	920,738
7.750%, 05/14/2038	725,000	829,316
Metlife Capital Trust IV,
7.875%, 12/15/2037 (Acquired 03/26/2012 through 04/05/2013, Cost $1,051,020) *	900,000	1,071,816
MetLife, Inc.:
Series A, 6.817%, 08/15/2018	1,100,000	1,332,440
7.717%, 02/15/2019	1,157,000	1,453,280
Metropolitan Life Global Funding I:
3.125%, 01/11/2016 (Acquired 09/27/2011 through 06/01/2012, Cost $2,434,361) * @	2,415,000	2,523,132
3.875%, 04/11/2022 (Acquired 12/18/2012, Cost $1,624,243) *	1,500,000	1,519,644
Mizuho Corporate Bank, Ltd.,
1.850%, 03/21/2018 (Acquired 03/14/2013, Cost $1,847,447) * f	1,850,000	1,795,767
Morgan Stanley:
4.750%, 04/01/2014	2,505,000	2,559,434
6.000%, 04/28/2015	650,000	696,907
5.450%, 01/09/2017	2,000,000	2,161,496
6.625%, 04/01/2018	1,275,000	1,445,155
7.300%, 05/13/2019	4,675,000	5,430,545
5.625%, 09/23/2019	3,100,000	3,331,976
3.750%, 02/25/2023	1,000,000	956,283
National Australia Bank Limited,
3.000%, 07/27/2016 (Acquired 07/20/2011, Cost $2,991,720) * f	3,000,000	3,125,400
National Australia Bank/New York,
2.750%, 03/09/2017 f	6,000,000	6,166,980
National City Bank,
5.800%, 06/07/2017	6,170,000	7,023,107
Nationwide Mutual Insurance Company,
7.875%, 04/01/2033 (Acquired 10/13/2009, Cost $90,526) *	100,000	121,285
New England Mutual Life Insurance Company,
7.875%, 02/15/2024 (Acquired 11/07/2012 through 11/07/2012, Cost $4,338,814) *	3,200,000	4,094,589
Nippon Life Insurance Company,
5.000%, 10/18/2042 (Acquired 10/11/2012, Cost $2,000,000) * f	2,000,000	1,956,252
Nomura Holdings Inc.:
2.000%, 09/13/2016 f	3,000,000	2,966,523
6.700%, 03/04/2020 f	525,000	601,702
Nordea Bank AB,
3.125%, 03/20/2017 (Acquired 03/14/2012 through 05/09/2012, Cost $8,039,544) * f	8,000,000	8,232,640
Principal Financial Group, Inc.:
3.300%, 09/15/2022	1,000,000	971,430
3.125%, 05/15/2023	3,550,000	3,346,354
Prudential Financial Inc.:
6.200%, 01/15/2015	3,147,000	3,390,745
6.000%, 12/01/2017	2,000,000	2,296,662
Prudential Holdings LLC,
8.695%, 12/18/2023 (Acquired 11/29/2011 through 01/18/2013, Cost $8,402,916) *	6,691,000	8,409,423
Raymond James Financial, Inc.,
8.600%, 08/15/2019	1,427,000	1,774,459
Regions Bank,
7.500%, 05/15/2018	14,034,000	16,369,356
Reliance Holdings USA Inc.,
4.500%, 10/19/2020 (Acquired 10/14/2010 through 10/18/2010, Cost $1,988,700) *	2,000,000	1,967,146
5.400%, 02/14/2022 (Acquired 02/09/2012 through 02/23/2012, Cost $3,517,608) *	3,500,000	3,555,612
Santander Financial Issuances,
7.250%, 11/01/2015 @ f	300,000	323,370
Santander U.S. Debt S.A. Unipersonal,
2.991%, 10/07/2013 (Acquired 08/25/2011, Cost $2,484,317) * f	2,500,000	2,514,255
Simon Property Group, L.P.,
1.500%, 02/01/2018 (Acquired 12/10/2012, Cost $11,962,200) *	12,000,000	11,558,292
SLM Corporation:
5.000%, 10/01/2013	4,000,000	4,020,000
5.375%, 05/15/2014	8,000,000	8,160,000
5.625%, 08/01/2033	50,000	41,500
Societe Generale SA:
2.750%, 10/12/2017 @ f	3,000,000	3,007,620
5.200%, 04/15/2021 (Acquired 09/20/2011 through 02/13/2013, Cost $9,983,969) * @ f	10,100,000	10,663,277
Sovereign Bank,
8.750%, 05/30/2018	7,034,000	8,504,823
Sparebank 1 Boligkreditt AS,
1.750%, 11/15/2019 (Acquired 11/07/2012, Cost $4,961,150) * f	5,000,000	4,703,000
State Bank of India,
4.125%, 08/01/2017 (Acquired 07/25/2012, Cost $6,939,800) * f	7,000,000	6,935,684
Sumitomo Mitsui Banking Corporation:
3.150%, 07/22/2015 (Acquired 09/23/2011, Cost $1,534,111) * f	1,500,000	1,562,486
3.000%, 01/18/2023 (Acquired 01/10/2013 through 01/18/2013, Cost $2,486,300) f	2,500,000	2,354,920
SunTrust Bank:
3.600%, 04/15/2016	1,500,000	1,587,882
3.500%, 01/20/2017	4,250,000	4,447,489
7.250%, 03/15/2018	5,682,000	6,814,928
SUSA Partnership, L.P.,
8.200%, 06/01/2017	1,000,000	1,177,859
Svenska Handelsbanken AB,
2.875%, 04/04/2017 @ f	2,425,000	2,503,376
Swedbank AB,
2.125%, 09/29/2017 (Acquired 09/24/2012, Cost $2,995,470) * f	3,000,000	2,981,670
Symetra Financial Corporation,
6.125%, 04/01/2016 (Acquired 10/12/2010 through 10/16/2012, Cost $3,773,885) *	3,620,000	3,946,242
Talent Yield Investments Ltd,
4.500%, 04/25/2022 (Acquired 04/18/2012, Cost $5,958,960) * @ f	6,000,000	5,838,648
TD Ameritrade Holding Corporation,
5.600%, 12/01/2019	1,000,000	1,162,446
The Bank of Tokyo-Mitsubishi UFJ, Ltd.,
2.350%, 02/23/2017 (Acquired 02/14/2012, Cost $5,996,640) * f	6,000,000	6,064,284
The Bear Stearns Companies LLC,
7.250%, 02/01/2018	2,250,000	2,679,167
The Chubb Corp.,
6.375%, 03/29/2067 @	1,320,000	1,412,400
The Goldman Sachs Group, Inc.:
5.950%, 01/18/2018	3,000,000	3,356,520
6.150%, 04/01/2018	6,500,000	7,324,460
7.500%, 02/15/2019	1,825,000	2,167,323
5.250%, 07/27/2021	1,000,000	1,069,899
5.750%, 01/24/2022	3,100,000	3,419,340
6.750%, 10/01/2037	300,000	307,309
The Hartford Financial Services Group, Inc.:
7.300%, 11/01/2015	465,000	525,172
5.375%, 03/15/2017	2,913,000	3,200,321
4.000%, 10/15/2017	3,000,000	3,181,290
8.125%, 06/15/2038	1,365,000	1,504,913
The Navigators Group Inc.,
7.000%, 05/01/2016	3,709,000	4,016,420
The Royal Bank of Scotland Group PLC:
5.000%, 11/12/2013 f	705,000	708,525
5.050%, 01/08/2015 @ f	1,528,000	1,531,820
2.550%, 09/18/2015 f	4,225,000	4,295,807
6.125%, 01/11/2021 f	7,850,000	8,715,376
Torchmark Corporation,
3.800%, 09/15/2022	1,275,000	1,262,422
UBS AG,
5.750%, 04/25/2018 f	6,800,000	7,858,209
UnionBanCal Corp.,
3.500%, 06/18/2022	1,100,000	1,076,910
UnitedHealth Group, Inc.,
6.000%, 02/15/2018	1,000,000	1,174,441
Wachovia Bank, NA,
6.000%, 11/15/2017	8,322,000	9,496,351
WEA Finance LLC,
7.500%, 06/02/2014 (Acquired 12/28/2011 through 07/18/2012, Cost $4,138,671) *	3,970,000	4,217,958
Westpac Banking Corporation:
2.000%, 08/14/2017 f	8,000,000	8,027,456
4.875%, 11/19/2019 f	636,000	712,862
Willis North America, Inc.:
5.625%, 07/15/2015	2,600,000	2,789,982
7.000%, 09/29/2019	7,803,000	8,961,839
		642,049,749	22.5%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Federal Gold Loan Mortgage Corporation (FGLMC):
5.000%, 12/01/2020	103,634	111,020
5.000%, 05/01/2021	193,756	207,565
6.000%, 06/01/2021	38,101	41,680
3.000%, 05/01/2027	14,934,429	15,419,425
6.500%, 12/01/2028	48,882	54,555
6.500%, 06/01/2029	21,875	24,437
5.500%, 04/01/2037	612,466	657,974
5.500%, 04/01/2038	378,636	406,769
5.500%, 05/01/2038	702,057	754,221
4.500%, 11/01/2039	8,403,176	8,847,537
4.500%, 11/01/2039	2,800,079	2,948,147
4.500%, 08/01/2040	12,359,993	13,026,348
4.500%, 08/01/2040	7,294,601	7,687,870
3.500%, 06/01/2042	14,585,825	14,794,616
3.500%, 07/01/2042	48,633,705	49,329,878
3.000%, 08/01/2042	39,374,906	38,438,553
3.000%, 10/01/2042	21,080,275	20,578,976
3.000%, 02/01/2043	12,325,657	12,032,547
Federal Home Loan Mortgage Corporation (FHLMC):
Series 1053, Class G, 7.000%, 03/15/2021	5,973	6,921
Series 136, Class E, 6.000%, 04/15/2021	11,892	12,901
Series 2804, Class VC, 5.000%, 07/15/2021	172,683	186,759
Series 1122, Class G, 7.000%, 08/15/2021	11,654	12,869
Series 1186, Class I, 7.000%, 12/15/2021	24,731	27,817
Federal National Mortgage Association (FNMA):
Series 1989-94, Class G, 7.500%, 12/25/2019	6,471	7,161
Series 1990-15, Class J, 7.000%, 02/25/2020	21,564	23,580
Series 1991-21, Class J, 7.000%, 03/25/2021	4,090	4,558
Series 1991-43, Class J, 7.000%, 05/25/2021	73,770	82,868
Series 1991-65, Class Z, 6.500%, 06/25/2021	96,053	103,861
5.000%, 11/01/2021	773,593	826,182
Series 1992-129, Class L, 6.000%, 07/25/2022	154,286	170,607
Series 2003-33, Class LD, 4.250%, 09/25/2022	6,700	6,697
5.500%, 03/01/2023	399,004	432,952
Series 1993-32, Class H, 6.000%, 03/25/2023	34,361	37,315
Series 1993-58, Class H, 5.500%, 04/25/2023	167,505	183,270
5.500%, 07/01/2023	185,756	201,548
5.500%, 12/01/2023	273,078	298,494
6.000%, 03/01/2026	59,364	64,756
3.000%, 04/01/2027	27,791,257	28,619,960
2.500%, 12/01/2027	27,744,982	27,952,739
5.000%, 05/01/2028	195,384	210,152
6.500%, 09/01/2028	38,003	43,624
6.500%, 02/01/2029	81,374	93,410
4.500%, 07/01/2030	17,188,061	18,208,072
4.000%, 11/01/2031	14,550,924	15,198,007
5.500%, 01/01/2032	35,885	39,286
5.500%, 04/01/2034	2,931,025	3,207,872
5.500%, 04/01/2034	2,868,659	3,139,817
Series 2004-90, Class LH, 5.000%, 04/25/2034	5,716,696	5,994,253
Series 2004-W6, Class 1A6, 5.500%, 07/25/2034	303,428	310,137
Series 2004-W6, Class 1A4, 5.500%, 07/25/2034	229,035	233,574
Series 2004-W10, Class A4, 5.750%, 08/25/2034	381,242	385,047
5.500%, 09/01/2034	92,134	101,016
5.500%, 02/01/2035	46,266	50,726
5.000%, 04/01/2035	5,234,029	5,652,386
5.000%, 07/01/2035	15,684,655	16,937,626
5.000%, 02/01/2036	8,536,854	9,199,511
5.000%, 03/01/2036	3,331,907	3,590,286
5.500%, 04/01/2036	8,883,857	9,635,073
6.000%, 08/01/2037	260,912	280,601
4.000%, 08/01/2040	3,478,038	3,625,118
4.000%, 10/01/2040	2,303,874	2,401,301
4.000%, 12/01/2040	8,121,825	8,524,398
3.500%, 01/01/2041	4,788,435	4,867,458
4.000%, 01/01/2041	11,575,302	12,064,802
3.500%, 02/01/2041	4,313,739	4,384,928
4.000%, 02/01/2041	22,683,601	23,716,937
3.500%, 03/01/2041	6,381,884	6,487,204
4.500%, 07/01/2041	4,799,542	5,088,976
4.000%, 09/01/2041	10,758,051	11,223,074
4.000%, 12/01/2041	9,100,000	9,493,352
3.000%, 05/01/2042	6,381,875	6,244,235
3.500%, 06/01/2042	15,142,745	15,392,647
Government National Mortgage Association (GNMA):
6.000%, 12/20/2028	52,304	58,202
6.500%, 01/20/2029	22,656	26,380
Series 2003-2, Class PB, 5.500%, 03/20/2032	51,457	52,201
6.000%, 11/20/2033	41,142	47,691
4.500%, 05/20/2040	5,842,581	6,291,370
5.000%, 07/20/2040	2,604,009	2,870,975
4.500%, 01/20/2041	22,415,679	24,161,663
4.000%, 06/20/2042	45,015,601	47,370,625
3.500%, 09/20/2042	22,440,837	23,070,222
		554,600,168	19.5%

Non-U.S. Government Agency Issues
Bank of America Alternative Loan Trust:
Series 2004-1, Class 5A2, 5.500%, 02/25/2019	1,772,812	1,813,389
Series 2004-2, Class 5A1, 5.500%, 03/25/2019	362,582	372,378
Series 2004-8, Class 3A1, 5.500%, 09/25/2019	2,078,028	2,184,556
Series 2005-2, Class 4A1, 5.500%, 03/25/2020	65,118	68,059
Series 2005-4, Class 3A1, 5.500%, 05/25/2020	1,002,228	1,036,080
Series 2005-8, Class 5A1, 5.500%, 09/25/2020	242,956	249,984
Series 2006-2, Class 6A1, 5.500%, 03/25/2021	240,045	247,425
Series 2007-1, Class 1A1, 5.955%, 04/25/2022	880,884	911,344
Series 2005-2, Class 1CB2, 5.500%, 03/25/2035	3,405,041	3,243,165
Series 2006-3, Class 6A1, 6.000%, 04/25/2036	242,106	250,372
Series 2006-5, Class CB7, 6.000%, 06/25/2046 §	335,437	274,214
Bank of America Mortgage Securities Inc:
Series 2003-L, Class 2A1, 3.041%, 01/25/2034	7,808,578	7,670,717
Series 2005-9, Class 1A5, 5.500%, 10/25/2035	622,062	617,362
Chase Mortgage Finance Corporation:
Series 2003-S13, Class A11, 5.500%, 11/25/2033	22,320	22,375
Series 2006-A1, Class 2A3, 4.626%, 09/25/2036 §	763,964	646,797
Citicorp Mortgage Securities Trust,
Series 2007-2, Class 1A3, 6.000%, 02/25/2037	3,492,004	3,553,700
Citigroup Mortgage Loan Trust, Inc.:
Series 2005-9, Class 2A2, 5.500%, 11/25/2035 §	105,103	105,101
Series 2005-9, Class 22A2, 6.000%, 11/25/2035 §	304,766	280,206
Countrywide Alternative Loan Trust:
Series 2005-3CB, Class 2A1, 5.000%, 03/25/2020	3,537,740	3,596,152
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 §	593,264	586,165
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 §	835,129	813,056
Series 2006-43CB, Class 2A1, 6.000%, 02/25/2022 §	387,708	397,435
Series 2005-10CB, Class 1A6, 5.500%, 05/25/2035	340,679	336,782
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 §	1,023,220	932,293
Series 2006-J2, Class A3, 6.000%, 04/25/2036 §	197,279	182,016
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 §	1,108,536	845,972
Countrywide Home Loan Mortgage Pass Through Trust,
Series 2005-6, Class 2A1, 5.500%, 04/25/2035	1,972,806	1,812,538
Credit Suisse First Boston Mortgage Securities Corp,
Series 2005-7, Class 3A1, 5.000%, 08/25/2020	1,070,020	1,088,836
Deutsche ALT-A Securities Inc. Alternate Loan Trust,
Series 2005-3, Class 4A5, 5.250%, 06/25/2035	1,138,623	1,108,376
Deutsche Mortgage Securities Inc.,
Series 2006-AR5, Class 21A, 6.000%, 10/25/2021	492,651	432,629
First Horizon Alternative Mortgage Securities:
Series 2006-FA6, Class 3A1, 5.750%, 11/25/2021	376,355	384,787
Series 2006-FA8, Class 2A1, 5.750%, 02/25/2037	1,099,050	987,934
GSR Mortgage Loan Trust:
Series 2004-15F, Class 5A1, 5.500%, 01/25/2020	2,505,245	2,582,825
Series 2005-3F, Class 2A4, 6.000%, 03/25/2035	12,575,612	12,713,227
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020 §	3,409,869	3,449,270
Series 2006-A1, Class 2A1, 2.705%, 03/25/2036 §	216,924	165,009
Series 2006-S3, Class A3A, 6.000%, 08/25/2036	246,670	221,501
J.P. Morgan Mortgage Trust:
Series 2006-S3, Class 2A3, 5.000%, 08/25/2021	1,000,532	989,252
Series 2006-A7, Class 2A4R, 2.867%, 01/25/2037 §	597,556	480,280
Series 2007-A2, Class 2A3, 2.853%, 04/25/2037	12,443,911	10,143,579
Master Alternative Loans Trust:
Series 2004-1, Class 1A1, 5.000%, 01/25/2019	266,973	273,250
Series 2004-5, Class 4A1, 5.500%, 07/25/2019	776,111	815,860
Series 2005-3, Class 4A1, 5.500%, 03/25/2020	1,416,453	1,483,980
Series 2003-5, Class 6A1, 6.000%, 08/25/2033	91,119	96,916
Series 2004-2, Class 2A1, 6.000%, 02/25/2034	7,746,139	8,460,124
Series 2005-6, Class 1A5, 5.500%, 12/25/2035	7,711,535	7,132,129
Master Asset Securitization Trust,
Series 2005-2, Class 1A1, 5.250%, 11/25/2035	193,504	193,071
Merrill Lynch Mortgage Investors Trust,
Series 2005-A8, Class A1C1, 5.250%, 08/25/2036	53,646	53,341
Residential Accredit Loans, Inc.:
Series 2004-QS3, Class CB, 5.000%, 03/25/2019	2,835,221	2,951,491
Series 2004-QS13, Class CB, 5.000%, 09/25/2019	2,316,560	2,380,599
Series 2005-QS2, Class A1, 5.500%, 02/25/2035	657,616	636,198
Sequoia Mortgage Trust,
Series 2013-6, Class A2, 3.000%, 05/25/2043	19,894,223	18,743,640
Structured Asset Securities Corporation:
Series 2003-31A, Class 2A7, 2.593%, 10/25/2033	5,003,441	4,975,232
Series 2005-7XS, Class 1A4B, 5.440%, 04/25/2035	834,612	861,183
Washington Mutual Mortgage Pass Through Certificates:
Series 2004-CB1, Class 5A, 5.000%, 06/25/2019	119,647	123,569
Series 2004-CB2, Class 5A, 5.000%, 07/25/2019	108,818	111,943
Series 2004-CB2, Class 7A, 5.500%, 08/25/2019	232,392	241,630
Series 2004-CB3, Class 4A, 6.000%, 10/25/2019	67,181	70,741
Series 2004-CB4, Class 22A, 6.000%, 12/25/2019	103,179	107,005
Wells Fargo Alternative Loan Trust,
Series 2007-PA1, Class A4, 6.000%, 03/25/2037 §	152,409	130,640
		117,639,680	4.1%

Asset Backed Securities
ACE Securities Corp Home Equity Loan Trust Series,
Series 2006-OP1, 0.343%, 04/25/2036	15,509,709	14,554,311
Amresco Residential Securities Mortgage Loan Trust,
Series 1998-2, Class A6, 6.450%, 12/25/2027	16,467	15,975
Bayview Financial Acquisition Trust:
Series 2007-A, Class 1A2, 6.205%, 05/28/2037	522,073	561,547
Series 2007-B, Class 1A2, 6.831%, 08/28/2047	150,000	124,945
Bear Stearns Asset Backed Securities I Trust,
Series 2007-HE4, Class 1A1, 0.313%, 05/25/2037	11,828,576	11,108,559
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class A3, 0.373%, 02/25/2036	3,437,313	3,319,681
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-5, Class 1A6, 4.597%, 01/25/2015	1,183,374	1,188,980
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH3, Class A3, 0.343%, 10/25/2036	5,653,285	5,591,840
Series 2007-WFH1, Class A3, 0.343%, 01/25/2037	2,134,727	2,076,355
Countrywide Asset-Backed Certificates:
Series 2005-1, Class AF4, 5.147%, 02/25/2033	1,271,264	1,292,776
Series 2004-12, Class AF6, 4.634%, 03/25/2035	923,623	949,913
Series 2004-15, Class AF6, 4.613%, 04/25/2035	796,758	771,155
Series 2005-7, Class AF6, 4.693%, 10/25/2035	2,225,462	2,139,742
Series 2005-11, Class AF3, 4.778%, 02/25/2036	1,657,633	1,533,319
Series 2005-10, Class AF6, 4.915%, 02/25/2036	391,555	380,257
Series 2005-13, Class AF3, 5.195%, 04/25/2036	1,521,474	1,321,350
Series 2006-S9, Class A3, 5.728%, 08/25/2036	220,082	208,873
Series 2007-S1, Class A6, 5.693%, 11/25/2036	118,100	111,944
Series 2006-13, Class 1AF3, 5.253%, 01/25/2037 §	195,874	193,421
Series 2007-S2, Class A2, 5.649%, 05/25/2037	91,188	92,512
Series 2006-10, Class 1AF3, 5.318%, 09/25/2046	1,300,000	814,787
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046	610,859	416,072
Series 2007-4, Class A3, 5.714%, 04/25/2047	300,000	196,482
Series 2006-25, Class 2A2, 0.313%, 06/25/2047	2,016,674	2,002,710
Credit Based Asset Servicing and Securitization LLC,
Series 2005-CB8, Class AF2, 4.619%, 12/25/2035	1,402,336	1,311,747
GE Capital Mortgage Services, Inc.,
Series 1999-HE1, Class A7, 6.265%, 04/25/2029	1,731	1,698
Green Tree Financial Corporation:
Series 1993-4, Class A5, 7.050%, 01/15/2019	9,752	10,189
Series 1997-1, Class A5, 6.860%, 03/15/2028	5,988	6,187
Series 1997-4, Class A5, 6.880%, 02/15/2029	25,645	27,184
Series 1997-5, Class A6, 6.820%, 05/15/2029	304,485	318,197
Series 1998-3, Class A5, 6.220%, 03/01/2030	503,258	546,576
Series 1998-4, Class A5, 6.180%, 04/01/2030	218,944	225,504
Home Equity Asset Trust,
Series 2006-4, Class 2A3, 0.363%, 08/25/2036	1,507,021	1,467,869
J.P. Morgan Mortgage Acquisition Corp:
Series 2007-CH4, Class A2, 0.253%, 12/25/2029	3,918,304	3,873,126
Series 2007-CH1, Class AV5, 0.433%, 11/25/2036	10,000,000	8,810,020
Long Beach Mortgage Loan Trust,
Series 2006-WL2, Class 2A3, 0.393%, 01/25/2036	3,840,635	3,457,413
Morgan Stanley ABS Capital I,
Series 2006-HE1, Class A3, 0.373%, 01/25/2036	8,882,010	8,731,265
Morgan Stanley Home Equity Loan Trust,
Series 2006-2, Class A3, 0.363%, 02/25/2036	15,779,959	15,357,893
Nationstar Home Equity Loan Trust,
Series 2006-B, Class AV3, 0.363%, 09/25/2036	7,843,833	7,604,636
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 11/15/2017	31,846	33,303
Option One Mortgage Loan Trust,
Series 2005-4, Class A3, 0.453%, 11/25/2035	818,062	802,229
Renaissance Home Equity Loan Trust:
Series 2005-1, Class AF6, 4.970%, 05/25/2035	184,471	179,113
Series 2006-2, Class AF3, 5.797%, 08/25/2036	819,000	525,817
Series 2006-3, Class AF2, 5.580%, 11/25/2036	683,944	415,205
Series 2007-1, Class AF2, 5.512%, 04/25/2037	490,406	269,448
Series 2007-1, Class AF3, 5.612%, 04/25/2037	294,244	164,093
Series 2007-2, Class AF2, 5.675%, 06/25/2037	1,487,526	802,177
Residential Asset Mortgage Products, Inc.:
Series 2003-RS10, Class A17, 4.850%, 11/25/2033	64,276	64,673
Series 2004-RS4, Class AI6, 5.072%, 04/25/2034	3,840,145	3,962,737
Residential Asset Securities Corporation:
Series 2003-KS5, Class AI6, 3.620%, 07/25/2033	95,677	90,944
Series 2003-KS9, Class AI6, 4.710%, 11/25/2033	71,925	69,060
Series 2006-EMX8, Class 1A2, 0.313%, 10/25/2036	349,451	347,773
Soundview Home Equity Loan Trust,
Series 2005-OPT4, Class 2A3, 0.453%, 12/25/2035	12,185,151	12,017,045
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 0.863%, 10/25/2035	5,865,576	5,700,061
Springleaf Mortgage Loan Trust,
Series 2012-2, Class A, 2.220%, 10/25/2057 (Acquired 07/31/2012, Cost $4,778,008) *	4,778,549	4,844,116
		133,004,804	4.7%

Commercial Mortgage Backed Securities
Citigroup Deutsche Bank,
Series 2005-CD1, Class A4, 5.392%, 07/15/2044	15,751,219	16,919,896
Commercial Mortgage Trust:
Series 2005-C6, Class A5A, 5.116%, 06/10/2044	5,987,000	6,417,806
Series 2012-CR1, Class A3, 3.391%, 05/15/2045	25,592,000	25,061,555
Series 2012-CR2, Class A4, 3.147%, 08/15/2045	23,700,000	22,661,253
GE Capital Commercial Mortgage Corporation:
Series 2004-C3, Class A4, 5.189%, 07/10/2039	1,422,367	1,470,468
Series 2005-C4, Class A4, 5.471%, 11/10/2045	12,795,000	13,838,112
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C2, Class A4, 5.301%, 08/10/2038	6,727,000	6,930,505
J.P. Morgan Chase Commercial Mortgage Trust:
Series 2005-CB12, Class A4, 4.895%, 09/12/2037	17,525,000	18,673,063
Series 2013-LC11, Class A5, 2.960%, 04/17/2046	12,075,000	11,248,623
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C6, Class A4, 2.858%, 11/17/2045	25,410,000	23,667,611
Morgan Stanley Capital I Trust,
Series 2005-HQ7, Class A4, 5.378%, 11/14/2042	19,275,000	20,723,883
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4, 5.465%, 12/15/2044	5,000,000	5,411,020
WF-RBS Commercial Mortgage Trust,
Series 2012-C6, Class A4, 3.440%, 04/15/2045	13,700,000	13,541,244
		186,565,039	6.5%
Total Long-Term Investments (Cost $2,791,321,880)		2,760,024,976	96.8%

	Shares
SHORT-TERM INVESTMENTS
Money Market Mutual Funds
Dreyfus Institutional Cash Advantage Fund, 0.04% «	21,651,048	21,651,048
Short-Term Investments Trust - Liquid Assets Portfolio, 0.09% «	55,000,000	55,000,000
Total Short-Term Investments (Cost $76,651,048)		76,651,048	2.7%

	Principal Amount
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM
SECURITIES LENDING
Commercial Paper
Atlantic East Funding LLC, 0.545%, 03/25/2014 † **	$215,971	172,406
Total Commercial Paper (Cost $215,971)		172,406	0.0%

	Shares
Investment Companies
Mount Vernon Securities Lending Trust Prime Portfolio, 0.21% «	173,151,120	173,151,120
Total Investment Companies (Cost $173,151,120)		173,151,120	6.1%

Total Investments Purchased With Cash Proceeds From
Securities Lending (Cost $173,367,091)		173,323,526	6.1%
Total Investments (Cost $3,041,340,019)		3,009,999,550	105.6%

Asset Relating to Securities Lending Investments
Support Agreement ** ^ α †		43,565
Total (Cost $0)		43,565	0.0%
Liabilities in Excess of Other Assets		(159,962,724)	(5.6)%
TOTAL NET ASSETS		$2,850,080,391	100.0%

Notes to Schedule of Investments
*	Restricted Security Deemed Liquid
**	Illiquid Security
@	This security or portion of this security is out on loan at June 30, 2013.
f	Foreign Security
^	Non-Income Producing
«	7-Day Yield
§	Security in Default
†	Priced at Fair Value by the Valuation Committee as delegated by the Baird Funds' Board of Directors.
α	The Fund's transfer agent and administrator and securities lending agent entered into a support agreement with the Fund to cover losses realized by the Fund on its investment in Atlantic East Funding, LLC (up to a certain amount), which investment was made by the Fund's securities lending agent.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable because the Registrant is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable because the Registrant is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

Item 11. Controls and Procedures.

(a)
The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), as of a date within 90 days prior to the filing date of this Form N-CSR, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on such evaluation, the Registrant's principal executive and principal financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of ethics.
Incorporated by reference to the Registrant’s Form N-CSR filed on March 9, 2004.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable because the Registrant is not a closed-end management investment company.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BAIRD FUNDS, INC.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 6, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/Mary Ellen Stanek
Mary Ellen Stanek, President

Date:      September 6, 2013

By:          /s/Dominick Zarcone
Dominick Zarcone, Treasurer

Date:      September 6, 2013